UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22487

                                 DBX ETF Trust

(Exact name of registrant as specified in charter)

60 Wall Street

                                 New York, New York10005

(Address of principal executive offices) (Zip code)

Alex Depetris

DBX ETF Trust

60 Wall Street

                                 New York, New York10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-4352

Date of fiscal year end: May 31

Date of reporting period: November 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

November 30, 2013

Unaudited

DBX ETF Trust

db X-trackers MSCI Brazil Hedged Equity Fund (DBBR)

db X-trackers MSCI EAFE Hedged Equity Fund (DBEF)

db X-trackers MSCI Emerging Markets Hedged Equity Fund (DBEM)

db X-trackers MSCI Germany Hedged Equity Fund (DBGR)

db X-trackers MSCI Japan Hedged Equity Fund (DBJP)

db X-trackers Municipal Infrastructure Revenue Bond Fund (RVNU)

db X-trackers Regulated Utilities Fund (UTLT)

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund (DBAP)

db X-trackers MSCI Europe Hedged Equity Fund (DBEU)

db X-trackers MSCI United Kingdom Hedged Equity Fund (DBUK)

db X-trackers Harvest CSI 300 China A-Shares Fund (ASHR)

DBX ETF Trust

TO OUR SHAREHOLDERS:

Dear Shareholder,

We are pleased to provide this semi-annual report for DBX ETF Trust, which covers the six-month period ended November 30, 2013.

The global equity markets generally posted solid gains during the six-month reporting period. The U.S. economy, supported by improvements in housing, employment and accommodative monetary policy, helped to boost the equity market to record highs despite periods of volatility. Meanwhile, the Euro-zone emerged from recession, Japan launched an aggressive new policy approach and China announced an ambitious reform agenda. The U.S. dollar struggled through much of the period, although prospects for rising bond yields, the Federal Reserve’s plan to begin tapering its stimulus program, the dollar’s relative “safe haven” status and signs of steady growth appeared to boost its outlook versus major counterparts by the fourth quarter of 2013. Through November 30, 2013, the U.S. dollar was up against six of nine G10 currencies year-to-date, as measured by the DXY index, an index measuring the value of the dollar against a basket of currencies including the Euro, Great British pound, Japanese yen, Canadian dollar, Swedish krona and the Swiss franc.

Currency-hedged equity funds

The db X-trackers MSCI Brazil Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Brazil U.S. Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to Brazilian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Brazilian real. For the six-month period ended November 30, 2013, the db X-trackers MSCI Brazil Hedged Equity Fund returned -1.39%, compared with the Underlying Index return of -0.86%.

The db X-trackers MSCI EAFE Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE U.S. Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. As of November 30, 2013, the Index included securities from the following 22 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. For the six-month period ended November 30, 2013, db X-trackers MSCI EAFE Hedged Equity Fund returned 8.28%, compared with the Underlying Index return of 8.60%.

The db X-trackers MSCI Emerging Markets Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EM U.S. Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected emerging market currencies. As of November 30, 2013, the Index included securities from the following 21 countries: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. For the six-month period ended November 30, 2013, the db X-trackers MSCI Emerging Markets Hedged Equity Fund returned 1.51%, compared with the Underlying Index return of 2.84%.

The db X-trackers MSCI Germany Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Germany U.S. Dollar Hedged Index (the “Underlying Index”). The Underlying Index is designed to provide exposure to German equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and the euro. For the six-month period ended November 30, 2013, the db X-trackers MSCI Germany Hedged Equity Shares returned 13.37%, compared with the Underlying Index return of 13.70%.

The db X-trackers MSCI Japan Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan U.S. Dollar Hedged Index (the

“Underlying Index”). The Underlying Index is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen. For the six-month period ended November 30, 2013, the db X-trackers MSCI Japan Hedged Equity Fund returned 11.16%, compared with the Underlying Index return of 11.57%.

The db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Asia Pacific ex Japan U.S. Dollar Hedged Index (the “Underlying Index”). The underlying index is designed to provide exposure to equity securities in developed and emerging stock markets in the Asia-Pacific region (excluding Japan), while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. The index consists of issuers from Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Singapore, South Korea, the Philippines, Taiwan and Thailand. For the period October 1, 2013 (commencement of operations) to November 30, 2013, the db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund returned 3.88%, compared with the Underlying Index return of 3.77%.

The db X-trackers MSCI Europe Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe U.S. Dollar Hedged Index (the “Underlying Index”). The index is designed to provide exposure to equity securities in 16 developed European stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. The index includes securities from Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. For the period October 1, 2013 (commencement of operations) to November 30, 2013, the db X-trackers MSCI Europe Hedged Equity Fund returned 4.80%, compared with the Underlying Index return of 4.92%.

The db X-trackers MSCI United Kingdom Hedged Equity Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI United Kingdom U.S. Dollar Hedged Index (the “Underlying Index”). The index is designed to provide exposure to the equity market of the United Kingdom, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and British pound sterling. For the period October 1, 2013 (commencement of operations) to November 30, 2013, the db X-trackers MSCI United Kingdom Hedged Equity Fund returned 3.20%, compared with the Underlying Index return of 3.25%.

Income funds

The db X-trackers Municipal Infrastructure Revenue Bond Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the DBIQ Municipal Infrastructure Revenue Bond Index (the “Underlying Index”). The Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. For the period June 4, 2013 (commencement of operations) to November 30, 2013, the db X-trackers Municipal Infrastructure Revenue Bond Fund returned -5.12%, compared with the Underlying Index return of -6.06%.

The db X-trackers Regulated Utilities Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the DBIQ Regulated Utilities Index (the “Underlying Index”). The Index is designed to track the price movements in shares of companies whose main business operations are in the regulated utilities sector. A company is considered to be in the regulated utilities sector if its ancillary, non-utility businesses and/or unregulated utilities business does not represent more than 25% of the company’s earnings before interest, taxes, depreciation and amortization (“EBITDA”). For the period June 4, 2013 (commencement of operations) to November 30, 2013, the db X-trackers Municipal Infrastructure Revenue Bond Fund returned 2.00%, compared with the Underlying Index return of 1.80%.

China fund

The db X-trackers Harvest CSI 300 China A-Shares Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the CSI 300 Index (the “Underlying Index”). The Underlying Index is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. For the period November 6, 2013 (commencement of operations) to November 30, 2013, the db X-trackers Harvest CSI 300 China A-Shares Fund returned 1.96%, compared with the Underlying Index return of 2.38%.

Deutsche Bank, a leading global banking institution, has managed a successful and growing platform of exchange-traded products since 2006. Our team appreciates your trust looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

Alex Depetris

Chairman, President and Chief Executive Officer

*************************

Performance quoted above represents past performance, assumes reinvestment of all dividends and capital gains distributions at net asset value (“NAV”), and does not guarantee future results. A Fund’s NAV return is based on the changes in the Fund’s NAV per share for the period indicated. A Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. Current Fund performance may be higher or lower than the performance quoted. Fund performance data current to the most recent month end may be obtained by visiting www.dbxus.com.

An index is a statistical measure of a specified financial market or sector. An index is unmanaged and one cannot invest directly in an index. An index does not actually hold a portfolio of securities, incur expenses, or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes that a shareholder would pay on Fund distributions or on transactions in Fund shares.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Current and future portfolio holdings are subject to risk. Investment in the Funds poses investment risk, including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost.

DBX ETF Trust

FEES AND EXPENSES (Unaudited)

As a shareholder of one or more of the funds of the DBX ETF Trust (each, a “Fund” and collectively, the “Funds”), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held through the six month period ended November 30, 2013.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs including brokerage commissions on purchases and sales of fund shares. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Annualized Expense Ratio(1) based on the number of days in the period	Expenses Paid During the Period(2) June 1, 2013 to November 30, 2013
db X-trackers MSCI Brazil Hedged Equity Fund
Actual	$1,000.00	$986.12	0.60%	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
db X-trackers MSCI EAFE Hedged Equity Fund
Actual	$1,000.00	$1,082.83	0.35%	$1.83
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.35%	$1.78
db X-trackers MSCI Emerging Markets Hedged Equity Fund
Actual	$1,000.00	$1015.10	0.65%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	0.65%	$3.29
db X-trackers MSCI Germany Hedged Equity Fund
Actual	$1,000.00	$1,133.71	0.50%	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.50%	$2.54
db X-trackers MSCI Japan Hedged Equity Fund
Actual	$1,000.00	$1,111.61	0.50%	$2.65
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.50%	$2.54
db X-trackers Municipal Infrastructure Revenue Bond Fund
Actual (3)	$1,000.00	$948.80	0.30%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.56	0.30%	$1.52

DBX ETF Trust

FEES AND EXPENSES (Unaudited) (Continued)

	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Annualized Expense Ratio(1) based on the number of days in the period	Expenses Paid During the Period(2) June 1, 2013 to November 30, 2013
db X-trackers Regulated Utilities Fund
Actual (3)	$1,000.00	$1,020.00	0.45%	$2.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund
Actual (4)	$1,000.00	$1,038.80	060%	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
db X-trackers MSCI Europe Hedged Equity Fund
Actual (4)	$1,000.00	$1,048.00	0.45%	$0.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
db X-trackers MSCI United Kingdom Hedged Equity Fund
Actual (4)	$1,000.00	$1,031.60	0.45%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28
db X-trackers Harvest CSI 300 China A-Shares Fund
Actual (5)	$1,000.00	$1,019.60	1.25%	$0.86
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	1.25%	$6.33

(1) DBX Advisors LLC (the “Advisor”), has contractually agreed to reduce its fees and/or pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit each Fund’s net annual operating expenses for shares of each Fund to 0.65% (with respect to db X-trackers MSCI Emerging Markets Hedged Equity Fund), 0.35% (with respect to db X-trackers MSCI EAFE Hedged Equity Fund), 0.60% (with respect to db X-trackers MSCI Brazil Hedged Equity Fund), 0.50% (with respect to db X-trackers MSCI Germany Hedged Equity Fund), 0.50% (with respect db X-trackers MSCI Japan Hedged Equity Fund), 0.30% (with respect to db X-trackers Municipal Infrastructure Revenue Bond Fund) and 0.45% (with respect to db X-trackers Regulated Utilities Fund) of its average net assets (the “Expense Cap”). The Expense Cap will remain in effect until September 30, 2014.

(2) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period June 1, 2013 to November 30, 2013. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period; then multiplying the result by 183 days and then dividing the result by 365.

(3) Fund commenced operations on June 4, 2013. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 180/365 (to reflect the period since commencement of operations).

(4) Fund commenced operations on October 1, 2013. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 61/365 (to reflect the period since commencement of operations).

(5) Fund commenced operations on November 6, 2013. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 25/365 (to reflect the period since commencement of operations).

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Brazil Hedged Equity Fund

November 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 57.1%
Basic Materials — 8.2%
Cia Siderurgica Nacional SA	7,564	$38,594
Fibria Celulose SA*	2,587	30,799
Ultrapar Participacoes SA	3,389	84,251
Vale SA	13,616	209,234

		362,878

Communications — 1.0%
Tim Participacoes SA	8,780	43,406

Consumer, Cyclical — 2.1%
Cia Hering	1,452	19,283
Lojas Americanas SA	1,374	8,099
Lojas Renner SA	1,297	34,728
MRV Engenharia e Participacoes SA	3,561	14,111
Raia Drogasil SA	2,249	16,283

		92,504

Consumer, Non-cyclical —22.5%
Ambev SA	48,951	368,246
Anhanguera Educacional Participacoes SA	4,061	27,592
BRF SA	6,790	148,672
CCR SA	9,160	72,597
Cielo SA	3,671	106,548
Cosan SA Industria e Comercio	1,268	23,358
EcoRodovias Infraestrutura e Logistica SA	1,739	10,974
Estacio Participacoes SA	2,756	23,625
Hypermarcas SA	3,607	29,437
JBS SA	7,636	27,479
Kroton Educacional SA	1,952	33,074
Localiza Rent a Car SA	1,429	20,686
M Dias Branco SA	354	16,256
Natura Cosmeticos SA	1,790	33,128
Qualicorp SA*	2,070	19,323
Souza Cruz SA	3,965	39,918

		1,000,913

Energy — 5.5%
Petroleo Brasileiro SA	31,087	243,981

Financial — 11.7%
Banco Bradesco SA	6,548	96,274
Banco do Brasil SA	5,946	65,516
Banco Santander Brasil SA	9,858	62,926
BB Seguridade Participacoes SA	6,226	67,748
BM&FBOVESPA SA	19,516	98,573
BR Malls Participacoes SA	4,268	35,014
BR Properties SA	2,123	17,508
CETIP SA — Mercados Organizados	2,000	21,849
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,998	20,293
Odontoprev SA	2,748	11,184
Porto Seguro SA	1,174	14,852
Sul America SA	1,330	9,059

		520,796

Industrial — 2.9%
All America Latina Logistica SA	4,685	15,655
Duratex SA	2,861	16,755

	Number of Shares	Value

Industrial (Continued)
Embraer SA	6,146	$47,762
Multiplan Empreendimentos Imobiliarios SA	832	18,335
WEG SA	2,255	30,431

		128,938

Technology — 0.4%
Totvs SA	1,250	19,733

Utilities — 2.8%
Centrais Eletricas Brasileiras SA	2,709	6,870
Cia de Saneamento Basico do Estado de Sao Paulo	3,546	37,006
Cia de Saneamento de Minas Gerais-Copasa	626	10,247
CPFL Energia SA	2,499	20,812
EDP — Energias do Brasil SA	2,501	12,804
Tractebel Energia SA	1,694	27,751
Transmissora Alianca de Energia Eletrica SA	1,002	9,324

		124,814

TOTAL COMMON STOCKS (Cost $2,490,419)		2,537,963

PREFERRED STOCKS — 42.7%
Basic Materials — 10.0%
Braskem SA*	1,624	14,471
Gerdau SA	8,918	68,769
Klabin SA	4,935	25,581
Metalurgica Gerdau SA, Class A	2,854	27,754
Suzano Papel e Celulose SA, Class A	3,129	11,394
Usinas Siderurgicas de Minas Gerais SA*	3,957	21,105
Vale SA	19,790	277,997

		447,071

Communications — 1.6%
Oi SA	7,492	11,458
Telefonica Brasil SA	3,088	59,412

		70,870

Consumer, Cyclical — 0.9%
Lojas Americanas SA	4,216	28,718
Marcopolo SA	4,749	11,800

		40,518

Consumer, Non-cyclical — 1.6%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,494	69,508

Diversified — 2.6%
Itausa — Investimentos Itau SA	29,671	118,214

Energy — 8.1%
Petroleo Brasileiro SA	43,792	358,703

Financial — 15.7%
Banco Bradesco SA	21,926	291,188
Banco do Estado do Rio Grande do Sul	1,872	10,907
Bradespar SA	2,356	25,647
Itau Unibanco Holding SA	26,240	370,513

		698,255

See Notes to Financial Statements.	6

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Brazil Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Utilities — 2.2%
AES Tiete SA	1,008	$8,675
Centrais Eletricas Brasileiras SA	2,303	10,271
Cia Energetica de Minas Gerais	5,623	47,287
Cia Energetica de Sao Paulo	1,745	17,561
Cia Paranaense de Energia	998	13,425

		97,219

TOTAL PREFERRED STOCKS (Cost $2,073,153)		1,900,358

RIGHTS — 0.0% (a)
Basic Materials — 0.0% (a)
Klabin SA*, expires 1/27/14 (Cost $0)	151	1,035

TOTAL INVESTMENTS — 99.8% (Cost $4,563,572)		$4,439,356
Other assets less liabilities — 0.2%		7,040

NET ASSETS — 100.0%		$4,446,396

SECTOR BREAKDOWN AS OF NOVEMBER 30, 2013

(Unaudited)

	Value	% of Net Assets
Financial	$1,219,051	27.4%
Consumer, Non-cyclical	1,070,421	24.1
Basic Materials	810,984	18.2
Energy	602,684	13.5
Utilities	222,033	5.0
Consumer, Cyclical	133,022	3.0
Industrial	128,938	2.9
Diversified	118,214	2.7
Communications	114,276	2.6
Technology	19,733	0.4

TOTAL INVESTMENTS	4,439,356	99.8
Other Assets and Liabilities	7,040	0.2

NET ASSETS	$4,446,396	100.0%

As of November 30, 2013, the Fund had following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/4/2013	BRL	3,971,000	USD	1,769,214	$69,684
JP Morgan & Chase Co.	12/4/2013	BRL	3,971,000	USD	1,772,610	73,080
JP Morgan & Chase Co.	12/4/2013	BRL	20,600	USD	8,813	(4)
The Bank of New York Mellon	12/4/2013	BRL	76,207	USD	33,900	1,284
The Bank of New York Mellon	12/4/2013	BRL	1,693,334	USD	729,257	4,535
The Bank of New York Mellon	12/4/2013	BRL	278,424	USD	122,492	3,331
Barclays Bank PLC	12/4/2013	USD	1,700,278	BRL	3,971,000	(749)
JP Morgan & Chase Co.	12/4/2013	USD	1,708,806	BRL	3,991,600	(460)
The Bank of New York Mellon	12/4/2013	USD	28,164	BRL	64,000	(773)
The Bank of New York Mellon	12/4/2013	USD	850,028	BRL	1,983,965	(920)
Barclays Bank PLC	1/6/2014	BRL	5,073,000	USD	2,154,689	1,100
JP Morgan & Chase Co.	1/6/2014	BRL	5,073,000	USD	2,153,957	368
The Bank of New York Mellon	1/6/2014	USD	110,300	BRL	259,238	(248)

Total net unrealized appreciation						$150,228

Currency Abbreviations

BRL – Brazilian Real

USD – U.S. Dollar

* Non-income producing security.

(a) Less than 0.1%.

See Notes to Financial Statements.	7

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund

November 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.6%
Australia — 7.4%
AGL Energy Ltd.	10,049	$137,298
ALS Ltd.	4,700	35,894
Alumina Ltd.*	56,376	52,086
AMP Ltd.	60,608	257,085
Asciano Ltd.	14,398	75,620
ASX Ltd.	3,044	102,797
Australia & New Zealand Banking Group Ltd.	48,006	1,393,948
Bendigo and Adelaide Bank Ltd.	13,386	137,199
BHP Billiton Ltd.	56,275	1,915,275
Boral Ltd.	14,267	62,595
Brambles Ltd.	27,063	234,270
Caltex Australia Ltd.	5,743	99,585
Cochlear Ltd.	880	46,844
Commonwealth Bank of Australia	28,484	2,017,680
Computershare Ltd.	8,183	81,115
Crown Resorts Ltd.	12,782	196,628
CSL Ltd.	10,410	651,265
Dexus Property Group REIT	82,577	78,548
Federation Centres Ltd. REIT	29,383	63,655
Fortescue Metals Group Ltd.	24,963	129,064
Goodman Group REIT	30,370	133,798
GPT Group REIT	32,271	105,161
Harvey Norman Holdings Ltd.	19,263	56,635
Iluka Resources Ltd.	8,778	70,074
Incitec Pivot Ltd.	22,355	52,703
Leighton Holdings Ltd.	9,052	133,976
Lend Lease Group	8,115	81,623
Macquarie Group Ltd.	7,383	364,110
Mirvac Group REIT	62,077	96,059
National Australia Bank Ltd.	41,715	1,313,039
Newcrest Mining Ltd.	16,362	114,531
Orica Ltd.	6,896	145,503
Origin Energy Ltd.	24,935	316,624
QBE Insurance Group Ltd.	22,532	320,977
Ramsay Health Care Ltd.	2,370	83,573
Rio Tinto Ltd.	8,280	497,885
Santos Ltd.	22,554	287,417
Seek Ltd.	505	6,146
Sonic Healthcare Ltd.	6,399	96,632
SP AusNet	122,855	129,721
Stockland REIT	39,667	139,012
Suncorp Group Ltd.	22,382	268,723
Sydney Airport*	30,572	108,530
Telstra Corp. Ltd.	106,308	489,640
Wesfarmers Ltd.	16,380	639,932
Westfield Group REIT	44,472	420,999
Westfield Retail Trust REIT	51,607	143,275
Westpac Banking Corp	54,845	1,641,456
Woodside Petroleum Ltd.	11,070	376,860
Woolworths Ltd.	21,411	656,596
WorleyParsons Ltd.	3,729	55,497

		17,115,158

Austria — 0.4%
Erste Group Bank AG	6,188	217,859
OMV AG	2,054	100,615

	Number of Shares	Value

Austria (Continued)
Raiffeisen Bank International AG	4,279	$157,627
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,307	226,019
Voestalpine AG	4,307	214,226

		916,346

Belgium — 1.1%
Anheuser-Busch InBev NV	14,760	1,507,208
Colruyt SA	1,500	84,586
Delhaize Group SA	1,877	109,403
Groupe Bruxelles Lambert SA	1,497	132,341
KBC Groep NV	2,182	124,526
Solvay SA	1,224	186,442
UCB SA	4,307	289,078
Umicore SA	2,544	113,746

		2,547,330

Denmark — 1.2%
A.P. Moeller — Maersk A/S, Class A	1	9,545
A.P. Moeller — Maersk A/S, Class B	31	314,535
Carlsberg A/S, Class B	3,043	333,418
Coloplast A/S, Class B	1,219	80,028
Danske Bank A/S*	14,200	322,815
DSV A/S	4,427	135,478
Novo Nordisk A/S, Class B	7,242	1,297,431
Novozymes A/S, Class B	4,393	169,888
TDC A/S	13,544	121,508

		2,784,646

Finland — 0.9%
Fortum OYJ	12,953	296,394
Kone OYJ, Class B	2,938	270,070
Metso OYJ	2,054	83,116
Nokia OYJ*	73,200	592,810
Nokian Renkaat OYJ	1,209	59,814
Sampo OYJ, Class A	12,668	590,763
Wartsila OYJ Abp	3,027	148,113

		2,041,080

France — 9.3%
Aeroports de Paris	2,596	285,724
Air Liquide SA	5,054	704,596
Alstom SA	5,675	208,396
AXA SA	29,668	777,438
BNP Paribas SA	17,813	1,337,293
Bouygues SA	3,762	141,904
Bureau Veritas SA	13,884	412,404
Cap Gemini SA	1,830	119,358
Carrefour SA	10,406	409,487
CGG*	4,319	89,380
Christian Dior SA	956	186,474
Cie de Saint-Gobain	7,141	379,785
Cie Generale des Etablissements Michelin	4,131	448,778
CNP Assurances	8,827	168,698
Credit Agricole SA*	18,525	232,337
Danone SA	10,890	791,365
Dassault Systemes SA	2,456	281,896
Electricite de France SA	4,253	158,345

See Notes to Financial Statements.	8

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

France (Continued)
Essilor International SA	4,664	$489,316
Eutelsat Communications SA	4,324	127,263
GDF Suez	21,763	504,789
Gecina SA REIT	2,618	343,925
Iliad SA	315	74,562
JCDecaux SA	4,179	164,476
Kering	1,826	405,053
Klepierre REIT	4,307	199,976
Lafarge SA	3,695	262,386
Lagardere SCA	3,649	123,660
Legrand SA	4,474	246,972
L’Oreal SA	4,126	690,433
LVMH Moet Hennessy Louis Vuitton SA	3,580	674,953
Natixis	34,782	192,073
Orange	33,879	442,627
Pernod Ricard SA	4,197	475,794
Publicis Groupe SA	3,072	271,577
Renault SA	3,656	324,347
Safran SA	2,067	136,093
Sanofi	21,188	2,241,044
Schneider Electric SA	9,295	786,981
Societe BIC SA	1,282	157,162
Societe Generale SA	12,157	699,332
Sodexo	1,846	185,468
Suez Environnement Co.	10,340	177,733
Technip SA	1,878	188,020
Total SA	37,313	2,261,017
Unibail-Rodamco SE REIT	1,776	464,428
Vallourec SA	2,087	118,566
Vinci SA	8,467	544,475
Vivendi SA	24,284	616,883

		21,725,042

Germany — 8.8%
Adidas AG	4,288	521,594
Allianz SE	8,062	1,400,559
BASF SE	16,172	1,727,206
Bayer AG	14,774	1,971,365
Bayerische Motoren Werke AG	5,645	648,691
Beiersdorf AG	1,911	194,050
Brenntag AG	947	168,183
Celesio AG	4,344	139,303
Commerzbank AG*	16,962	252,146
Continental AG	1,981	413,729
Daimler AG	17,186	1,424,499
Deutsche Bank AG (a)	17,873	861,908
Deutsche Boerse AG	5,330	412,240
Deutsche Lufthansa AG*	6,888	149,611
Deutsche Post AG	17,392	615,150
Deutsche Telekom AG	48,898	776,385
E.ON SE	29,470	567,023
Fraport AG Frankfurt Airport Services Worldwide	2,460	181,106
Fresenius Medical Care AG & Co. KGaA	2,726	190,539
Fresenius SE & Co. KGaA	2,932	415,135
GEA Group AG	3,098	144,410
Hannover Rueck SE	1,131	94,191

	Number of Shares	Value

Germany (Continued)
HeidelbergCement AG	2,293	$179,373
Henkel AG & Co. KGaA	2,352	233,078
Hochtief AG	2,020	178,466
Infineon Technologies AG	21,221	215,399
K+S AG	709	19,836
Kabel Deutschland Holding AG	2,460	320,895
LANXESS AG	1,827	120,887
Linde AG	3,125	638,215
MAN SE	1,878	228,313
Merck KGaA	1,164	201,977
Muenchener Rueckversicherungs-Gesellschaft AG	3,134	685,618
OSRAM Licht AG*	1,524	90,267
ProSiebenSat.1 Media AG	1,112	50,037
RWE AG	8,818	338,610
SAP AG	16,293	1,349,374
Siemens AG	14,514	1,916,951
Suedzucker AG	662	16,691
ThyssenKrupp AG*	7,618	199,419
Volkswagen AG	524	136,458

		20,388,887

Hong Kong — 2.9%
AIA Group Ltd.	213,748	1,083,553
Cathay Pacific Airways Ltd.	157,957	334,555
Cheung Kong (Holdings) Ltd.	34,551	546,395
CLP Holdings Ltd.	43,649	357,804
Galaxy Entertainment Group Ltd.*	69,676	545,541
Hang Lung Properties Ltd.	41,051	137,939
Hang Seng Bank Ltd.	15,817	258,089
Henderson Land Development Co. Ltd.	19,081	111,618
Hong Kong Exchanges & Clearing Ltd.	20,092	352,725
Hutchison Whampoa Ltd.	34,551	439,433
Kerry Logistics Network Ltd.*	11,209	11,711
Kerry Properties Ltd.	22,418	88,775
Li & Fung Ltd.	160,391	218,474
Link REIT (The)	43,152	211,514
MTR Corp. Ltd.	41,051	159,649
New World Development Co. Ltd.	49,754	67,515
Power Assets Holdings Ltd.	23,731	192,847
Sands China Ltd.	49,855	377,166
Shangri-La Asia Ltd.	80,242	153,600
Sino Land Co. Ltd.	91,674	125,582
SJM Holdings Ltd.	2,448	7,847
Sun Hung Kai Properties Ltd.	34,551	443,667
Swire Pacific Ltd., Class A	14,012	169,444
Wheelock & Co. Ltd.	37,693	183,541
Wynn Macau Ltd.	36,697	140,823

		6,719,807

Ireland — 0.9%
Bank of Ireland*	230,964	89,757
CRH PLC	15,665	397,191
Elan Corp. PLC*	7,558	136,743
Experian PLC	29,219	538,835
James Hardie Industries PLC	5,410	61,753
Kerry Group PLC, Class A	2,744	175,988
Shire PLC	13,050	591,930

		1,992,197

See Notes to Financial Statements.	9

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Israel — 0.4%
Bank Hapoalim BM	20,132	$112,264
Teva Pharmaceutical Industries Ltd.	17,682	715,915

		828,179

Italy — 1.8%
Assicurazioni Generali SpA	20,334	466,394
Banca Monte dei Paschi di Siena SpA*	165,835	42,093
Enel SpA	112,092	509,938
Eni SpA	45,006	1,083,045
Fiat SpA*	7,591	60,238
Intesa Sanpaolo SpA	190,397	460,509
Luxottica Group SpA	4,307	228,126
Mediobanca SpA*	11,994	102,593
Pirelli & C. SpA	8,778	135,259
Prysmian SpA	4,427	115,617
Saipem SpA	6,095	136,817
Telecom Italia SpA	248,462	242,405
UniCredit SpA	69,126	501,580
Unione di Banche Italiane SCPA	18,856	127,698

		4,212,312

Japan — 21.3%
Aeon Co. Ltd.	2,600	34,973
Aeon Mall Co. Ltd.	2,000	57,494
Air Water, Inc.	1,000	13,988
AISIN SEIKI Co. Ltd.	3,200	128,693
Asahi Glass Co. Ltd.	23,000	148,402
Asahi Kasei Corp.	800	6,310
Astellas Pharma, Inc.	10,400	616,214
Bank of Yokohama Ltd. (The)	32,000	175,235
Bridgestone Corp.	13,600	497,828
CALBEE, Inc.	200	5,072
Canon, Inc.	19,800	659,066
Central Japan Railway Co.	3,104	373,286
Chiba Bank Ltd. (The)	2,000	13,900
Chubu Electric Power Co., Inc.	13,700	185,083
Chugai Pharmaceutical Co. Ltd.	7,500	178,998
Chugoku Electric Power Co., (The), Inc.	10,700	156,252
Citizen Holdings Co. Ltd.	1,000	7,682
Credit Saison Co. Ltd.	7,500	210,259
Dai Nippon Printing Co. Ltd.	30,000	309,239
Daicel Corp.	2,000	15,852
Dai-ichi Life Insurance Co. Ltd. (The)	17,104	267,967
Daiichi Sankyo Co. Ltd.	13,700	251,413
Daikin Industries Ltd.	4,100	260,140
Daito Trust Construction Co. Ltd.	3,000	284,641
Daiwa House Industry Co. Ltd.	11,000	213,676
Daiwa Securities Group, Inc.	31,000	301,088
DENSO Corp.	13,600	681,029
Dentsu, Inc.	6,500	270,291
Don Quijote Holdings Co. Ltd.	200	12,241
East Japan Railway Co.	8,800	720,700
Eisai Co. Ltd.	3,200	124,945
Electric Power Development Co. Ltd.	7,500	221,460
FamilyMart Co. Ltd.	3,100	141,617
FANUC Corp.	3,400	572,170
FAST RETAILING Co. Ltd.	500	189,370
Fuji Electric Co. Ltd.	2,000	9,059

	Number of Shares	Value

Japan (Continued)
Fuji Heavy Industries Ltd.	1,800	$50,814
FUJIFILM Holdings Corp.	10,700	292,136
Fujitsu Ltd.*	5,600	26,074
Hamamatsu Photonics KK	500	19,718
Hankyu Hanshin Holdings, Inc.	17,700	97,618
Hirose Electric Co. Ltd.	100	15,286
Hitachi Ltd.	106,000	781,199
Hokkaido Electric Power Co., Inc.*	10,800	127,245
Hokuriku Electric Power Co.	10,800	143,480
Honda Motor Co. Ltd.	30,900	1,306,037
HOYA Corp.	10,600	286,716
Hulic Co. Ltd.	4,700	82,673
IBIDEN Co. Ltd.	100	1,711
IHI Corp.	23,000	96,091
INPEX Corp.	17,104	198,346
Isetan Mitsukoshi Holdings Ltd.	13,800	198,422
Isuzu Motors Ltd.	29,000	185,133
ITOCHU Corp.	44,300	558,695
Japan Exchange Group, Inc.	4,400	117,468
Japan Prime Realty Investment Corp. REIT	13	43,526
Japan Real Estate Investment Corp. REIT	10	105,618
Japan Tobacco, Inc.	18,900	638,333
JFE Holdings, Inc.	7,600	170,777
JGC Corp.	2,700	100,547
JX Holdings, Inc.	44,900	233,605
Kaneka Corp.	31,000	190,639
Kansai Electric Power Co., (The), Inc.*	16,900	191,856
Kansai Paint Co. Ltd.	1,000	14,154
Kao Corp.	7,600	249,636
Kawasaki Heavy Industries Ltd.	8,000	32,798
KDDI Corp.	13,610	854,237
Keikyu Corp.	500	4,192
Keio Corp.	800	5,302
Keyence Corp.	810	325,360
Kikkoman Corp.	2,000	38,343
Kintetsu Corp.	25,400	89,010
Kirin Holdings Co. Ltd.	10,000	154,034
Kobe Steel Ltd.*	167,000	286,905
Komatsu Ltd.	16,800	349,136
Konica Minolta, Inc.	300	3,025
KUBOTA Corp.	18,800	321,331
Kuraray Co. Ltd.	20,300	252,251
Kurita Water Industries Ltd.	900	19,266
Kyocera Corp.	10,400	550,227
Kyushu Electric Power Co., Inc.*	10,800	139,896
Lawson, Inc.	400	29,323
LIXIL Group Corp.	7,600	196,667
Makita Corp.	3,200	159,617
Mazda Motor Corp.*	97,000	445,966
McDonald’s Holdings Co. Japan Ltd.	7,500	206,306
Miraca Holdings, Inc.	500	23,232
Mitsubishi Chemical Holdings Corp.	37,800	175,634
Mitsubishi Corp.	27,300	536,966
Mitsubishi Electric Corp.	34,000	392,620
Mitsubishi Estate Co. Ltd.	22,000	610,746
Mitsubishi Gas Chemical Co., Inc.	1,000	7,829
Mitsubishi Heavy Industries Ltd.	104,200	668,256

See Notes to Financial Statements.	10

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Japan (Continued)
Mitsubishi Materials Corp.	105,000	$394,602
Mitsubishi Tanabe Pharma Corp.	13,800	189,667
Mitsubishi UFJ Financial Group, Inc.	228,700	1,471,163
Mitsui & Co. Ltd.	33,700	466,790
Mitsui Fudosan Co. Ltd.	15,000	508,810
Mitsui O.S.K. Lines Ltd.	29,000	128,801
Mizuho Financial Group, Inc.	481,400	1,010,308
MS&AD Insurance Group Holdings, Inc.	10,600	285,267
Murata Manufacturing Co. Ltd.	3,600	309,591
Nabtesco Corp.	600	13,974
NEC Corp.	44,000	97,067
NGK Insulators Ltd.	1,000	18,303
Nidec Corp.	2,300	222,041
Nikon Corp.	10,400	197,148
Nintendo Co. Ltd.	3,000	384,499
Nippon Building Fund, Inc. REIT	12	141,032
Nippon Electric Glass Co. Ltd.	31,000	166,733
Nippon Steel & Sumitomo Metal Corp.	168,000	544,448
Nippon Telegraph & Telephone Corp.	10,400	521,802
Nishi-Nippon City Bank Ltd. (The)	76,000	198,077
Nissan Motor Co. Ltd.	47,500	433,989
NISSIN FOODS HOLDINGS Co. Ltd.	3,200	128,693
Nitori Holdings Co. Ltd.	50	4,632
Nitto Denko Corp.	3,100	157,655
Nomura Holdings, Inc.	70,400	557,318
Nomura Real Estate Holdings, Inc.	2,200	51,841
NSK Ltd.	4,000	47,245
NTT Data Corp.	7,500	269,779
NTT DOCOMO, Inc.	30,592	492,721
Odakyu Electric Railway Co. Ltd.	7,500	66,694
Oji Holdings Corp.	600	2,823
Olympus Corp.*	3,000	100,883
Omron Corp.	3,200	131,661
Ono Pharmaceutical Co. Ltd.	2,200	166,646
Oriental Land Co. Ltd.	500	73,649
ORIX Corp.	22,400	407,789
Otsuka Holdings Co. Ltd.	10,300	300,821
Panasonic Corp.	44,000	504,661
Park24 Co. Ltd.	100	1,888
Rakuten, Inc.	13,800	212,028
Resona Holdings, Inc.	34,200	169,590
Ricoh Co. Ltd.	12,000	137,635
Rinnai Corp.	3,100	234,213
SANKYO Co. Ltd.	3,200	146,654
SBI Holdings, Inc.	3,600	49,830
SECOM Co. Ltd.	3,200	197,413
SEGA SAMMY HOLDINGS, Inc.	7,500	197,593
Sekisui Chemical Co. Ltd.	30,000	351,408
Sekisui House Ltd.	3,800	52,413
Seven & I Holdings Co. Ltd.	16,900	621,924
Seven Bank Ltd.	7,400	25,571
Sharp Corp.*	24,000	78,481
Shikoku Electric Power Co., Inc.*	7,500	118,673
Shimadzu Corp.	1,000	9,293
Shimano, Inc.	100	8,883
Shin-Etsu Chemical Co. Ltd.	10,500	606,765
Shionogi & Co. Ltd.	1,100	24,181
Shiseido Co. Ltd.	7,500	128,264

	Number of Shares	Value

Japan (Continued)
Showa Shell Sekiyu KK	900	$9,998
SMC Corp.	900	216,643
SoftBank Corp.	16,900	1,367,573
Sony Corp.	19,900	362,666
Sumitomo Chemical Co. Ltd.	5,000	20,108
Sumitomo Corp.	33,700	416,789
Sumitomo Electric Industries Ltd.	1,600	24,942
Sumitomo Mitsui Financial Group, Inc.	27,700	1,370,872
Sumitomo Mitsui Trust Holdings, Inc.	81,000	397,706
Sumitomo Realty & Development Co. Ltd.	6,100	289,087
Suruga Bank Ltd.	1,000	16,663
Suzuki Motor Corp.	10,300	264,425
Sysmex Corp.	200	13,002
T&D Holdings, Inc.	14,100	186,358
Taiheiyo Cement Corp.	9,000	36,371
Taisei Corp.	4,000	18,195
Taisho Pharmaceutical Holdings Co. Ltd.	34	2,336
Takeda Pharmaceutical Co. Ltd.	16,500	801,283
TDK Corp.	2,400	111,982
Terumo Corp.	3,000	156,670
THK Co. Ltd.	600	14,542
TOHO GAS Co. Ltd.	31,000	150,090
Tohoku Electric Power Co., Inc.*	10,800	119,022
Tokio Marine Holdings, Inc.	13,600	451,364
Tokyo Electric Power Co., (The), Inc.*	37,200	198,264
Tokyo Electron Ltd.	3,200	173,361
Tokyo Gas Co. Ltd.	6,400	31,861
Tokyo Tatemono Co. Ltd.	7,000	69,149
Tokyu Corp.	29,600	199,366
Tokyu Fudosan Holdings Corp.*	9,200	84,236
Toppan Printing Co. Ltd.	31,000	250,554
Toray Industries, Inc.	31,200	220,497
Toshiba Corp.	104,000	448,709
TOTO Ltd.	2,000	29,362
Toyota Industries Corp.	3,200	139,158
Toyota Motor Corp.	50,900	3,169,916
Toyota Tsusho Corp.	3,800	97,889
Trend Micro, Inc.	600	23,486
Ube Industries Ltd.	3,000	6,267
Unicharm Corp.	3,200	202,411
United Urban Investment Corp. REIT	42	60,225
USS Co. Ltd.	1,400	19,228
West Japan Railway Co.	3,000	131,192
Yahoo Japan Corp.	28,200	135,983
Yakult Honsha Co. Ltd.	3,200	162,741
Yamaguchi Financial Group, Inc.	24,400	225,315
Yamaha Corp.	8,100	127,535
Yamaha Motor Co. Ltd.	7,600	121,220
Yamato Holdings Co. Ltd.	7,600	161,132
Yamato Kogyo Co. Ltd.	600	20,147
Yaskawa Electric Corp.	1,000	13,393
Yokogawa Electric Corp.	700	10,591

		49,611,859

Luxembourg — 0.1%
Millicom International Cellular SA	1,164	104,433
SES SA	975	28,888

		133,321

See Notes to Financial Statements.	11

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Netherlands — 4.6%
Aegon NV	21,226	$188,598
Akzo Nobel NV	5,187	390,678
ASML Holding NV	6,290	588,795
European Aeronautic Defence and Space Co. NV	10,186	723,320
Fugro NV	2,776	168,855
Gemalto NV	1,324	149,538
Heineken Holding NV	2,901	182,668
Heineken NV	6,110	415,364
ING Groep NV*	65,230	847,173
Koninklijke Ahold NV	22,028	401,086
Koninklijke DSM NV	3,043	238,870
Koninklijke KPN NV*	57,363	186,601
Koninklijke Philips NV	17,489	626,067
Randstad Holding NV	4,307	268,390
Royal Dutch Shell PLC, Class A	66,913	2,242,369
Royal Dutch Shell PLC, Class B	46,708	1,639,018
Tenaris SA	3,616	81,367
TNT Express NV	8,778	80,499
Unilever NV	30,038	1,183,659
Ziggo NV	3,114	133,456

		10,736,371

New Zealand — 0.1%
Contact Energy Ltd.	22,071	86,188
Fletcher Building Ltd.	12,124	90,054

		176,242

Norway — 0.9%
ArcelorMittal	14,960	257,756
DNB ASA	24,587	435,008
Gjensidige Forsikring ASA	1,785	32,135
Seadrill Ltd.	8,692	370,274
Statoil ASA	18,373	415,029
Telenor ASA	19,541	469,800
Yara International ASA	3,447	150,384

		2,130,386

Portugal — 0.1%
Galp Energia SGPS SA	4,000	66,283
Jeronimo Martins SGPS SA	8,542	176,425

		242,708

Singapore — 1.4%
CapitaLand Ltd.	75,100	181,339
City Developments Ltd.	30,000	238,594
DBS Group Holdings Ltd.	31,000	424,417
Global Logistic Properties Ltd.	114,000	268,000
Golden Agri-Resources Ltd.	28,000	12,830
Hutchison Port Holdings Trust, Class U	341,789	232,417
Jardine Cycle & Carriage Ltd.	300	8,439
Keppel Corp. Ltd.	26,000	234,339
Olam International Ltd.	76,000	93,270
Oversea-Chinese Banking Corp. Ltd.	46,000	382,707
Sembcorp Industries Ltd.	31,100	133,833
Sembcorp Marine Ltd.	32,200	113,932
Singapore Technologies Engineering Ltd.	32,800	105,600
Singapore Telecommunications Ltd.	137,000	406,136

	Number of Shares	Value

Singapore (Continued)
United Overseas Bank Ltd.	28,000	$466,797

		3,302,650

Spain — 3.3%
Amadeus IT Holding SA, Class A	6,783	254,061
Banco Bilbao Vizcaya Argentaria SA	101,424	1,211,950
Banco de Sabadell SA	57,510	148,241
Banco Popular Espanol SA*	22,981	133,557
Banco Santander SA	209,770	1,864,995
Bankia SA*	71,231	93,982
Distribuidora Internacional de Alimentacion SA	10,637	97,548
Enagas SA	5,708	150,196
Ferrovial SA	9,925	187,862
Gas Natural SDG SA	6,166	153,493
Grifols SA	2,744	125,485
Iberdrola SA	83,233	530,201
Inditex SA	4,491	716,117
Red Electrica Corp. SA	2,974	190,659
Repsol SA	14,200	372,973
Telefonica SA	79,920	1,315,095
Zardoya Otis SA	4,427	75,975

		7,622,390

Sweden — 3.0%
Assa Abloy AB, Class B	6,246	316,045
Atlas Copco AB, Class A	16,140	449,553
Atlas Copco AB, Class B	6,796	171,575
Boliden AB	4,427	64,758
Electrolux AB	860	20,925
Hennes & Mauritz AB, Class B	17,320	734,061
Hexagon AB, Class B	6,278	192,953
Husqvarna AB, Class B	13,056	78,364
Investment AB Kinnevik, Class B	4,286	168,517
Investor AB, Class B	8,025	262,184
Lundin Petroleum AB*	4,354	90,540
Nordea Bank AB	53,674	693,494
Sandvik AB	11,646	162,723
Scania AB, Class B	5,815	115,336
Securitas AB, Class B	4,775	49,174
Skandinaviska Enskilda Banken AB, Class A	34,420	417,699
Skanska AB, Class B	6,888	131,263
SKF AB, Class B	7,556	206,083
Svenska Handelsbanken AB, Class A	11,475	533,221
Swedbank AB, Class A	19,043	486,283
Swedish Match AB	5,705	177,255
Tele2 AB, Class B	7,781	94,840
Telefonaktiebolaget LM Ericsson, Class B	52,658	655,882
TeliaSonera AB	46,434	379,083
Volvo AB, Class B	26,437	348,229

		7,000,040

Switzerland — 9.7%
ABB Ltd.*	41,377	1,058,619
Adecco SA*	2,428	186,975
Aryzta AG*	1,355	100,982
Baloise Holding AG	3,383	399,361
Cie Financiere Richemont SA	9,171	931,872

See Notes to Financial Statements.	12

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Switzerland (Continued)
Credit Suisse Group AG*	26,763	$796,630
Geberit AG	685	201,253
Givaudan SA*	109	153,807
Glencore Xstrata PLC*	177,422	899,550
Holcim Ltd.*	4,257	308,802
Julius Baer Group Ltd.*	3,895	182,546
Kuehne + Nagel International AG	1,059	137,165
Lonza Group AG*	987	91,960
Nestle SA	56,750	4,144,804
Novartis AG	40,581	3,207,887
Pargesa Holding SA	2,228	172,434
Partners Group Holding AG	331	82,421
Roche Holding AG	12,396	3,455,945
Schindler Holding AG	1,881	261,688
Schindler Holding AG Participation Certificates	947	130,599
SGS SA	106	238,921
Sika AG	75	246,332
Sonova Holding AG*	980	136,556
STMicroelectronics NV*	10,185	80,130
Sulzer AG	346	53,824
Swatch Group AG (The) — Bearer	702	460,049
Swatch Group AG (The) — Registered	272	30,399
Swiss Life Holding AG*	1,367	282,932
Swiss Prime Site AG*	962	73,657
Swiss Re AG*	6,158	547,929
Swisscom AG	448	228,943
Syngenta AG	1,730	679,479
Transocean Ltd.*	6,212	312,930
UBS AG*	65,069	1,240,504
Wolseley PLC	4,883	263,434
Zurich Insurance Group AG*	2,901	809,425

		22,590,744

United Kingdom — 19.0%
3i Group PLC	21,063	127,524
Aggreko PLC	4,928	129,422
Anglo American PLC	24,964	551,052
Antofagasta PLC	2,925	38,003
ARM Holdings PLC	24,988	416,242
Associated British Foods PLC	6,370	239,007
AstraZeneca PLC	23,437	1,347,437
Aviva PLC	61,734	433,662
Babcock International Group PLC	5,583	119,676
BAE Systems PLC	78,689	550,320
Barclays PLC	218,554	971,661
BG Group PLC	60,019	1,226,150
BHP Billiton PLC	37,379	1,137,034
BP PLC	338,725	2,671,534
British American Tobacco PLC	34,987	1,866,913
British Land Co. PLC REIT	19,138	191,339
British Sky Broadcasting Group PLC	25,107	336,469
BT Group PLC	134,481	820,138
Bunzl PLC	6,025	136,840
Burberry Group PLC	7,710	192,646
Capita PLC	11,671	190,401
Carnival PLC	2,261	82,614
Centrica PLC	90,380	500,312

	Number of Shares	Value

United Kingdom (continued)
CNH Industrial NV*	16,683	$190,760
Cobham PLC	19,663	85,038
Compass Group PLC	39,239	591,350
Diageo PLC	45,864	1,460,431
Fresnillo PLC	4,427	60,342
G4S PLC	27,837	118,977
GKN PLC	30,603	189,838
GlaxoSmithKline PLC	86,842	2,299,900
Hammerson PLC REIT	12,597	105,228
HSBC Holdings PLC	325,746	3,634,679
IMI PLC	5,667	136,127
Imperial Tobacco Group PLC	16,531	628,639
InterContinental Hotels Group PLC	4,900	152,581
Intertek Group PLC	2,886	143,419
Invensys PLC	13,994	114,607
Investec PLC	12,433	87,826
ITV PLC	65,377	203,257
J Sainsbury PLC	21,729	144,853
Johnson Matthey PLC	4,128	214,124
Kingfisher PLC	41,693	256,450
Land Securities Group PLC REIT	18,902	294,758
Legal & General Group PLC	76,093	266,331
Lloyds Banking Group PLC*	800,550	1,013,902
Marks & Spencer Group PLC	28,312	225,614
Meggitt PLC	14,343	117,137
National Grid PLC	65,534	831,064
Next PLC	2,873	258,327
Old Mutual PLC	87,128	283,854
Pearson PLC	17,838	394,045
Prudential PLC	53,476	1,143,671
Randgold Resources Ltd.	1,355	96,360
Reckitt Benckiser Group PLC	12,638	1,015,168
Reed Elsevier PLC	20,874	301,943
Rexam PLC	15,739	128,667
Rio Tinto PLC	23,331	1,245,136
Rolls-Royce Holdings PLC*	44,516	899,600
Royal Bank of Scotland Group PLC*	40,751	218,182
SABMiller PLC	19,278	994,609
Sage Group PLC (The)	15,455	88,108
Schroders PLC	2,055	82,922
Segro PLC REIT	13,115	71,785
Serco Group PLC	3,588	26,743
Severn Trent PLC	4,427	127,928
Smith & Nephew PLC	13,700	182,815
Smiths Group PLC	6,961	156,504
SSE PLC	18,589	403,639
Standard Chartered PLC	46,046	1,091,381
Standard Life PLC	21,725	124,919
Subsea 7 SA	4,833	94,107
Tate & Lyle PLC	11,143	143,132
Tesco PLC	139,963	796,886
Travis Perkins PLC	4,354	127,956
TUI Travel PLC	29,867	179,506
Tullow Oil PLC	17,500	248,985
Unilever PLC	27,781	1,122,368
Vodafone Group PLC	865,334	3,211,391
Weir Group PLC (The)	4,617	161,825
Whitbread PLC	4,307	251,388

See Notes to Financial Statements.	13

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

United Kingdom (continued)
WM Morrison Supermarkets PLC	39,444	$171,361
WPP PLC	26,991	596,679

		44,285,518

TOTAL COMMON STOCKS (Cost $212,570,717)		229,103,213

PREFERRED STOCKS — 0.7%
Germany — 0.7%
Bayerische Motoren Werke AG	171	14,827
Henkel AG & Co. KGaA	5,921	671,396
Porsche Automobil Holding SE	2,563	260,848
Volkswagen AG	2,525	670,072

		1,617,143

United Kingdom — 0.0% (b)
Rolls-Royce Holdings PLC, Class C*	2,991,252	4,894
Rolls-Royce Holdings PLC, Class C*	757,078	1,239

		6,133

TOTAL PREFERRED STOCKS (Cost $1,387,276)		1,623,276

RIGHTS — 0.0% (b)
Hong Kong — 0.0% (b)
New World Development Co. Ltd.*, expires 12/31/31 (Cost $0)	486	0

TOTAL INVESTMENTS — 99.3% (Cost $213,957,993)		$230,726,489
Other assets less liabilities — 0.7%		1,682,932

NET ASSETS — 100.0%		$232,409,421

SECTOR BREAKDOWN AS OF NOVEMBER 30, 2013

(Unaudited)

	Value	% of Net Assets
Financial	$58,574,833	25.2%
Consumer, Non-cyclical	51,804,588	22.3
Consumer, Cyclical	28,693,161	12.3
Industrial	27,492,168	11.8
Communications	18,215,903	7.8
Basic Materials	16,396,215	7.1
Energy	14,983,752	6.5
Utilities	8,443,990	3.6
Technology	5,001,912	2.2
Diversified	1,119,967	0.5

TOTAL INVESTMENTS	230,726,489	99.3
Other Assets and Liabilities	1,682,932	0.7

NET ASSETS	$232,409,421	100.0%

As of November 30, 2013, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation
E-mini MSCI EAFE Index Futures	11	$1,030,260	12/20/2013	$39,345

As of November 30, 2013, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/4/2013	AUD	7,732,000	USD	7,308,286	$272,096
JP Morgan & Chase Co.	12/4/2013	AUD	222,000	USD	209,406	7,384
JP Morgan & Chase Co.	12/4/2013	AUD	543,000	USD	495,517	1,382
JP Morgan & Chase Co.	12/4/2013	AUD	7,732,000	USD	7,307,281	271,091
JP Morgan & Chase Co.	12/4/2013	AUD	219,000	USD	205,043	5,751
JP Morgan & Chase Co.	12/4/2013	AUD	541,000	USD	503,817	11,502
JP Morgan & Chase Co.	12/4/2013	AUD	328,000	USD	307,184	8,701
JP Morgan & Chase Co.	12/4/2013	AUD	1,295,000	USD	1,206,707	28,245
JP Morgan & Chase Co.	12/4/2013	AUD	547,000	USD	511,170	13,395
JP Morgan & Chase Co.	12/4/2013	AUD	20,650	USD	19,602	811
The Bank of New York Mellon	12/4/2013	AUD	17,000	USD	15,822	352
Barclays Bank PLC	12/4/2013	CHF	7,698,000	USD	8,500,911	7,622
JP Morgan & Chase Co.	12/4/2013	CHF	231,000	USD	252,484	(2,381)
JP Morgan & Chase Co.	12/4/2013	CHF	230,000	USD	253,539	(223)
JP Morgan & Chase Co.	12/4/2013	CHF	7,698,000	USD	8,502,695	9,406

See Notes to Financial Statements.	14

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	12/4/2013	CHF	1,367,000	USD	1,494,087	$(14,139)
JP Morgan & Chase Co.	12/4/2013	CHF	572,000	USD	630,810	(283)
JP Morgan & Chase Co.	12/4/2013	CHF	573,000	USD	623,529	(8,668)
JP Morgan & Chase Co.	12/4/2013	CHF	574,000	USD	626,670	(6,630)
JP Morgan & Chase Co.	12/4/2013	CHF	348,000	USD	381,198	(2,754)
The Bank of New York Mellon	12/4/2013	CHF	4,200	USD	4,584	(50)
Barclays Bank PLC	12/4/2013	DKK	6,264,000	USD	1,142,419	1,312
JP Morgan & Chase Co.	12/4/2013	DKK	6,264,000	USD	1,141,974	867
JP Morgan & Chase Co.	12/4/2013	DKK	153,000	USD	27,676	(196)
JP Morgan & Chase Co.	12/4/2013	DKK	150,000	USD	27,311	(14)
JP Morgan & Chase Co.	12/4/2013	DKK	912,000	USD	164,635	(1,503)
JP Morgan & Chase Co.	12/4/2013	DKK	232,000	USD	42,011	(252)
JP Morgan & Chase Co.	12/4/2013	DKK	381,000	USD	68,527	(879)
JP Morgan & Chase Co.	12/4/2013	DKK	382,000	USD	69,498	(90)
JP Morgan & Chase Co.	12/4/2013	DKK	382,000	USD	68,937	(652)
Barclays Bank PLC	12/4/2013	EUR	20,339,000	USD	27,668,891	32,177
Barclays Bank PLC	12/4/2013	EUR	550,579	USD	749,000	871
JP Morgan & Chase Co.	12/4/2013	EUR	890,000	USD	1,201,923	(7,413)
JP Morgan & Chase Co.	12/4/2013	EUR	1,466,000	USD	1,989,283	(2,724)
JP Morgan & Chase Co.	12/4/2013	EUR	20,339,000	USD	27,652,294	15,580
JP Morgan & Chase Co.	12/4/2013	EUR	1,472,000	USD	1,974,539	(25,620)
JP Morgan & Chase Co.	12/4/2013	EUR	589,000	USD	794,606	(5,729)
JP Morgan & Chase Co.	12/4/2013	EUR	3,501,000	USD	4,713,536	(43,636)
JP Morgan & Chase Co.	12/4/2013	EUR	591,000	USD	802,474	(579)
JP Morgan & Chase Co.	12/4/2013	EUR	1,479,000	USD	1,990,559	(19,112)
The Bank of New York Mellon	12/4/2013	EUR	335,000	USD	456,119	920
Barclays Bank PLC	12/4/2013	GBP	12,640,000	USD	20,292,256	(390,109)
JP Morgan & Chase Co.	12/4/2013	GBP	12,640,000	USD	20,302,747	(379,618)
JP Morgan & Chase Co.	12/4/2013	GBP	2,111,000	USD	3,382,878	(71,274)
JP Morgan & Chase Co.	12/4/2013	GBP	361,000	USD	578,694	(11,997)
JP Morgan & Chase Co.	12/4/2013	GBP	536,000	USD	863,288	(13,749)
JP Morgan & Chase Co.	12/4/2013	GBP	879,000	USD	1,424,985	(13,291)
JP Morgan & Chase Co.	12/4/2013	GBP	884,000	USD	1,419,742	(26,715)
JP Morgan & Chase Co.	12/4/2013	GBP	893,000	USD	1,427,853	(33,330)
JP Morgan & Chase Co.	12/4/2013	GBP	355,000	USD	571,995	(8,879)
The Bank of New York Mellon	12/4/2013	GBP	8,800	USD	14,127	(273)
The Bank of New York Mellon	12/4/2013	GBP	31,200	USD	51,107	55
Barclays Bank PLC	12/4/2013	HKD	20,913,000	USD	2,697,477	(111)
JP Morgan & Chase Co.	12/4/2013	HKD	3,455,000	USD	445,632	(32)
JP Morgan & Chase Co.	12/4/2013	HKD	586,000	USD	75,580	(8)
JP Morgan & Chase Co.	12/4/2013	HKD	1,495,000	USD	192,842	—
JP Morgan & Chase Co.	12/4/2013	HKD	20,913,000	USD	2,697,547	(42)
JP Morgan & Chase Co.	12/4/2013	HKD	597,000	USD	77,007	(1)
JP Morgan & Chase Co.	12/4/2013	HKD	895,000	USD	115,454	7
JP Morgan & Chase Co.	12/4/2013	HKD	1,468,000	USD	189,361	2
JP Morgan & Chase Co.	12/4/2013	HKD	1,447,000	USD	186,631	(19)
Barclays Bank PLC	12/4/2013	ILS	1,123,000	USD	318,907	80
JP Morgan & Chase Co.	12/4/2013	ILS	80,000	USD	22,729	17
JP Morgan & Chase Co.	12/4/2013	ILS	48,000	USD	13,629	1
JP Morgan & Chase Co.	12/4/2013	ILS	78,000	USD	22,082	(63)
JP Morgan & Chase Co.	12/4/2013	ILS	84,000	USD	23,710	(138)
JP Morgan & Chase Co.	12/4/2013	ILS	1,123,000	USD	318,924	97
JP Morgan & Chase Co.	12/4/2013	ILS	191,000	USD	54,149	(77)
JP Morgan & Chase Co.	12/4/2013	ILS	32,000	USD	9,069	(16)
JP Morgan & Chase Co.	12/4/2013	ILS	32,000	USD	9,084	(1)
Barclays Bank PLC	12/4/2013	JPY	3,629,189	USD	37,000	1,573
Barclays Bank PLC	12/4/2013	JPY	1,853,629,000	USD	18,897,959	803,341

See Notes to Financial Statements.	15

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	12/4/2013	JPY	141,212,000	USD	1,394,367	$15,894
JP Morgan & Chase Co.	12/4/2013	JPY	323,185,000	USD	3,251,718	96,875
JP Morgan & Chase Co.	12/4/2013	JPY	83,325,000	USD	834,006	20,611
JP Morgan & Chase Co.	12/4/2013	JPY	55,369,000	USD	552,480	11,983
JP Morgan & Chase Co.	12/4/2013	JPY	68,620,000	USD	695,678	25,828
JP Morgan & Chase Co.	12/4/2013	JPY	132,550,000	USD	1,336,299	42,382
JP Morgan & Chase Co.	12/4/2013	JPY	52,878,000	USD	537,826	21,646
JP Morgan & Chase Co.	12/4/2013	JPY	133,974,000	USD	1,339,621	31,803
JP Morgan & Chase Co.	12/4/2013	JPY	1,853,629,000	USD	18,895,782	801,164
The Bank of New York Mellon	12/4/2013	JPY	41,000	USD	401,704	1,474
Barclays Bank PLC	12/4/2013	NOK	4,863,000	USD	817,064	23,466
JP Morgan & Chase Co.	12/4/2013	NOK	212,000	USD	34,621	25
JP Morgan & Chase Co.	12/4/2013	NOK	347,000	USD	56,323	(304)
JP Morgan & Chase Co.	12/4/2013	NOK	138,000	USD	23,155	635
JP Morgan & Chase Co.	12/4/2013	NOK	340,000	USD	55,771	287
JP Morgan & Chase Co.	12/4/2013	NOK	349,000	USD	56,667	(286)
JP Morgan & Chase Co.	12/4/2013	NOK	4,863,000	USD	816,699	23,102
JP Morgan & Chase Co.	12/4/2013	NOK	141,000	USD	23,068	58
JP Morgan & Chase Co.	12/4/2013	NOK	827,000	USD	133,896	(1,063)
Barclays Bank PLC	12/4/2013	NZD	80,000	USD	66,032	966
JP Morgan & Chase Co.	12/4/2013	NZD	3,000	USD	2,499	59
JP Morgan & Chase Co.	12/4/2013	NZD	6,000	USD	4,946	66
JP Morgan & Chase Co.	12/4/2013	NZD	13,000	USD	10,723	149
JP Morgan & Chase Co.	12/4/2013	NZD	80,000	USD	66,083	1,018
JP Morgan & Chase Co.	12/4/2013	NZD	2,000	USD	1,649	22
JP Morgan & Chase Co.	12/4/2013	NZD	5,000	USD	4,098	32
JP Morgan & Chase Co.	12/4/2013	NZD	2,000	USD	1,666	39
JP Morgan & Chase Co.	12/4/2013	NZD	6,000	USD	4,961	81
Barclays Bank PLC	12/4/2013	SEK	18,312,000	USD	2,830,162	38,673
Barclays Bank PLC	12/4/2013	SEK	1,805,214	USD	279,000	3,812
JP Morgan & Chase Co.	12/4/2013	SEK	18,312,000	USD	2,827,693	36,204
JP Morgan & Chase Co.	12/4/2013	SEK	3,097,000	USD	465,504	(6,604)
JP Morgan & Chase Co.	12/4/2013	SEK	525,000	USD	79,117	(914)
JP Morgan & Chase Co.	12/4/2013	SEK	1,304,000	USD	198,584	(198)
JP Morgan & Chase Co.	12/4/2013	SEK	1,369,000	USD	205,898	(2,793)
JP Morgan & Chase Co.	12/4/2013	SEK	1,322,000	USD	200,979	(547)
JP Morgan & Chase Co.	12/4/2013	SEK	525,000	USD	80,957	925
JP Morgan & Chase Co.	12/4/2013	SEK	793,000	USD	119,884	(1,001)
Barclays Bank PLC	12/4/2013	SGD	1,653,000	USD	1,331,561	14,269
JP Morgan & Chase Co.	12/4/2013	SGD	57,000	USD	45,681	258
JP Morgan & Chase Co.	12/4/2013	SGD	56,000	USD	44,739	112
JP Morgan & Chase Co.	12/4/2013	SGD	34,000	USD	27,287	192
JP Morgan & Chase Co.	12/4/2013	SGD	1,653,000	USD	1,332,694	15,402
JP Morgan & Chase Co.	12/4/2013	SGD	23,000	USD	18,516	187
JP Morgan & Chase Co.	12/4/2013	SGD	23,000	USD	18,453	125
JP Morgan & Chase Co.	12/4/2013	SGD	134,000	USD	107,441	655
JP Morgan & Chase Co.	12/4/2013	SGD	57,000	USD	45,642	218
Barclays Bank PLC	12/4/2013	USD	7,065,458	AUD	7,732,000	(29,268)
Barclays Bank PLC	12/4/2013	USD	8,518,860	CHF	7,698,000	(25,571)
Barclays Bank PLC	12/4/2013	USD	1,143,414	DKK	6,264,000	(2,307)
Barclays Bank PLC	12/4/2013	USD	28,442,290	EUR	20,889,579	(57,447)
Barclays Bank PLC	12/4/2013	USD	20,704,826	GBP	12,640,000	(22,460)
Barclays Bank PLC	12/4/2013	USD	2,697,540	HKD	20,913,000	49
Barclays Bank PLC	12/4/2013	USD	318,784	ILS	1,123,000	44
Barclays Bank PLC	12/4/2013	USD	18,143,612	JPY	1,857,258,189	(13,567)
Barclays Bank PLC	12/4/2013	USD	795,107	NOK	4,863,000	(1,509)
Barclays Bank PLC	12/4/2013	USD	65,308	NZD	80,000	(242)

See Notes to Financial Statements.	16

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/4/2013	USD	3,077,868	SEK	20,117,214	$(11,191)
Barclays Bank PLC	12/4/2013	USD	1,318,613	SGD	1,653,000	(1,321)
JP Morgan & Chase Co.	12/4/2013	USD	10,460,794	AUD	11,447,650	(43,329)
JP Morgan & Chase Co.	12/4/2013	USD	12,829,210	CHF	11,593,000	(38,524)
JP Morgan & Chase Co.	12/4/2013	USD	42,947	DKK	237,000	227
JP Morgan & Chase Co.	12/4/2013	USD	1,573,297	DKK	8,619,000	(3,181)
JP Morgan & Chase Co.	12/4/2013	USD	513,593	EUR	380,000	2,752
JP Morgan & Chase Co.	12/4/2013	USD	430,000	EUR	319,017	3,482
JP Morgan & Chase Co.	12/4/2013	USD	40,340,098	EUR	29,627,983	(81,478)
The Bank of New York Mellon	12/4/2013	USD	454,794	EUR	335,000	405
JP Morgan & Chase Co.	12/4/2013	USD	31,930	GBP	20,000	795
JP Morgan & Chase Co.	12/4/2013	USD	30,531,428	GBP	18,639,000	(33,120)
The Bank of New York Mellon	12/4/2013	USD	65,102	GBP	40,000	348
JP Morgan & Chase Co.	12/4/2013	USD	3,883,336	HKD	30,106,000	66
JP Morgan & Chase Co.	12/4/2013	USD	96,756	HKD	750,000	(13)
JP Morgan & Chase Co.	12/4/2013	USD	473,477	ILS	1,668,000	80
JP Morgan & Chase Co.	12/4/2013	USD	27,790,182	JPY	2,844,742,000	(20,590)
JP Morgan & Chase Co.	12/4/2013	USD	35,256	NOK	210,000	(986)
JP Morgan & Chase Co.	12/4/2013	USD	1,145,655	NOK	7,007,000	(2,176)
JP Morgan & Chase Co.	12/4/2013	USD	95,513	NZD	117,000	(354)
JP Morgan & Chase Co.	12/4/2013	USD	3,787,888	SEK	24,758,000	(13,768)
JP Morgan & Chase Co.	12/4/2013	USD	381,939	SEK	2,489,000	(2,514)
JP Morgan & Chase Co.	12/4/2013	USD	1,529,217	SGD	1,917,000	(1,541)
JP Morgan & Chase Co.	12/4/2013	USD	96,598	SGD	120,000	(968)
The Bank of New York Mellon	12/4/2013	USD	15,534	AUD	17,000	(64)
The Bank of New York Mellon	12/4/2013	USD	4,648	CHF	4,200	(14)
The Bank of New York Mellon	12/4/2013	USD	400,530	JPY	41,000,000	(299)
Barclays Bank PLC	1/6/2014	AUD	9,477,000	USD	8,641,607	36,319
JP Morgan & Chase Co.	1/6/2014	AUD	9,477,000	USD	8,641,612	36,324
Barclays Bank PLC	1/6/2014	CHF	9,695,000	USD	10,732,262	32,135
JP Morgan & Chase Co.	1/6/2014	CHF	9,695,000	USD	10,732,274	32,147
Barclays Bank PLC	1/6/2014	DKK	7,618,000	USD	1,391,133	2,809
JP Morgan & Chase Co.	1/6/2014	DKK	7,618,000	USD	1,391,072	2,748
Barclays Bank PLC	1/6/2014	EUR	25,671,000	USD	34,952,042	70,154
JP Morgan & Chase Co.	1/6/2014	EUR	25,671,000	USD	34,952,093	70,205
Barclays Bank PLC	1/6/2014	GBP	15,379,000	USD	25,185,404	27,653
JP Morgan & Chase Co.	1/6/2014	GBP	15,379,000	USD	25,185,358	27,607
Barclays Bank PLC	1/6/2014	HKD	26,133,000	USD	3,371,060	(110)
JP Morgan & Chase Co.	1/6/2014	HKD	26,133,000	USD	3,371,039	(132)
Barclays Bank PLC	1/6/2014	ILS	1,469,000	USD	416,670	(129)
JP Morgan & Chase Co.	1/6/2014	ILS	1,469,000	USD	416,711	(89)
Barclays Bank PLC	1/6/2014	NOK	6,064,000	USD	990,232	1,900
JP Morgan & Chase Co.	1/6/2014	NOK	6,064,000	USD	990,214	1,882
Barclays Bank PLC	1/6/2014	NZD	110,000	USD	89,594	339
JP Morgan & Chase Co.	1/6/2014	NZD	110,000	USD	89,590	334
Barclays Bank PLC	1/6/2014	SGD	2,041,000	USD	1,628,085	1,561
JP Morgan & Chase Co.	1/6/2014	SGD	2,041,000	USD	1,628,101	1,576
The Bank of New York Mellon	1/6/2014	USD	86,627	AUD	95,000	(365)
The Bank of New York Mellon	1/6/2014	USD	89,667	CHF	81,000	(270)
The Bank of New York Mellon	1/6/2014	USD	138,878	EUR	102,000	(280)
The Bank of New York Mellon	1/6/2014	USD	90,071	GBP	55,000	(99)
The Bank of New York Mellon	1/6/2014	USD	32,824	NOK	201,000	(64)
The Bank of New York Mellon	1/6/2014	USD	27,693	NZD	34,000	(105)
The Bank of New York Mellon	1/6/2014	USD	331,053	SGD	415,000	(329)
Barclays Bank PLC	1/7/2014	SEK	23,527,000	USD	3,596,892	13,081
JP Morgan & Chase Co.	1/7/2014	SEK	23,527,000	USD	3,596,851	13,039
The Bank of New York Mellon	1/7/2014	USD	114,514	SEK	749,000	(422)

See Notes to Financial Statements.	17

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1/8/2014	JPY	2,552,024,000	USD	24,938,232	$ 18,559
JP Morgan & Chase Co.	1/8/2014	JPY	2,552,024,000	USD	24,938,427	18,756
The Bank of New York Mellon	1/8/2014	USD	1,306,766	JPY	133,725,000	(985)

Total net unrealized appreciation						$1,624,550

Currency Abbreviations

AUD – Australian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Pound Sterling

HKD – Hong Kong Dollar

ILS – Israeli New Sheqel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – U.S. Dollar

* Non-income producing security.

(a) Affiliated issuer. This security is owned in proportion with its representation in the index.

(b) Less than 0.1%

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	18

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund

November 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 92.8%
Brazil — 6.6%
Ambev SA	20,300	$152,712
Banco Bradesco SA	3,150	46,314
Banco do Brasil SA	3,333	36,725
Banco Santander Brasil SA	5,475	34,948
BB Seguridade Participacoes SA	1,600	17,410
BM&FBOVESPA SA	13,807	69,737
BR Malls Participacoes SA	4,285	35,153
BRF SA	5,713	125,090
CCR SA	7,618	60,376
Centrais Eletricas Brasileiras SA	3,809	9,660
Cia Siderurgica Nacional SA	6,903	35,221
Cielo SA	3,274	95,026
Cosan SA Industria e Comercio	952	17,537
CPFL Energia SA	1,904	15,857
Duratex SA	2,471	14,471
EcoRodovias Infraestrutura e Logistica SA	1,904	12,015
EDP — Energias do Brasil SA	1,428	7,311
Embraer SA	6,190	48,104
JBS SA	7,142	25,701
Localiza Rent a Car SA	1,001	14,490
Lojas Renner SA	2,143	57,379
Multiplan Empreendimentos Imobiliarios SA	476	10,490
Natura Cosmeticos SA	1,904	35,237
Petroleo Brasileiro SA	14,125	110,859
Souza Cruz SA	1,428	14,376
Tim Participacoes SA	4,761	23,537
Totvs SA	1,428	22,543
Tractebel Energia SA	952	15,596
Ultrapar Participacoes SA	2,856	71,001
Vale SA	8,808	135,351

		1,370,227

Chile — 1.8%
AES Gener SA	32,990	18,533
Banco de Credito e Inversiones	498	27,917
Banco Santander Chile	287,943	16,262
CAP SA	477	9,027
Cencosud SA	6,462	23,602
Colbun SA	50,077	11,475
Corpbanca	909,493	11,772
E.CL SA	5,246	6,888
Empresa Nacional de Electricidad SA	25,453	37,065
Empresas CMPC SA	9,300	24,253
Empresas Copec SA	2,539	35,077
Enersis SA	109,544	34,067
ENTEL Chile SA	953	13,831
LATAM Airlines Group SA	1,834	29,593
SACI Falabella	7,954	73,732

		373,094

China — 20.2%
Agile Property Holdings Ltd.	6,031	6,706
Agricultural Bank of China Ltd., Class H	95,215	48,881
Air China Ltd., Class H	14,441	11,214
Anhui Conch Cement Co. Ltd., Class H	11,903	46,445
Anta Sports Products Ltd.	23,804	33,530

	Number of Shares	Value

China (Continued)
Bank of China Ltd., Class H	476,591	$230,533
Bank of Communications Co. Ltd., Class H	52,368	39,111
Beijing Enterprises Holdings Ltd.	3,809	34,098
Beijing Enterprises Water Group Ltd.	19,400	10,910
Belle International Holdings Ltd.	23,804	29,292
Biostime International Holdings Ltd.	100	835
Brilliance China Automotive Holdings Ltd.	5,396	9,438
Byd Co. Ltd., Class H*	7,299	36,718
China CITIC Bank Corp. Ltd., Class H	47,609	27,819
China Communications Construction Co. Ltd., Class H	28,565	24,060
China Communications Services Corp. Ltd., Class H	38,000	24,900
China Construction Bank Corp., Class H	400,338	324,297
China Gas Holdings Ltd.	57,044	77,260
China Life Insurance Co. Ltd., Class H	42,895	138,326
China Longyuan Power Group Corp., Class H	42,847	55,103
China Mengniu Dairy Co. Ltd.	15,871	72,573
China Merchants Bank Co. Ltd., Class H	21,424	45,653
China Minsheng Banking Corp. Ltd., Class H	40,467	48,805
China Mobile Ltd.	31,919	343,788
China National Building Material Co. Ltd., Class H	1,094	1,223
China Overseas Land & Investment Ltd.	28,597	88,899
China Pacific Insurance Group Co. Ltd., Class H	11,439	48,397
China Petroleum & Chemical Corp., Class H	123,779	106,335
China Resources Cement Holdings Ltd.	14,758	10,565
China Resources Enterprise Ltd.	9,533	33,631
China Resources Power Holdings Co. Ltd.	14,125	34,180
China Shenhua Energy Co. Ltd., Class H	19,045	64,609
China State Construction International Holdings Ltd.	14,125	24,816
China Telecom Corp. Ltd., Class H	85,695	46,316
CNOOC Ltd.	90,455	185,284
Country Garden Holdings Co. Ltd.	90,659	59,523
Dongfeng Motor Group Co. Ltd., Class H	28,597	45,445
ENN Energy Holdings Ltd.	1,428	10,057
Fosun International Ltd.	59,510	54,808
Great Wall Motor Co. Ltd., Class H	20,472	125,037
Guangdong Investment Ltd.	28,723	26,565
Haitian International Holdings Ltd.	900	2,059
Hengan International Group Co. Ltd.	3,177	40,038
Industrial and Commercial Bank of China Ltd., Class H	333,615	239,693
Intime Retail Group Co. Ltd.	8,253	9,432
Kunlun Energy Co. Ltd.	19,045	35,228
Lee & Man Paper Manufacturing Ltd.	80,933	59,401
Lenovo Group Ltd.	38,129	45,199
Longfor Properties Co. Ltd.	15,394	22,835
Nine Dragons Paper Holdings Ltd.	33,864	31,232
PetroChina Co. Ltd., Class H	142,823	168,936
PICC Property & Casualty Co. Ltd., Class H	28,597	47,437
Ping An Insurance Group Co. of China Ltd., Class H	9,533	88,904
Poly Property Group Co. Ltd.	25,420	14,886
Shanghai Industrial Holdings Ltd.	14,282	48,266

See Notes to Financial Statements.	19

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

China (Continued)
Shenzhou International Group Holdings Ltd.	2,375	$8,976
Shougang Fushan Resources Group Ltd.	23,646	8,296
Sihuan Pharmaceutical Holdings Group Ltd.	78,336	61,436
Sino Biopharmaceutical Ltd.	100,545	79,242
Sinopharm Group Co. Ltd., Class H	4,132	12,285
Soho China Ltd.	57,129	51,583
Tencent Holdings Ltd.	2,983	172,534
Tingyi Cayman Islands Holding Corp.	19,045	56,502
Tsingtao Brewery Co. Ltd., Class H	6,020	50,551
Uni-President China Holdings Ltd.	39,515	40,063
Want Want China Holdings Ltd.	52,368	77,546
Wumart Stores, Inc., Class H	11,585	17,932
Zhongsheng Group Holdings Ltd.	14,440	19,446

		4,195,923

Colombia — 0.5%
Almacenes Exito SA	953	15,262
Cementos Argos SA	2,387	11,527
Grupo de Inversiones Suramericana SA	2,147	38,673
Interconexion Electrica SA ESP	3,816	17,026
ISAGEN SA ESP	18,124	29,221

		111,709

Czech Republic — 0.1%
CEZ AS	953	26,440
Telefonica Czech Republic AS	240	3,537

		29,977

Egypt — 0.1%
Telecom Egypt Co.	11,665	22,555

Greece — 0.4%
Hellenic Telecommunications Organization SA*	2,970	37,007
OPAP SA	1,694	22,535
Public Power Corp. SA	1,000	14,675
Titan Cement Co. SA*	100	2,989

		77,206

Hong Kong — 0.0% (a)
China Everbright International Ltd.	7,000	7,801

Hungary — 0.8%
MOL Hungarian Oil and Gas PLC	2,506	158,353

India — 4.8%
Dr. Reddy’s Laboratories Ltd., ADR	3,103	126,447
HDFC Bank Ltd., ADR	5,248	174,129
ICICI Bank Ltd., ADR	2,864	102,703
Infosys Ltd., ADR	1,432	77,357
Larsen & Toubro Ltd. GDR	5,901	97,248
Reliance Industries Ltd. GDR, 144A	7,153	195,563
Tata Motors Ltd., ADR	3,725	120,951
Wipro Ltd., ADR	8,590	100,245

		994,643

Indonesia — 2.1%
PT Astra Agro Lestari Tbk	4,761	8,855
PT Astra International Tbk	118,517	61,921
PT Bank Central Asia Tbk	69,031	55,686

	Number of Shares	Value

Indonesia (Continued)
PT Bank Danamon Indonesia Tbk	29,391	$9,336
PT Bank Mandiri Persero Tbk	59,510	38,057
PT Bank Negara Indonesia Persero Tbk	45,228	15,501
PT Bank Rakyat Indonesia Persero Tbk	64,271	40,027
PT Charoen Pokphand Indonesia Tbk	84,743	24,086
PT Gudang Garam Tbk	3,809	11,781
PT Indo Tambangraya Megah Tbk	583	1,399
PT Perusahaan Gas Negara Persero Tbk	102,357	41,499
PT Semen Indonesia Persero Tbk	19,045	20,378
PT Telekomunikasi Indonesia Persero Tbk	285,955	51,992
PT Unilever Indonesia Tbk	9,533	21,198
PT United Tractors Tbk	16,406	25,029
PT XL Axiata Tbk	20,472	8,557

		435,302

Malaysia — 5.1%
AirAsia Bhd	14,800	10,975
AMMB Holdings Bhd	10,300	23,649
Axiata Group Bhd	15,600	32,526
British American Tobacco Malaysia Bhd	3,700	72,209
CIMB Group Holdings Bhd	27,800	65,381
DiGi.Com Bhd	26,300	39,740
Genting Bhd	13,300	42,174
Genting Malaysia Bhd	18,200	23,943
Hong Leong Bank Bhd	9,500	41,620
IOI Corp. Bhd	27,100	47,423
Kuala Lumpur Kepong Bhd	3,400	25,951
Lafarge Malaysia Bhd	17,100	52,154
Malayan Banking Bhd	18,600	56,441
Maxis Bhd	22,700	49,513
MMC Corp. Bhd	15,600	13,649
Petronas Chemicals Group Bhd	20,600	43,143
Petronas Dagangan Bhd	9,100	88,092
Petronas Gas Bhd	4,600	34,054
Public Bank Bhd	11,000	62,594
RHB Capital Bhd	4,200	9,917
Sime Darby Bhd	15,600	46,708
Telekom Malaysia Bhd	17,000	27,111
Tenaga Nasional Bhd	21,000	64,244
UMW Holdings Bhd	12,800	49,405
YTL Corp. Bhd	30,093	15,125
YTL Power International Bhd	20,600	12,400

		1,050,141

Mexico — 5.5%
Alfa SAB de CV, Class A	19,045	55,764
America Movil SAB de CV	269,099	311,930
Arca Continental SAB de CV	4,761	29,804
Cemex SAB de CV*	86,582	95,348
Coca-Cola Femsa SAB de CV	1,905	23,206
Fomento Economico Mexicano SAB de CV	10,970	105,289
Grupo Bimbo SAB de CV	10,493	32,627
Grupo Carso SAB de CV	4,285	22,830
Grupo Financiero Banorte SAB de CV, Class O	11,904	81,305
Grupo Financiero Inbursa SAB de CV, Class O	19,996	52,758
Grupo Financiero Santander Mexico SAB de CV, Class B	5,582	15,893

See Notes to Financial Statements.	20

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Mexico (Continued)
Grupo Mexico SAB de CV	23,116	$68,441
Grupo Televisa SAB de CV	20,017	122,148
Industrias Penoles SAB de CV	1,287	32,949
Minera Frisco SAB de CV*	3,810	8,450
Wal-Mart de Mexico SAB de CV	35,765	94,418

		1,153,160

Peru — 0.2%
Cia de Minas Buenaventura SA, Class B, ADR	717	8,461
Credicorp Ltd.	100	12,850
Southern Copper Corp.	736	18,473

		39,784

Philippines — 1.2%
Aboitiz Power Corp.	22,100	16,787
Ayala Land, Inc.	54,300	35,228
Bank of the Philippine Islands	11,700	24,590
BDO Unibank, Inc.	11,549	20,565
Energy Development Corp.	96,400	11,385
Metropolitan Bank & Trust Company	11,779	21,136
Philippine Long Distance Telephone Co.	475	29,406
SM Investments Corp.	1,180	20,352
Universal Robina Corp.	21,110	58,110

		237,559

Poland — 4.3%
Bank Pekao SA	1,748	106,435
Enea SA	15,554	80,754
Kernel Holding SA*	9,576	131,382
PGE SA	16,396	99,226
Polski Koncern Naftowy Orlen SA	1,717	26,588
Powszechna Kasa Oszczednosci Bank Polski SA	8,197	109,044
Powszechny Zaklad Ubezpieczen SA	1,671	253,894
Synthos SA	18,040	31,493
Tauron Polska Energia SA	6,200	10,322
Telekomunikacja Polska SA	11,721	39,218

		888,356

Russia — 5.3%
Gazprom OAO, ADR	8,907	76,867
LUKOIL OAO, ADR	2,863	177,506
Magnit OJSC, GDR	1,602	105,572
MegaFon OAO, GDR	2,505	80,811
MMC Norilsk Nickel OJSC, ADR	9,021	136,037
Mobile TeleSystems OJSC, ADR	1,910	40,263
NovaTek OAO, GDR	1,100	144,650
Rosneft Oil Co., GDR	23,371	167,804
Sistema JSFC, GDR	355	9,738
Surgutneftegas OJSC, ADR	7,156	58,965
Tatneft OAO, ADR	1,195	44,454
VTB Bank OJSC, GDR	23,843	66,713

		1,109,380

South Africa — 2.9%
AngloGold Ashanti Ltd., ADR	4,067	55,271
Gold Fields Ltd., ADR	10,364	41,560
Harmony Gold Mining Co. Ltd., ADR	8,600	24,510
Impala Platinum Holdings Ltd., ADR	5,280	60,777

	Number of Shares	Value

South Africa (Continued)
MTN Group Ltd., ADR	11,372	$223,687
Sasol Ltd., ADR	4,125	204,353

		610,158

South Korea — 17.6%
Amorepacific Corp.	34	30,746
Celltrion, Inc.	291	11,782
Cheil Industries, Inc.	1,047	90,127
Coway Co. Ltd.	1,024	64,054
Daewoo Engineering & Construction Co. Ltd.*	1,440	11,607
Daewoo International Corp.	460	16,908
DGB Financial Group, Inc.	950	15,260
Doosan Corp.	125	16,064
Doosan Heavy Industries & Construction Co. Ltd.	460	16,582
Doosan Infracore Co. Ltd.*	460	5,694
E-Mart Co. Ltd.	322	81,998
Hana Financial Group, Inc.	1,330	49,892
Hankook Tire Co. Ltd.	193	11,398
Hanwha Corp.	460	17,234
Hanwha Life Insurance Co. Ltd.	3,850	26,375
Hyundai Department Store Co. Ltd.	84	13,096
Hyundai Engineering & Construction Co. Ltd.	615	36,552
Hyundai Heavy Industries Co. Ltd.	240	61,570
Hyundai Merchant Marine Co. Ltd.*	460	4,890
Hyundai Mipo Dockyard Co. Ltd.	84	14,327
Hyundai Mobis	386	111,974
Hyundai Motor Co.	930	221,449
Hyundai Steel Co.	404	31,532
Hyundai Wia Corp.	110	19,749
Kangwon Land, Inc.	460	14,431
KB Financial Group, Inc.	2,272	85,230
Kia Motors Corp.	1,744	99,535
Korea Electric Power Corp.*	1,660	50,194
Korea Gas Corp.	418	25,910
Korean Air Lines Co. Ltd.*	181	5,208
KT&G Corp.	1,461	108,371
Kumho Petro Chemical Co. Ltd.	60	5,726
LG Chem Ltd.	263	72,193
LG Corp.	634	37,442
LG Display Co. Ltd.*	760	17,522
LG Electronics, Inc.	558	36,065
LG Household & Health Care Ltd.	94	48,319
LG Uplus Corp.*	4,690	46,532
Lotte Shopping Co. Ltd.	106	39,263
LS Corp.	424	31,651
NCSoft Corp.	95	21,319
Neo Holdings Co. Ltd.*	26	—
NHN Corp.	138	90,235
NHN Entertainment Corp.*	62	5,601
OCI Co. Ltd.	125	20,729
POSCO	350	108,311
Samsung C&T Corp.	710	42,401
Samsung Card Co. Ltd.	460	16,561
Samsung Electro-Mechanics Co. Ltd.	492	38,029
Samsung Electronics Co. Ltd.	581	820,197
Samsung Fire & Marine Insurance Co. Ltd.	475	116,921

See Notes to Financial Statements.	21

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

South Korea (Continued)
Samsung Heavy Industries Co. Ltd.	1,140	$42,226
Samsung Life Insurance Co. Ltd.	1,584	152,667
Samsung SDI Co. Ltd.	263	43,614
Shinhan Financial Group Co. Ltd.	2,290	96,291
SK C&C Co. Ltd.	118	15,108
SK Holdings Co. Ltd.	252	44,528
SK Hynix, Inc.*	4,420	147,848
SK Innovation Co. Ltd.	222	30,207
SK Networks Co. Ltd.	1,440	10,164
SK Telecom Co. Ltd., ADR	953	22,758
S-Oil Corp.	340	24,352
Woori Finance Holdings Co. Ltd.	3,420	40,880

		3,655,399

Spain — 0.1%
Cemex Latam Holdings SA*	3,309	24,526

Taiwan — 8.7%
Advanced Semiconductor Engineering, Inc., ADR	67,336	339,373
AU Optronics Corp., ADR*	16,739	51,891
Chunghwa Telecom Co. Ltd., ADR	7,872	244,977
Hon Hai Precision Industry Co. Ltd. GDR	62,535	327,058
Siliconware Precision Industries Co., ADR	34,581	202,645
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	29,723	526,988
United Microelectronics Corp., ADR	59,975	120,550

		1,813,482

Thailand — 2.7%
Bangkok Bank PCL, NVDR	9,000	52,694
Bank of Ayudhya PCL, NVDR	55,000	65,945
Indorama Ventures PCL, NVDR	95,200	69,377
IRPC PCL, NVDR	460,048	50,718
Kasikornbank PCL, NVDR	11,000	57,895
Krung Thai Bank PCL, NVDR	114,600	66,383
PTT Exploration & Production PCL, NVDR	8,400	41,856
PTT PCL, NVDR	4,200	38,586
Siam Commercial Bank PCL, NVDR	13,700	66,985
Thai Oil PCL, NVDR	22,700	44,538

		554,977

Turkey — 1.8%
Akbank TAS	10,404	38,094
Arcelik AS	2,863	19,266
BIM Birlesik Magazalar AS	1,887	42,575
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	8,108	10,591
Enka Insaat ve Sanayi AS	6,103	20,232
Eregli Demir ve Celik Fabrikalari TAS	9,317	12,355
Ford Otomotiv Sanayi AS	349	4,490
Haci Omer Sabanci Holding AS	3,341	15,242
Turk Hava Yollari Anonim Ortakligi	8,756	32,405
Turk Telekomunikasyon AS	2,863	9,293
Turkcell Iletisim Hizmetleri AS*	8,431	51,102
Turkiye Garanti Bankasi AS	11,961	45,097
Turkiye Halk Bankasi AS	1,910	14,648
Turkiye Is Bankasi, Class C	15,108	38,872

	Number of Shares	Value

Turkey (Continued)
Turkiye Vakiflar Bankasi TAO, Class D	6,200	$14,050
Yapi ve Kredi Bankasi AS	5,722	12,202

		380,514

TOTAL COMMON STOCKS (Cost $18,590,477)		19,294,226

PREFERRED STOCKS — 6.2%
Brazil — 5.5%
AES Tiete SA	952	8,194
Banco Bradesco SA	12,211	162,168
Bradespar SA	2,064	22,468
Braskem SA*	2,856	25,449
Cia Brasileira de Distribuicao Grupo Pao de Acucar	952	44,291
Cia Energetica de Minas Gerais	4,162	35,001
Gerdau SA	5,713	44,054
Itau Unibanco Holding SA	17,473	246,723
Itausa — Investimentos Itau SA	17,134	68,264
Klabin SA	3,760	19,491
Metalurgica Gerdau SA, Class A	2,857	27,784
Oi SA	1,904	2,912
Petroleo Brasileiro SA	25,207	206,472
Telefonica Brasil SA	2,380	45,790
Vale SA	13,649	191,732

		1,150,793

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B	1,062	26,672

Colombia — 0.0% (a)
Grupo Argos SA	367	3,799

South Korea — 0.6%
Samsung Electronics Co. Ltd.	118	111,834

TOTAL PREFERRED STOCKS (Cost $1,392,146)		1,293,098

RIGHTS — 0.0% (a)
Chile — 0.0% (a)
LATAM Airlines Group SA*, expires 1/19/14	235	187

Brazil — 0.0% (a)
Klabin SA*, expires 1/27/14	115	789

TOTAL RIGHTS (Cost $0)		976

TOTAL INVESTMENTS — 99.0% (Cost $19,982,623)		$20,588,300
Other assets less liabilities — 1.0%		203,514

NET ASSETS — 100.0%		$20,791,814

See Notes to Financial Statements.	22

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

SECTOR BREAKDOWN AS OF NOVEMBER 30, 2013

(Unaudited)

	Value	% of Net Assets
Financial	$4,965,809	23.9%
Technology	2,529,888	12.2
Communications	2,338,777	11.2
Energy	2,305,429	11.1
Consumer, Non-cyclical	2,195,192	10.6
Consumer, Cyclical	1,783,394	8.6
Basic Materials	1,800,588	8.6
Industrial	1,438,059	6.9
Utilities	926,853	4.4
Diversified	304,311	1.5

TOTAL INVESTMENTS	20,588,300	99.0
Other assets less liabilities	203,514	1.0

NET ASSETS	$20,791,814	100.0%

As of November 30, 2013, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation
E-mini MSCI Emerging Markets Index Futures	4	$202,780	12/20/2013	$2,380

As of November 30, 2013, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/4/2013	BRL	2,868,000	USD	1,277,790	$50,328
Barclays Bank PLC	12/4/2013	BRL	53,868	USD	24,000	945
JP Morgan & Chase Co.	12/4/2013	BRL	2,868,000	USD	1,280,243	52,781
The Bank of New York Mellon	12/4/2013	BRL	319,141	USD	140,442	3,855
The Bank of New York Mellon	12/4/2013	BRL	291,145	USD	124,082	(524)
Barclays Bank PLC	12/4/2013	CLP	11,184,000	USD	21,880	891
JP Morgan & Chase Co.	12/4/2013	CLP	184,158,000	USD	359,916	14,309
JP Morgan & Chase Co.	12/4/2013	CLP	11,163,000	USD	21,344	395
JP Morgan & Chase Co.	12/4/2013	CLP	14,646,000	USD	28,425	939
Barclays Bank PLC	12/4/2013	COP	15,044,000	USD	7,963	179
JP Morgan & Chase Co.	12/4/2013	COP	244,128,000	USD	129,140	2,829
JP Morgan & Chase Co.	12/4/2013	COP	14,227,000	USD	7,334	(28)
JP Morgan & Chase Co.	12/4/2013	COP	13,715,000	USD	7,229	133
JP Morgan & Chase Co.	12/4/2013	CZK	583,000	USD	30,752	1,815
JP Morgan & Chase Co.	12/4/2013	EGP	153,000	USD	22,046	(161)
The Bank of New York Mellon	12/4/2013	EUR	36,000	USD	48,873	(44)
Barclays Bank PLC	12/4/2013	HKD	29,862,000	USD	3,851,770	(159)
Barclays Bank PLC	12/4/2013	HKD	178,314	USD	23,000	(1)
JP Morgan & Chase Co.	12/4/2013	HKD	1,618,000	USD	208,710	2
The Bank of New York Mellon	12/4/2013	HKD	181,000	USD	23,347	(1)
JP Morgan & Chase Co.	12/4/2013	HUF	35,744,000	USD	164,359	3,294
JP Morgan & Chase Co.	12/4/2013	HUF	1,884,000	USD	8,448	(41)
Barclays Bank PLC	12/4/2013	IDR	5,553,770,000	USD	501,017	37,094
JP Morgan & Chase Co.	12/4/2013	IDR	295,006,000	USD	25,564	921
JP Morgan & Chase Co.	12/4/2013	IDR	353,865,000	USD	31,000	1,441
Barclays Bank PLC	12/4/2013	INR	3,425,000	USD	55,376	621
Barclays Bank PLC	12/4/2013	INR	4,773,000	USD	76,675	370
Barclays Bank PLC	12/4/2013	INR	54,626,000	USD	882,630	9,338
JP Morgan & Chase Co.	12/4/2013	INR	3,174,000	USD	49,664	(1,078)

See Notes to Financial Statements.	23

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/4/2013	KRW	1,914,465,000	USD	1,793,746	$(14,755)
JP Morgan & Chase Co.	12/4/2013	KRW	1,914,465,000	USD	1,793,998	(14,503)
JP Morgan & Chase Co.	12/4/2013	KRW	200,801,000	USD	186,896	(2,791)
JP Morgan & Chase Co.	12/4/2013	MXN	14,047,000	USD	1,077,980	7,763
JP Morgan & Chase Co.	12/4/2013	MXN	743,000	USD	56,093	(515)
Barclays Bank PLC	12/4/2013	MYR	3,264,000	USD	1,026,964	14,504
JP Morgan & Chase Co.	12/4/2013	MYR	178,000	USD	55,460	247
Barclays Bank PLC	12/4/2013	PHP	10,664,000	USD	246,823	3,156
JP Morgan & Chase Co.	12/4/2013	PHP	558,000	USD	12,810	60
Barclays Bank PLC	12/4/2013	PLN	283,608	USD	92,000	339
JP Morgan & Chase Co.	12/4/2013	PLN	141,000	USD	44,835	(736)
JP Morgan & Chase Co.	12/4/2013	PLN	2,578,000	USD	836,352	3,150
The Bank of New York Mellon	12/4/2013	PLN	64,000	USD	20,527	(158)
JP Morgan & Chase Co.	12/4/2013	RUB	1,787,000	USD	54,231	366
JP Morgan & Chase Co.	12/4/2013	RUB	24,184,000	USD	749,364	20,396
Barclays Bank PLC	12/4/2013	THB	17,690,000	USD	566,806	15,991
JP Morgan & Chase Co.	12/4/2013	THB	966,000	USD	30,452	374
Barclays Bank PLC	12/4/2013	TRY	751,000	USD	374,582	3,272
JP Morgan & Chase Co.	12/4/2013	TRY	38,000	USD	18,518	(270)
Barclays Bank PLC	12/4/2013	TWD	52,043,000	USD	1,769,568	10,721
JP Morgan & Chase Co.	12/4/2013	TWD	2,779,000	USD	94,267	348
Barclays Bank PLC	12/4/2013	USD	1,251,067	BRL	2,921,868	(551)
JP Morgan & Chase Co.	12/4/2013	USD	1,227,792	BRL	2,868,000	(330)
The Bank of New York Mellon	12/4/2013	USD	122,584	BRL	286,112	(133)
The Bank of New York Mellon	12/4/2013	USD	23,527	BRL	53,173	(770)
The Bank of New York Mellon	12/4/2013	USD	119,257	BRL	271,000	(3,273)
Barclays Bank PLC	12/4/2013	USD	21,013	CLP	11,184,000	(24)
JP Morgan & Chase Co.	12/4/2013	USD	393,668	CLP	209,967,000	373
Barclays Bank PLC	12/4/2013	USD	126,197	COP	244,128,000	114
JP Morgan & Chase Co.	12/4/2013	USD	22,230	COP	42,986,000	10
JP Morgan & Chase Co.	12/4/2013	USD	28,990	CZK	583,000	(53)
JP Morgan & Chase Co.	12/4/2013	USD	22,226	EGP	153,000	(19)
The Bank of New York Mellon	12/4/2013	USD	49,016	EUR	36,000	(99)
Barclays Bank PLC	12/4/2013	USD	3,874,860	HKD	30,040,314	70
JP Morgan & Chase Co.	12/4/2013	USD	165,493	HKD	1,283,000	3
JP Morgan & Chase Co.	12/4/2013	USD	43,218	HKD	335,000	(6)
The Bank of New York Mellon	12/4/2013	USD	23,348	HKD	181,000	(1)
JP Morgan & Chase Co.	12/4/2013	USD	170,005	HUF	37,628,000	(450)
Barclays Bank PLC	12/4/2013	USD	471,058	IDR	5,553,770,000	(7,135)
JP Morgan & Chase Co.	12/4/2013	USD	54,242	IDR	648,871,000	(40)
Barclays Bank PLC	12/4/2013	USD	131,361	INR	8,198,000	(302)
JP Morgan & Chase Co.	12/4/2013	USD	866,181	INR	54,042,740	(2,212)
JP Morgan & Chase Co.	12/4/2013	USD	60,000	INR	3,757,260	66
Barclays Bank PLC	12/4/2013	USD	1,810,163	KRW	1,914,465,000	(1,662)
JP Morgan & Chase Co.	12/4/2013	USD	1,998,739	KRW	2,115,266,000	(551)
JP Morgan & Chase Co.	12/4/2013	USD	1,128,603	MXN	14,790,000	(1,777)
Barclays Bank PLC	12/4/2013	USD	1,012,219	MYR	3,264,000	241
JP Morgan & Chase Co.	12/4/2013	USD	55,228	MYR	178,000	(14)
Barclays Bank PLC	12/4/2013	USD	244,089	PHP	10,664,000	(422)
JP Morgan & Chase Co.	12/4/2013	USD	12,747	PHP	558,000	3
Barclays Bank PLC	12/4/2013	USD	91,894	PLN	283,608	(233)
JP Morgan & Chase Co.	12/4/2013	USD	114,519	PLN	355,000	216
JP Morgan & Chase Co.	12/4/2013	USD	765,979	PLN	2,364,000	(1,942)
The Bank of New York Mellon	12/4/2013	USD	20,737	PLN	64,000	(53)
JP Morgan & Chase Co.	12/4/2013	USD	785,093	RUB	25,971,000	(2,260)
Barclays Bank PLC	12/4/2013	USD	550,884	THB	17,690,000	(70)
JP Morgan & Chase Co.	12/4/2013	USD	30,117	THB	966,000	(39)

See Notes to Financial Statements.	24

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/4/2013	USD	371,874	TRY	751,000	$(564)
JP Morgan & Chase Co.	12/4/2013	USD	18,815	TRY	38,000	(27)
Barclays Bank PLC	12/4/2013	USD	1,758,507	TWD	52,043,000	341
JP Morgan & Chase Co.	12/4/2013	USD	93,904	TWD	2,779,000	15
JP Morgan & Chase Co.	12/4/2013	USD	552,478	ZAR	5,617,661	(1,446)
JP Morgan & Chase Co.	12/4/2013	ZAR	717,661	USD	70,000	(395)
JP Morgan & Chase Co.	12/4/2013	ZAR	286,000	USD	27,455	(598)
JP Morgan & Chase Co.	12/4/2013	ZAR	4,614,000	USD	459,191	6,608
Barclays Bank PLC	1/6/2014	BRL	2,918,000	USD	1,239,382	633
JP Morgan & Chase Co.	1/6/2014	BRL	2,918,000	USD	1,238,961	212
JP Morgan & Chase Co.	1/6/2014	CLP	209,929,000	USD	392,046	(533)
JP Morgan & Chase Co.	1/6/2014	CZK	605,000	USD	30,098	54
JP Morgan & Chase Co.	1/6/2014	EGP	156,000	USD	22,636	168
JP Morgan & Chase Co.	1/6/2014	EUR	56,000	USD	76,246	153
Barclays Bank PLC	1/6/2014	HKD	32,390,000	USD	4,178,190	(137)
JP Morgan & Chase Co.	1/6/2014	HUF	35,012,000	USD	157,896	421
Barclays Bank PLC	1/6/2014	IDR	5,216,294,000	USD	436,510	3,453
Barclays Bank PLC	1/6/2014	INR	61,442,000	USD	976,510	2,263
Barclays Bank PLC	1/6/2014	KRW	2,000,388,000	USD	1,887,194	1,754
JP Morgan & Chase Co.	1/6/2014	KRW	2,000,388,000	USD	1,885,913	473
JP Morgan & Chase Co.	1/6/2014	MXN	15,074,000	USD	1,147,571	1,962
Barclays Bank PLC	1/6/2014	MYR	3,381,000	USD	1,045,358	(1,170)
Barclays Bank PLC	1/6/2014	PHP	10,304,000	USD	236,347	547
Barclays Bank PLC	1/6/2014	THB	17,801,000	USD	550,910	(2,483)
Barclays Bank PLC	1/6/2014	TRY	758,000	USD	372,859	446
Barclays Bank PLC	1/6/2014	TWD	53,789,000	USD	1,819,040	(1,211)
The Bank of New York Mellon	1/6/2014	USD	16,594	BRL	39,000	(37)
The Bank of New York Mellon	1/6/2014	USD	24,508	EUR	18,000	(49)
The Bank of New York Mellon	1/6/2014	USD	20,898	HKD	162,000	—
The Bank of New York Mellon	1/6/2014	USD	4,430	TRY	9,000	(9)
JP Morgan & Chase Co.	1/6/2014	ZAR	6,364,000	USD	622,625	1,662
JP Morgan & Chase Co.	1/7/2014	COP	273,809,000	USD	141,057	(154)
JP Morgan & Chase Co.	1/7/2014	PLN	2,749,000	USD	888,839	2,294
JP Morgan & Chase Co.	1/13/2014	RUB	30,185,000	USD	906,153	3,249

Total net unrealized appreciation						$221,972

Currency Abbreviations

BRL – Brazilian Real

CLP – Chilean Peso

COP – Colombian Peso

CZK – Czech Koruna

EGP – Egyptian Pound

EUR – Euro

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

THB – Thai Baht

TRY – Turkish New Lira

TWD – New Taiwan Dollar

See Notes to Financial Statements.	25

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

USD – U.S. Dollar

ZAR – South African Rand

* Non-income producing security.

144A – Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013 the aggregate market value of this security amounted to $195,563 or 0.9% of net assets.

(a) Less than 0.1%.

ADR – American Depositary Receipt.

GDR – Global Depositary Receipt.

NVDR – Non Voting Depositary Receipt.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	26

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Germany Hedged Equity Fund

November 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 91.2%
Basic Materials — 13.3%
BASF SE	11,214	$1,197,680
Brenntag AG	612	108,689
K+S AG	2,001	55,984
LANXESS AG	1,009	66,763
Linde AG	2,263	462,169
ThyssenKrupp AG*	4,836	126,594

		2,017,879

Communications — 6.0%
Axel Springer AG	507	30,484
Deutsche Telekom AG	34,759	551,891
Kabel Deutschland Holding AG	274	35,742
ProSiebenSat.1 Media AG	2,271	102,188
RTL Group SA*	473	56,912
Sky Deutschland AG*	5,400	55,399
Telefonica Deutschland Holding AG	3,446	28,095
United Internet AG	1,230	49,413

		910,124

Consumer, Cyclical — 14.7%
Adidas AG	2,544	309,453
Bayerische Motoren Werke AG	4,043	464,598
Continental AG	1,342	280,275
Daimler AG	11,734	972,598
Deutsche Lufthansa AG*	2,696	58,559
Hugo Boss AG	367	49,270
Volkswagen AG	365	95,052

		2,229,805

Consumer, Non-cyclical — 15.5%
Bayer AG	10,095	1,347,024
Beiersdorf AG	1,206	122,462
Celesio AG	1,094	35,082
Fresenius Medical Care AG & Co. KGaA	2,668	186,485
Fresenius SE & Co. KGaA	1,520	215,214
Henkel AG & Co. KGaA	1,573	155,881
Merck KGaA	781	135,519
Metro AG	1,539	77,144
QIAGEN NV*	2,760	64,412
Suedzucker AG	1,049	26,448

		2,365,671

Diversified — 0.7%
GEA Group AG	2,274	106,000

Financial — 16.7%
Allianz SE	5,566	966,944
Commerzbank AG*	11,613	172,631
Deutsche Bank AG (a)	12,446	600,196

	Number of Shares	Value

Financial (Continued)
Deutsche Boerse AG	2,411	$186,475
Deutsche Wohnen AG	3,500	70,362
Hannover Rueck SE	707	58,880
Muenchener Rueckversicherungs-Gesellschaft AG	2,189	478,883

		2,534,371

Industrial — 13.0%
Deutsche Post AG	11,054	390,977
Fraport AG Frankfurt Airport Services Worldwide	472	34,749
HeidelbergCement AG	1,697	132,750
Hochtief AG	398	35,163
MAN SE	406	49,358
OSRAM Licht AG*	978	57,927
Siemens AG	9,679	1,278,363

		1,979,287

Technology — 7.0%
Infineon Technologies AG	13,003	131,984
SAP AG	11,248	931,551

		1,063,535

Utilities — 4.3%
E.ON SE	21,985	423,007
RWE AG	6,067	232,972

		655,979

TOTAL COMMON STOCKS (Cost $12,475,192)		13,862,651

PREFERRED STOCKS — 6.6%
Consumer, Cyclical — 4.7%
Bayerische Motoren Werke AG	624	54,104
Porsche Automobil Holding SE	1,909	194,288
Volkswagen AG	1,765	468,386

		716,778

Consumer, Non-cyclical — 1.6%
Henkel AG & Co. KGaA	2,211	250,711

Energy — 0.3%
Fuchs Petrolub SE	438	41,411

TOTAL PREFERRED STOCKS (Cost $890,086)		1,008,900

TOTAL INVESTMENTS — 97.8% (Cost $13,365,278)		$14,871,551
Other assets less liabilities — 2.2%		338,431

NET ASSETS — 100.0%		$15,209,982

As of November 30, 2013, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation
DAX Index Futures	1	$319,693	12/20/2013	$27,177

See Notes to Financial Statements.	27

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Germany Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

SECTOR BREAKDOWN AS OF NOVEMBER 30, 2013

(Unaudited)

	Value	% of Net Assets
Consumer, Cyclical	$2,946,583	19.4%
Consumer, Non-cyclical	2,616,382	17.1
Financial	2,534,371	16.7
Basic Materials	2,017,879	13.3
Industrial	1,979,287	13.0
Technology	1,063,535	7.0
Communications	910,124	6.0
Utilities	655,979	4.3
Diversified	106,000	0.7
Energy	41,411	0.3

TOTAL INVESTMENTS	14,871,551	97.8
Other Assets and Liabilities	338,431	2.2

NET ASSETS	$15,209,982	100.0%

As of November 30, 2013, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/3/2013	EUR	4,762,000	USD	6,478,182	$7,554
JP Morgan & Chase Co.	12/3/2013	EUR	4,762,000	USD	6,474,272	3,645
JP Morgan & Chase Co.	12/3/2013	EUR	886,000	USD	1,203,029	(872)
The Bank of New York Mellon	12/3/2013	EUR	25,764	USD	35,078	71
Barclays Bank PLC	12/3/2013	USD	6,478,182	EUR	4,757,946	(13,063)
JP Morgan & Chase Co.	12/3/2013	USD	14,191	EUR	10,500	76
JP Morgan & Chase Co.	12/3/2013	USD	7,663,110	EUR	5,628,225	(15,452)
The Bank of New York Mellon	12/3/2013	USD	35,078	EUR	26,000	251
The Bank of New York Mellon	12/4/2013	EUR	9,300	USD	12,572	(64)
The Bank of New York Mellon	12/4/2013	USD	12,572	EUR	9,234	(25)
Barclays Bank PLC	1/3/2014	EUR	5,459,000	USD	7,432,598	14,920
JP Morgan & Chase Co.	1/3/2014	EUR	5,459,000	USD	7,432,603	14,926

Total net unrealized appreciation						$11,967

Currency Abbreviations

EUR – Euro

USD – U. S. Dollar

* Non-income producing security.

(a) Affiliated issuer. This security is owned in proportion with its representation in the index.

See Notes to Financial Statements.	28

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Japan Hedged Equity Fund

November 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.8%
Basic Materials — 5.3%
AIR WATER, Inc.	8,500	$118,898
Asahi Kasei Corp.	114,000	899,136
Daicel Corp.	19,900	157,731
DAIDO STEEL Co. Ltd.	20,000	108,937
Hitachi Chemical Co. Ltd.	10,700	162,936
Hitachi Metals Ltd.	13,600	193,157
Japan Steel Works Ltd. (The)	19,000	101,450
JFE Holdings, Inc.	41,600	934,777
JSR Corp.	15,000	275,709
Kaneka Corp.	17,000	104,544
Kansai Paint Co. Ltd.	21,000	297,233
Kobe Steel Ltd.*	228,000	391,703
Kuraray Co. Ltd.	28,900	359,117
Mitsubishi Chemical Holdings Corp.	122,000	566,860
Mitsubishi Gas Chemical Co., Inc.	35,000	274,001
Mitsubishi Materials Corp.	110,000	413,393
Mitsui Chemicals, Inc.	91,000	222,070
Nippon Paint Co. Ltd.	15,000	243,057
Nippon Steel & Sumitomo Metal Corp.	661,145	2,142,613
Nitto Denko Corp.	13,800	701,820
Oji Holdings Corp.	89,000	418,742
Shin-Etsu Chemical Co. Ltd.	36,900	2,132,345
Showa Denko KK	135,000	209,527
Sumitomo Chemical Co. Ltd.	131,000	526,839
Sumitomo Metal Mining Co. Ltd.	48,000	638,626
Taiyo Nippon Sanso Corp.	15,000	99,419
Teijin Ltd.	94,000	205,535
Ube Industries Ltd.	106,000	221,426
Yamato Kogyo Co. Ltd.	2,500	83,947

		13,205,548

Communications — 7.2%
DeNa Co. Ltd.	10,913	211,986
Dentsu, Inc.	19,500	810,874
Gree, Inc.	10,900	99,483
Hakuhodo DY Holdings, Inc.	22,700	180,590
Kakaku.Com, Inc.	12,800	234,147
KDDI Corp.	48,384	3,036,840
M3, Inc.	86	224,392
Nexon Co. Ltd.	10,900	101,504
Nippon Telegraph & Telephone Corp.	38,200	1,916,619
NTT DOCOMO, Inc.	131,900	2,124,408
Rakuten, Inc.	63,600	977,172
SBI Holdings, Inc.	16,528	228,774
SoftBank Corp.	86,600	7,007,800
Trend Micro, Inc.	10,500	411,001
Yahoo Japan Corp.	124,700	601,315

		18,166,905

Consumer, Cyclical — 26.5%
ABC-Mart, Inc.	1,900	86,612
Aeon Co. Ltd.	52,100	700,803
AISIN SEIKI Co. Ltd.	15,600	627,381
ANA Holdings, Inc.	113,000	228,328
ASICS Corp.	13,900	229,439
Bridgestone Corp.	58,700	2,148,714

	Number of Shares	Value

Consumer, Cyclical (Continued)
Citizen Holdings Co. Ltd.	24,800	$190,518
Daihatsu Motor Co. Ltd.	14,900	272,562
Daiwa House Industry Co. Ltd.	54,000	1,048,953
DENSO Corp.	43,900	2,198,321
Don Quijote Co. Ltd.	5,000	306,018
FamilyMart Co. Ltd.	5,100	232,984
FAST RETAILING Co. Ltd.	4,800	1,817,952
Fuji Heavy Industries Ltd.	51,600	1,456,657
Hino Motors Ltd.	24,000	371,790
Hitachi High-Technologies Corp.	8,100	189,444
Honda Motor Co. Ltd.	147,000	6,213,187
Iida Group Holdings Co. Ltd.*	11,800	237,394
Isetan Mitsukoshi Holdings Ltd.	29,500	424,164
Isuzu Motors Ltd.	112,000	714,998
ITOCHU Corp.	130,800	1,649,603
J. Front Retailing Co. Ltd.	44,000	343,599
Japan Airlines Co. Ltd.	3,589	182,524
JTEKT Corp.	16,600	256,506
KOITO Manufacturing Co. Ltd.	5,800	111,590
Lawson, Inc.	7,900	579,130
Marubeni Corp.	138,000	1,000,869
MARUI GROUP Co. Ltd.	22,100	227,159
Mazda Motor Corp.*	243,000	1,117,214
McDonald’s Holdings Co. Japan Ltd.	8,300	228,312
Mitsubishi Corp.	126,700	2,492,074
Mitsubishi Logistics Corp.	7,000	110,694
Mitsubishi Motors Corp.*	38,000	411,733
Mitsui & Co. Ltd.	156,600	2,169,119
NAMCO BANDAI Holdings, Inc.	14,800	300,637
NGK Insulators Ltd.	25,000	457,563
NGK Spark Plug Co. Ltd.	17,000	394,612
NHK Spring Co. Ltd.	13,800	155,855
Nintendo Co. Ltd.	10,400	1,332,930
Nissan Motor Co. Ltd.	224,100	2,047,514
Nitori Holdings Co. Ltd.	4,100	379,804
NOK Corp.	9,500	152,082
Oriental Land Co. Ltd.	4,600	677,573
Panasonic Corp.	199,000	2,282,444
SANKYO Co. Ltd.	3,000	137,488
Sanrio Co. Ltd.	2,700	123,608
SEGA SAMMY HOLDINGS, Inc.	15,400	405,726
Sekisui Chemical Co. Ltd.	39,000	456,830
Sekisui House Ltd.	49,000	675,846
Sharp Corp.*	104,000	340,085
Shimamura Co. Ltd.	1,400	143,628
Shimano, Inc.	8,700	772,805
Sojitz Corp.	115,700	213,454
Sony Corp.	88,900	1,620,150
Stanley Electric Co. Ltd.	12,800	281,751
Sumitomo Corp.	96,200	1,189,764
Sumitomo Electric Industries Ltd.	65,400	1,019,511
Sumitomo Rubber Industries Ltd.	14,100	199,020
Suzuki Motor Corp.	29,900	767,602
Takashimaya Co. Ltd.	18,000	170,433
Toho Co. Ltd.	10,900	235,992
Toray Industries, Inc.	130,000	918,737
Toyoda Gosei Co. Ltd.	8,200	201,548

See Notes to Financial Statements.	29

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Japan Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Consumer, Cyclical (Continued)
Toyota Boshoku Corp.	8,300	$114,237
Toyota Industries Corp.	13,700	595,768
Toyota Motor Corp.	248,600	15,482,141
Toyota Tsusho Corp.	16,600	427,619
USS Co. Ltd.	21,900	300,779
Yamada Denki Co. Ltd.	79,500	277,041
Yamaha Corp.	13,900	218,856
Yamaha Motor Co. Ltd.	24,800	395,561
Yokohama Rubber Co. Ltd. (The)	12,000	124,164

		66,567,503

Consumer, Non-cyclical — 12.8%
Ajinomoto Co., Inc.	55,000	783,834
Alfresa Holdings Corp.	2,500	129,582
Asahi Group Holdings Ltd.	35,400	968,926
Astellas Pharma, Inc.	38,100	2,257,475
Benesse Holdings, Inc.	8,500	326,907
CALBEE, Inc.	7,900	200,344
Chugai Pharmaceutical Co. Ltd.	21,600	515,516
Coca-Cola West Co. Ltd.	8,200	181,457
Dai Nippon Printing Co. Ltd.	51,000	525,706
Daiichi Sankyo Co. Ltd.	56,700	1,040,519
Dainippon Sumitomo Pharma Co. Ltd.	13,900	200,132
Eisai Co. Ltd.	22,900	894,138
Hisamitsu Pharmaceutical Co., Inc.	7,700	408,131
Japan Tobacco, Inc.	99,200	3,350,403
Kao Corp.	46,500	1,527,381
Kikkoman Corp.	15,000	287,569
Kirin Holdings Co. Ltd.	91,000	1,401,708
Kyowa Hakko Kirin Co. Ltd.	15,000	174,679
MEDIPAL HOLDINGS Corp.	12,800	170,675
MEIJI Holdings Co. Ltd.	7,900	441,095
Miraca Holdings, Inc.	3,100	144,038
Mitsubishi Tanabe Pharma Corp.	21,900	300,993
Nippon Meat Packers, Inc.	9,600	154,994
Nisshin Seifun Group, Inc.	16,550	178,998
NISSIN FOODS HOLDINGS Co. Ltd.	7,900	317,712
Olympus Corp.*	22,500	756,626
Ono Pharmaceutical Co. Ltd.	8,900	674,157
Otsuka Holdings Co. Ltd.	29,800	870,336
Park24 Co. Ltd.	10,500	198,223
Santen Pharmaceutical Co. Ltd.	8,600	409,244
SECOM Co. Ltd.	19,000	1,172,142
Seven & I Holdings Co. Ltd.	67,900	2,498,736
Shimadzu Corp.	16,000	148,685
Shionogi & Co. Ltd.	26,100	573,744
Shiseido Co. Ltd.	30,100	514,766
Suntory Beverage & Food Ltd.*	11,300	356,279
Suzuken Co. Ltd.	8,500	288,740
Sysmex Corp.	8,500	552,589
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	137,440
Takeda Pharmaceutical Co. Ltd.	71,200	3,457,660
Terumo Corp.	13,400	699,790
Toppan Printing Co. Ltd.	51,000	412,202
Toyo Suisan Kaisha Ltd.	5,000	145,639
TSUMURA & Co.	8,000	217,014
Unicharm Corp.	10,900	689,463

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Yakult Honsha Co. Ltd.	9,100	$462,795
Yamazaki Baking Co. Ltd.	7,400	76,207

		32,195,389

Energy — 1.0%
Idemitsu Kosan Co. Ltd.	1,400	125,726
INPEX Corp.	77,400	897,567
Japan Petroleum Exploration Co.	2,000	76,919
JX Holdings, Inc.	193,700	1,007,781
Showa Shell Sekiyu KK	16,000	177,734
TonenGeneral Sekiyu KK	19,000	183,611

		2,469,338

Financial — 20.7%
ACOM Co. Ltd.*	37,500	139,099
AEON Financial Service Co. Ltd.	8,400	233,358
AEON Mall Co. Ltd.	10,850	311,906
Aozora Bank Ltd.	108,000	310,996
Bank of Kyoto Ltd. (The)	21,000	180,184
Bank of Yokohama Ltd. (The)	112,000	613,324
Chiba Bank Ltd. (The)	86,000	597,706
Chugoku Bank Ltd. (The)	11,900	161,114
Credit Saison Co. Ltd.	13,500	378,467
Dai-ichi Life Insurance Co. Ltd. (The)	75,500	1,182,854
Daito Trust Construction Co. Ltd.	8,300	787,505
Daiwa Securities Group, Inc.	150,000	1,456,879
Fukuoka Financial Group, Inc.	88,000	394,280
Gunma Bank Ltd. (The)	23,000	130,216
Hachijuni Bank Ltd. (The)	25,000	148,128
Hiroshima Bank Ltd. (The)	30,100	123,697
Hokuhoku Financial Group, Inc.	114,000	233,686
Hulic Co. Ltd.	24,300	427,435
Iyo Bank Ltd. (The)	20,800	210,345
Japan Exchange Group, Inc.	22,820	609,231
Japan Prime Realty Investment Corp. REIT	89	297,984
Japan Real Estate Investment Corp. REIT	54	570,335
Japan Retail Fund Investment Corp. REIT	212	418,019
Joyo Bank Ltd. (The)	82,000	418,625
Mitsubishi Estate Co. Ltd.	112,900	3,134,245
Mitsubishi UFJ Financial Group, Inc.	1,148,700	7,389,265
Mitsubishi UFJ Lease & Finance Co. Ltd.	52,000	310,645
Mitsui Fudosan Co. Ltd.	83,900	2,845,942
Mizuho Financial Group, Inc.	2,071,240	4,346,885
MS&AD Insurance Group Holdings, Inc.	42,700	1,149,142
Nippon Building Fund, Inc. REIT	81	951,965
Nippon Prologis REIT, Inc.	17	164,283
Nishi-Nippon City Bank Ltd. (The)	83,000	216,321
NKSJ Holdings, Inc.	27,950	774,562
Nomura Holdings, Inc.	327,300	2,591,052
Nomura Real Estate Holdings, Inc.	11,300	266,272
Nomura Real Estate Office Fund, Inc. REIT	21	99,522
NTT Urban Development Corp.	11,300	130,047
ORIX Corp.	114,160	2,078,270
Resona Holdings, Inc.	162,200	804,311
Seven Bank Ltd.	54,600	188,671
Shinsei Bank Ltd.	138,000	340,807
Shizuoka Bank Ltd. (The)	51,000	576,983

See Notes to Financial Statements.	30

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Japan Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Financial (Continued)
Sony Financial Holdings, Inc.	15,300	$272,412
Sumitomo Mitsui Financial Group, Inc.	114,700	5,676,500
Sumitomo Mitsui Trust Holdings, Inc.	282,000	1,384,606
Sumitomo Realty & Development Co. Ltd.	33,000	1,563,912
Suruga Bank Ltd.	17,000	283,264
T&D Holdings, Inc.	51,100	675,381
Tokio Marine Holdings, Inc.	61,700	2,047,734
Tokyo Tatemono Co. Ltd.	38,000	375,382
Tokyu Fudosan Holdings Corp.*	45,900	420,266
United Urban Investment Corp. REIT	219	314,033
Yamaguchi Financial Group, Inc.	11,500	106,194

		51,814,247

Industrial — 19.5%
Advantest Corp.	13,500	173,683
AMADA Co. Ltd.	22,000	194,778
Asahi Glass Co. Ltd.	101,000	651,677
Brother Industries Ltd.	22,600	286,567
CASIO COMPUTER Co. Ltd.	22,200	251,591
Central Japan Railway Co.	12,698	1,527,057
Chiyoda Corp.	10,000	136,756
Daikin Industries Ltd.	22,100	1,402,215
East Japan Railway Co.	30,300	2,481,498
FANUC Corp.	17,300	2,911,339
Fuji Electric Co. Ltd.	32,000	144,936
FUJIFILM Holdings Corp.	40,100	1,094,828
Hamamatsu Photonics KK	8,500	335,204
Hankyu Hanshin Holdings, Inc.	109,000	601,152
HIROSE ELECTRIC Co. Ltd.	2,800	428,015
Hitachi Construction Machinery Co. Ltd.	11,000	235,365
Hitachi Ltd.	436,000	3,213,236
HOYA Corp.	38,200	1,033,259
IBIDEN Co. Ltd.	11,100	189,939
IHI Corp.	119,000	497,164
JGC Corp.	19,000	707,551
Kajima Corp.	91,000	340,212
Kamigumi Co. Ltd.	15,000	135,145
Kawasaki Heavy Industries Ltd.	128,000	524,769
Keikyu Corp.	43,000	360,554
Keio Corp.	53,000	351,281
Keisei Electric Railway Co. Ltd.	17,000	165,113
Keyence Corp.	4,110	1,650,900
KINDEN Corp.	6,000	63,195
Kintetsu Corp.	149,000	522,144
Komatsu Ltd.	80,300	1,668,785
Konica Minolta, Inc.	47,500	478,964
KUBOTA Corp.	104,000	1,777,579
Kurita Water Industries Ltd.	11,100	237,613
Kyocera Corp.	27,600	1,460,218
LIXIL Group Corp.	24,100	623,643
Mabuchi Motor Co. Ltd.	1,600	96,208
Makita Corp.	10,800	538,709
Maruichi Steel Tube Ltd.	2,800	68,876
Mitsubishi Electric Corp.	175,000	2,020,840
Mitsubishi Heavy Industries Ltd.	265,000	1,699,497
Mitsui O.S.K. Lines Ltd.	106,000	470,790
Murata Manufacturing Co. Ltd.	18,300	1,573,752

	Number of Shares	Value

Industrial (Continued)
Nabtesco Corp.	11,000	$256,196
NEC Corp.	216,000	476,509
Nidec Corp.	10,300	994,358
Nikon Corp.	28,800	545,948
Nippon Electric Glass Co. Ltd.	23,000	123,705
Nippon Express Co. Ltd.	87,000	448,397
Nippon Yusen KK	138,000	427,019
NSK Ltd.	43,000	507,882
Obayashi Corp.	79,000	426,443
Odakyu Electric Railway Co. Ltd.	78,000	693,621
Omron Corp.	16,500	678,876
Rinnai Corp.	2,300	173,771
Shimizu Corp.	35,700	166,922
SMC Corp.	4,700	1,131,358
Sumitomo Heavy Industries Ltd.	31,000	149,182
Taiheiyo Cement Corp.	110,000	444,531
Taisei Corp.	95,000	432,134
THK Co. Ltd.	11,100	269,035
TOBU RAILWAY Co. Ltd.	104,000	507,589
Tokyu Corp.	109,000	734,150
Toshiba Corp.	361,000	1,557,539
TOTO Ltd.	19,700	289,217
Toyo Seikan Group Holdings Ltd.	14,000	294,909
West Japan Railway Co.	14,200	620,977
Yamato Holdings Co. Ltd.	31,100	659,370
Yaskawa Electric Corp.	14,000	187,496
Yokogawa Electric Corp.	21,700	328,323

		48,852,054

Technology — 3.3%
Canon, Inc.	102,200	3,401,845
Fujitsu Ltd.*	154,000	717,048
GungHo Online Entertainment, Inc.*	292	191,256
ITOCHU Techno-Solutions Corp.	1,800	68,700
KONAMI Corp.	10,300	267,743
Nomura Research Institute Ltd	10,100	331,261
NTT Data Corp.	11,400	410,064
Oracle Corp.	2,300	90,702
OTSUKA Corp.	1,000	127,776
Ricoh Co. Ltd.	80,000	917,566
ROHM Co. Ltd.	10,100	438,723
Sumco Corp.	11,200	108,671
TDK Corp.	11,300	527,249
Tokyo Electron Ltd.	14,200	769,291

		8,367,895

Utilities — 2.5%
Chubu Electric Power Co., Inc.	54,800	740,332
Chugoku Electric Power Co., (The), Inc.	26,100	381,137
Electric Power Development Co. Ltd.	11,000	324,808
Hokkaido Electric Power Co., Inc.*	15,700	184,976
Hokuriku Electric Power Co.	14,300	189,978
Kansai Electric Power Co., (The), Inc.*	62,600	710,662
Kyushu Electric Power Co., Inc.*	37,800	489,634
Osaka Gas Co. Ltd.	155,000	626,385
Shikoku Electric Power Co., Inc.*	15,500	245,258
TOHO GAS Co. Ltd.	25,000	121,041

See Notes to Financial Statements.	31

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Japan Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Utilities (Continued)
Tohoku Electric Power Co., Inc.*	39,300	$433,108
Tokyo Electric Power Co., (The), Inc.*	123,500	658,217
Tokyo Gas Co. Ltd.	228,000	1,135,048

		6,240,584

TOTAL COMMON STOCKS (Cost $237,975,866)		247,879,463

TOTAL INVESTMENTS — 98.8% (Cost $237,975,866)		$247,879,463
Other assets less liabilities — 1.2%		3,018,170

NET ASSETS — 100.0%		$250,897,633

SECTOR BREAKDOWN AS OF NOVEMBER 30, 2013

(Unaudited)

	Value	% of Net Assets
Consumer, Cyclical	$66,567,503	26.5%
Financial	51,814,247	20.7
Industrial	48,852,054	19.5
Consumer, Non-cyclical	32,195,389	12.8
Communications	18,166,905	7.2
Basic Materials	13,205,548	5.3
Technology	8,367,895	3.3
Utilities	6,240,584	2.5
Energy	2,469,338	1.0

TOTAL INVESTMENTS	247,879,463	98.8
Other Assets and Liabilities	3,018,170	1.2

NET ASSETS	$250,897,633	100.0%

As of November 30, 2013, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation
TOPIX Index Futures	15	$1,848,553	12/12/2013	$114,940

As of November 30, 2013, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/4/2013	JPY	9,511,944,000	USD	96,975,354	$4,122,363
JP Morgan & Chase Co.	12/4/2013	JPY	9,511,944,000	USD	96,964,184	4,111,192
JP Morgan & Chase Co.	12/4/2013	JPY	21,003,264	USD	212,000	6,972
JP Morgan & Chase Co.	12/4/2013	JPY	837,186,000	USD	8,442,992	270,612
JP Morgan & Chase Co.	12/4/2013	JPY	342,781,000	USD	3,448,883	102,748
JP Morgan & Chase Co.	12/4/2013	JPY	520,384,000	USD	5,203,377	123,531
JP Morgan & Chase Co.	12/4/2013	JPY	1,237,583,000	USD	12,348,774	267,828
JP Morgan & Chase Co.	12/4/2013	JPY	1,413,346,000	USD	14,105,813	309,116
The Bank of New York Mellon	12/4/2013	JPY	7,400,000	USD	73,975	1,738
The Bank of New York Mellon	12/4/2013	JPY	7,200,000	USD	71,839	1,555
The Bank of New York Mellon	12/4/2013	JPY	14,700,000	USD	146,802	3,305
The Bank of New York Mellon	12/4/2013	JPY	19,500,000	USD	193,296	2,942
The Bank of New York Mellon	12/4/2013	JPY	21,874,411	USD	213,692	160
Barclays Bank PLC	12/4/2013	USD	96,975,354	JPY	9,926,814,263	(72,513)
JP Morgan & Chase Co.	12/4/2013	USD	308,146	JPY	30,900,000	(6,509)
JP Morgan & Chase Co.	12/4/2013	USD	140,417,875	JPY	14,373,875,814	(104,038)
The Bank of New York Mellon	12/4/2013	USD	699,604	JPY	30,900,000	(15,307)
JP Morgan & Chase Co.	12/6/2013	JPY	24,699,561	USD	241,292	177
JP Morgan & Chase Co.	12/6/2013	USD	241,292	JPY	23,800,000	(8,958)
Barclays Bank PLC	1/8/2014	JPY	12,562,248,000	USD	122,757,564	91,358
JP Morgan & Chase Co.	1/8/2014	JPY	12,562,248,000	USD	122,758,524	92,317

Total net unrealized appreciation						$9,300,589

Currency Abbreviations

JPY – Japanese Yen

USD – U.S. Dollar

* Non-income producing security.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	32

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Municipal Infrastructure Revenue Bond Fund

November 30, 2013 (Unaudited)

	Principal Amount	Value

MUNICIPAL BONDS — 97.6%
Arizona — 1.4%
Arizona Department of Transportation State Highway Fund Revenue Sub-Ser. A 5.00%, 7/01/26	$100,000	$112,983
Salt River Project Agricultural Improvement & Power District (Alternative Minimum Tax) Ser. A 5.00%, 1/01/39 (AGM)	100,000	104,527

		217,510

California — 10.9%
City of Los Angeles Department of Airports (Los Angeles International Airport) Ser. A 5.00%, 5/15/40	85,000	87,119
City of San Francisco Public Utilities Commission Water Revenue 5.00%, 11/01/35	100,000	105,623
County of Sacramento Airport System Revenue (Alternative Minimum Tax) Ser. B 5.25%, 7/01/39 (AGM)	100,000	102,657
M-S-R Energy Authority 6.125%, 11/01/29 Ser. B	100,000	111,443
6.50%, 11/01/39 Ser. A	125,000	147,101
San Diego County Regional Airport Authority (Alternative Minimum Tax-Senior) Ser. B 5.00%, 7/01/43	600,000	584,598
San Francisco City & County Airports Comm-San Francisco International Airport Ser. E 5.25%, 5/01/32	220,000	235,972
Southern California Public Power Authority (Project No 1) Ser. A 5.00%, 11/01/33	300,000	290,382

		1,664,895

Colorado — 1.1%
City & County of Denver Airport System Revenue Ser. B 5.00%, 11/15/32	100,000	103,503
Regional Transportation District (Fastracks Project) Ser. A 5.00%, 11/01/26	50,000	56,213

		159,716

Florida — 7.7%
City of Cape Coral Water & Sewer Revenue (Refunding Revenue Bonds) 5.00%, 10/01/41 (AGM)	80,000	81,252
County of Miami-Dade Aviation Revenue
5.00%, 10/01/24 (Alternative Minimum Tax-Refunding) Ser. A	250,000	266,575
5.00%, 10/01/30 (Alternative Minimum Tax-Refunding) Ser. A	50,000	50,459
County of Miami-Dade Transit System Sales Surtax Revenue (Sales Tax) 5.00%, 7/01/37	50,000	51,333

	Principal Amount	Value

Florida (Continued)
County of Miami-Dade Water & Sewer System Revenue 5.00%, 10/01/39 (AGM)	$500,000	$509,240
Orlando-Orange County Expressway Authority (Refunding) 5.00%, 7/01/35	200,000	206,608

		1,165,467

Georgia — 2.8%
County of DeKalb Water & Sewerage Revenue Ser. A 5.25%, 10/01/41	110,000	115,913
Metropolitan Atlanta Rapid Transit Authority 3rd Ser. 5.00%, 7/01/39	300,000	306,984

		422,897

Illinois — 3.7%
City of Chicago Waterworks Revenue (Refunding- Second Lien) 5.00%, 11/01/42	575,000	561,235

Indiana — 4.7%
Indiana Finance Authority (First Lein CWA Authority) Ser. A 5.00%, 10/01/41	700,000	707,189

Massachusetts — 15.9%
Massachusetts Bay Transportation Authority (Senior) Ser. A 5.00%, 7/01/25	750,000	890,257
Massachusetts School Building Authority 5.00%, 8/15/25 (Refunding-Senior) Ser. A	750,000	857,279
5.00%, 8/15/26 (Refunding-Senior) Ser. A	200,000	226,102
5.00%, 8/15/28 (Refunding-Senior) Ser. B	400,000	443,232

		2,416,870

Nevada — 0.7%
County of Clark (Las Vegas-McCarran International Airport) Ser. A 5.125%, 7/01/34	100,000	102,224

New Jersey — 6.4%
New Jersey State Turnpike Authority 5.00%, 1/01/35 Ser. A	250,000	259,590
5.00%, 1/01/43 Ser. A	700,000	715,666

		975,256

New York — 14.7%
Hudson Yards Infrastructure Corp. 5.25%, 2/15/47 Ser. A	200,000	205,224
5.75%, 2/15/47 Ser. A	55,000	58,786
Long Island Power Authority Ser. A 6.00%, 5/01/33	400,000	450,532
Metropolitan Transportation Authority Ser. A 5.00%, 11/15/38	100,000	101,733
New York City Transitional Finance Authority Future Tax Secured Revenue (Future-Tax-Subseries) Ser. F-1 5.00%, 5/01/39	200,000	209,942

See Notes to Financial Statements.	33

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Municipal Infrastructure Revenue Bond Fund (Continued)

November 30, 2013 (Unaudited)

	Principal Amount	Value

New York (Continued)
New York City Water & Sewer System 5.00%, 6/15/34 (Second Resolution) Ser. EE	$110,000	$116,423
5.00%, 6/15/43 (Second General Resolution) Ser. GG	100,000	102,844
5.00%, 6/15/45 Ser. FF	300,000	308,820
5.00%, 6/15/47 (Second General Fiscal) Ser. BB	450,000	461,075
Triborough Bridge & Tunnel Authority (Refunding General) Ser. B 5.00%, 11/15/25	200,000	226,086

		2,241,465

Pennsylvania — 3.3%
Pennsylvania Turnpike Commission (Senior Lien) Ser. A 5.00%, 12/01/42	100,000	100,648
Westmoreland County Municipal Authority 5.00%, 8/15/37	400,000	405,812

		506,460

Texas — 16.2%
City Public Service Board of San Antonio (Refunding Revenue Bonds) 5.25%, 2/01/24	435,000	521,008
Dallas/Fort Worth International Airport 5.00%, 11/01/35 (Alternative Minimum Tax Refunding) Ser. E	200,000	194,032
5.00%, 11/01/37 (Alternative Minimum Tax) Ser. H	300,000	287,082
Texas Private Activity Bond Surface Transportation Corp. (Senior Lein-LBJ Infrastructure) 7.00%, 6/30/40	700,000	767,424
Texas Transportation Commission (Refunding 1st Tier) Ser. A 5.00%, 8/15/41	700,000	691,670

		2,461,216

Utah — 1.3%
Utah Transit Authority (Refunding Revenue Bonds) 5.00%, 6/15/42	200,000	202,912

Virginia — 4.0%
Route 460 Funding Corp. (Senior Lien) Ser. A 5.125%, 7/01/49	100,000	92,556
Virginia Small Business Financing Authority (Senior Lein Elizabeth River Crossings) 6.00%, 1/01/37 (Alternative Minimum Tax)	500,000	516,555

		609,111

	Principal Amount	Value

Washington — 2.8%
Port of Seattle (Refunding Intermediate) Ser. A 5.00%, 8/01/31	$400,000	$423,632

TOTAL MUNICIPAL BONDS (Cost $15,628,641)		14,838,055

TOTAL INVESTMENTS — 97.6% (Cost $15,628,641)		$14,838,055
Other assets less liabilities — 2.4%		372,413

NET ASSETS — 100.0%		$15,210,468

AGM – Assured Guaranty Corp.

Ser. – Series

Portfolio Summary	(Unaudited	)

Credit Quality Diversification	% of Municipal Bonds

AAA	7.4%
AA	41.6%
A	41.7%
BBB	9.3%

100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Weighting (As a % of Municipal Bonds)

Transportation	38.5%
Water and Sewer	23.4%
Special Tax	21.8%
Industrial Revenue	7.3%
Power	7.2%
Leasing	1.8%

100%

Modified Duration: 8.0 years

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.

See Notes to Financial Statements.	34

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Regulated Utilities Fund

November 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.4%
Electric Utilities — 42.6%
ALLETE, Inc.	965	$47,555
American Electric Power Co., Inc.	11,802	555,402
Cleco Corp.	1,434	65,548
Duke Energy Corp.	8,263	578,079
Edison International	7,879	364,089
El Paso Electric Co.	963	34,697
Elia System Operator SA (Belgium)	646	29,090
Emera, Inc. (Canada)	3,193	88,108
Empire District Electric (The) Co.	1,031	23,404
FirstEnergy Corp.	10,107	329,791
Fortis, Inc. (Canada)	5,101	149,542
Great Plains Energy, Inc.	3,698	87,791
IDACORP, Inc.	1,196	61,809
ITC Holdings Corp.	1,247	112,829
Northeast Utilities	7,566	310,811
NV Energy, Inc.	5,681	134,356
Pepco Holdings, Inc.	6,005	114,575
Pinnacle West Capital Corp.	2,659	141,884
PNM Resources, Inc.	1,912	44,492
Portland General Electric Co.	1,868	55,685
Red Electrica Corp. SA (Spain)	2,505	160,592
Southern (The) Co.	13,452	546,555
SP AusNet (Australia)	39,579	41,791
Spark Infrastructure Group (Australia)	27,026	39,976
Terna Rete Elettrica Nazionale SpA (Italy)	34,062	164,492
UIL Holdings Corp.	1,319	49,502
UNS Energy Corp.	952	45,582
Westar Energy, Inc.	3,258	102,171
Xcel Energy, Inc.	12,035	337,221

		4,817,419

Gas Utilities — 9.7%
AGL Resources, Inc.	2,856	132,918
APA Group (Australia)	20,092	111,927
Atmos Energy Corp	2,151	95,612
Enagas SA (Spain)	4,933	129,803
Envestra Ltd. (Australia)	22,949	22,038
Northwest Natural Gas Co.	648	27,559
Piedmont Natural Gas Co., Inc.	1,811	60,035
Questar Corp.	4,177	94,066
Snam SpA (Italy)	50,320	270,766
South Jersey Industries, Inc.	765	43,376
Southwest Gas Corp.	1,107	58,737
WGL Holdings, Inc.	1,248	49,733

		1,096,570

Multi-Utilities — 36.3%
Alliant Energy Corp.	2,686	138,329
Avista Corp.	1,420	38,695
CenterPoint Energy, Inc.	10,318	241,751
CMS Energy Corp.	6,410	170,121
Consolidated Edison, Inc.	7,079	390,832
Dominion Resources, Inc.	8,921	579,062
DTE Energy Co.	4,214	281,242
DUET Group (Australia)	40,765	77,923
Integrys Energy Group, Inc.	1,917	103,020

	Number of Shares	Value

Multi-Utilities (Continued)
National Grid PLC (United Kingdom)	46,096	$584,563
NiSource, Inc.	7,512	237,529
NorthWestern Corp.	922	40,550
PG&E Corp.	10,776	435,027
SCANA Corp.	3,045	143,633
Sempra Energy	5,528	488,896
TECO Energy, Inc.	5,189	88,421
Vectren Corp.	1,987	68,909

		4,108,503

Oil, Gas & Consumable Fuels — 4.9%
Enbridge, Inc. (Canada)	13,496	555,183

Water Utilities — 5.9%
American States Water Co.	935	27,283
American Water Works Co., Inc.	4,294	181,852
Aqua America, Inc.	4,246	102,201
California Water Service Group	1,091	24,940
Severn Trent PLC (United Kingdom)	5,390	155,756
United Utilities Group PLC (United Kingdom)	16,009	172,499

		664,531

TOTAL COMMON STOCKS (Cost $11,168,137)		11,242,206

TOTAL INVESTMENTS — 99.4% (Cost $11,168,137)		$11,242,206
Other assets less liabilities — 0.6%		65,395

NET ASSETS — 100.0%		$11,307,601

SECTOR BREAKDOWN AS OF NOVEMBER 30, 2013

(Unaudited)

	Value	% of Net Assets
Electric Utilities	$4,817,419	42.6%
Multi-Utilities	4,108,503	36.3
Gas Utilities	1,096,570	9.7
Water Utilities	664,531	5.9
Oil, Gas & Consumable Fuels	555,183	4.9

TOTAL INVESTMENTS	11,242,206	99.4
Other Assets and Liabilities	65,395	0.6

NET ASSETS	$11,307,601	100.0%

See Notes to Financial Statements.	35

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund

November 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.7%
Australia — 25.4%
AGL Energy Ltd.	1,023	$13,977
ALS Ltd.	587	4,483
Alumina Ltd.*	3,768	3,481
Amcor Ltd.	1,520	15,275
AMP Ltd.	4,415	18,727
APA Group	1,146	6,384
Asciano Ltd.	781	4,102
ASX Ltd.	283	9,557
Aurizon Holdings Ltd.	2,299	9,773
Australia & New Zealand Banking Group Ltd.	3,480	101,049
Bank of Queensland Ltd.	100	1,108
Bendigo and Adelaide Bank Ltd.	360	3,690
BHP Billiton Ltd.	4,242	144,373
Boral Ltd.	890	3,905
Brambles Ltd.	2,188	18,940
Caltex Australia Ltd.	185	3,208
CFS Retail Property Trust Group REIT	3,858	7,199
Coca-Cola Amatil Ltd.	640	7,043
Cochlear Ltd.	59	3,141
Commonwealth Bank of Australia	2,090	148,047
Computershare Ltd.	362	3,588
Crown Resorts Ltd.	540	8,307
CSL Ltd.	649	40,602
Dexus Property Group REIT	5,162	4,910
Echo Entertainment Group Ltd.	2,689	6,168
Federation Centres Ltd. REIT	2,066	4,476
Flight Centre Travel Group Ltd.	61	2,704
Fortescue Metals Group Ltd.	1,998	10,330
Goodman Group REIT	1,584	6,978
GPT Group REIT	2,003	6,527
Harvey Norman Holdings Ltd.	1,000	2,940
Iluka Resources Ltd.	542	4,327
Incitec Pivot Ltd.	1,245	2,935
Insurance Australia Group Ltd.	3,417	18,817
Leighton Holdings Ltd.	247	3,656
Lend Lease Group	549	5,522
Macquarie Group Ltd.*	408	20,121
Metcash Ltd.	986	2,737
Mirvac Group REIT	3,894	6,026
National Australia Bank Ltd.	3,014	94,870
Newcrest Mining Ltd.	1,687	11,809
Orica Ltd.	361	7,617
Origin Energy Ltd.	1,625	20,634
Qantas Airways Ltd.*	3,255	3,615
QBE Insurance Group Ltd.	1,764	25,129
Ramsay Health Care Ltd.	155	5,466
Rio Tinto Ltd.	555	33,373
Santos Ltd.	1,310	16,694
Seek Ltd.	432	5,257
Sonic Healthcare Ltd.	349	5,270
SP AusNet	4,561	4,816
Stockland REIT	3,172	11,116
Suncorp Group Ltd.	2,149	25,802
Sydney Airport*	192	682
Tabcorp Holdings Ltd.	723	2,323
Tatts Group Ltd.	1,975	5,555

	Number of Shares	Value

Australia (Continued)
Telstra Corp. Ltd.	5,188	$23,895
Toll Holdings Ltd.	854	4,446
Transurban Group	1,386	8,844
Treasury Wine Estates Ltd.	1,756	7,848
Wesfarmers Ltd.	1,385	54,109
Westfield Group REIT	3,109	29,432
Westfield Retail Trust REIT	4,847	13,457
Westpac Banking Corp.	3,999	119,686
Woodside Petroleum Ltd.	850	28,937
Woolworths Ltd.	1,852	56,794
WorleyParsons Ltd.	272	4,048

		1,320,657

China — 19.3%
Agricultural Bank of China Ltd., Class H	11,000	5,647
Anhui Conch Cement Co. Ltd., Class H	1,100	4,292
Anta Sports Products Ltd.	3,000	4,226
AviChina Industry & Technology Co. Ltd., Class H	5,500	3,327
Bank of China Ltd., Class H	78,000	37,730
Beijing Capital International Airport Co. Ltd., Class H	10,000	7,791
Beijing Enterprises Holdings Ltd.	2,200	19,694
Belle International Holdings Ltd.	15,000	18,458
Brilliance China Automotive Holdings Ltd.	4,000	6,996
Byd Co. Ltd., Class H*	800	4,024
China BlueChemical Ltd., Class H	10,000	6,785
China Communications Construction Co. Ltd., Class H	6,000	5,054
China Construction Bank Corp., Class H	41,000	33,212
China COSCO Holdings Co. Ltd., Class H*	10,100	5,198
China Gas Holdings Ltd.	8,000	10,835
China International Marine Containers (Group) Co. Ltd., Class H	1,000	2,123
China Life Insurance Co. Ltd., Class H	9,000	29,022
China Longyuan Power Group Corp., Class H	6,000	7,716
China Mengniu Dairy Co. Ltd.	2,000	9,145
China Merchants Bank Co. Ltd., Class H	4,000	8,524
China Minsheng Banking Corp. Ltd., Class H	7,300	8,804
China Mobile Ltd.	7,600	81,857
China Oilfield Services Ltd., Class H	2,000	6,037
China Overseas Land & Investment Ltd.	6,000	18,652
China Pacific Insurance Group Co. Ltd., Class H	4,500	19,039
China Petroleum & Chemical Corp., Class H	36,000	30,927
China Railway Construction Corp. Ltd., Class H	2,900	3,251
China Railway Group Ltd., Class H	1,000	577
China Resources Power Holdings Co. Ltd.	2,000	4,840
China Shenhua Energy Co. Ltd., Class H	4,600	15,605
China State Construction International Holdings Ltd.	4,000	7,026
China Telecom Corp. Ltd., Class H	10,000	5,405
CITIC Securities Co. Ltd., Class H	1,000	2,533
CNOOC Ltd.	16,000	32,774
Country Garden Holdings Co. Ltd.	4,000	2,626
CSR Corp. Ltd., Class H	2,000	1,857
Dongfeng Motor Group Co. Ltd., Class H	4,000	6,357
ENN Energy Holdings Ltd.	2,000	14,086

See Notes to Financial Statements.	36

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

China (Continued)
Golden Eagle Retail Group Ltd.	9,000	$12,050
Great Wall Motor Co. Ltd., Class H	3,000	18,324
Guangdong Investment Ltd.	8,000	7,399
Guangzhou Automobile Group Co. Ltd., Class H	4,000	5,314
Haitong Securities Co. Ltd., Class H	2,000	3,462
Hengan International Group Co. Ltd.	1,800	22,684
Huaneng Power International, Inc., Class H	4,000	3,823
Industrial and Commercial Bank of China Ltd., Class H	87,000	62,506
Intime Retail Group Co. Ltd.	2,000	2,286
Jiangsu Expressway Co. Ltd., Class H	10,000	13,260
Kunlun Energy Co. Ltd.	8,000	14,798
Lenovo Group Ltd.	18,000	21,338
Longfor Properties Co. Ltd.	3,800	5,637
New China Life Insurance Co. Ltd., Class H*	900	3,216
People’s Insurance Co. (Group) of China Ltd., Class H	18,000	9,427
PetroChina Co. Ltd., Class H	16,000	18,925
PICC Property & Casualty Co., Ltd., Class H	4,000	6,635
Ping An Insurance Group Co. of China Ltd., Class H	1,600	14,922
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,900	3,958
Shanghai Electric Group Co. Ltd., Class H	8,000	2,889
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,300	3,045
Shenzhou International Group Holdings Ltd.	5,000	18,897
Sihuan Pharmaceutical Holdings Group Ltd.	17,000	13,333
Sino Biopharmaceutical Ltd.	15,400	12,137
Sinopharm Group Co. Ltd., Class H	1,400	4,163
Soho China Ltd.	14,800	13,363
Sun Art Retail Group Ltd.	5,600	8,321
Tencent Holdings Ltd.	1,600	92,542
Tingyi Cayman Islands Holding Corp.	2,000	5,934
Tsingtao Brewery Co. Ltd., Class H	2,000	16,794
Uni-President China Holdings Ltd.	2,000	2,028
Want Want China Holdings Ltd.	14,000	20,731
Weichai Power Co. Ltd., Class H	1,000	4,424
Wumart Stores, Inc., Class H	3,000	4,644
Yangzijiang Shipbuilding Holdings Ltd.	8,000	7,428
Zhejiang Expressway Co. Ltd., Class H	12,000	11,176
Zhongsheng Group Holdings Ltd.	1,600	2,155
Zhuzhou CSR Times Electric Co. Ltd., Class H	1,000	3,851
Zijin Mining Group Co. Ltd., Class H	12,000	2,786
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	4,300	4,360
ZTE Corp., Class H*	2,400	5,356

		1,002,373

Hong Kong — 10.3%
AIA Group Ltd.	18,700	94,796
ASM Pacific Technology Ltd.	1,000	8,275
Bank of East Asia Ltd. (The)	500	2,222
BOC Hong Kong (Holdings) Ltd.	2,900	9,801
Cheung Kong (Holdings) Ltd.	2,000	31,628
China Everbright International Ltd.	15,000	16,717

	Number of Shares	Value

Hong Kong (Continued)
China Merchants Holdings International Co. Ltd.	4,000	$14,860
China Overseas Grand Oceans Group Ltd.	1,000	1,060
China Resources Gas Group Ltd.	2,000	6,140
China Resources Land Ltd.	2,000	5,508
China Taiping Insurance Holdings Co. Ltd.*	1,200	2,309
China Unicom (Hong Kong) Ltd.	2,000	3,183
CLP Holdings Ltd.	1,300	10,657
Far East Horizon Ltd.	3,000	2,295
First Pacific Co. Ltd.	2,000	2,296
Galaxy Entertainment Group Ltd.*	3,000	23,489
GCL-Poly Energy Holdings Ltd.*	6,000	1,966
Haier Electronics Group Co. Ltd.	2,000	4,711
Hanergy Solar Group Ltd.*	7,900	1,243
Hang Lung Properties Ltd.	3,000	10,081
Hang Seng Bank Ltd.	200	3,263
Henderson Land Development Co. Ltd.	2,000	11,699
Hong Kong and China Gas Co. Ltd.	6,000	14,148
Hong Kong Exchanges & Clearing Ltd.	1,500	26,333
Hutchison Whampoa Ltd.	3,000	38,155
Hysan Development Co. Ltd.	1,000	4,644
Kerry Logistics Network Ltd.*	500	522
Kerry Properties Ltd.	1,000	3,960
Li & Fung Ltd.	6,000	8,173
Link REIT (The)	800	3,921
MGM China Holdings Ltd.	1,600	5,696
New World Development Co. Ltd.	6,000	8,142
Noble Group Ltd.	7,000	6,164
Power Assets Holdings Ltd.	1,000	8,126
Sands China Ltd.	3,600	27,235
Shangri-La Asia Ltd.	2,000	3,828
Sino Land Co. Ltd.	4,000	5,479
SJM Holdings Ltd.	7,000	22,438
Sun Hung Kai Properties Ltd.	2,000	25,682
Swire Pacific Ltd., Class A	600	7,256
Wharf Holdings Ltd. (The)	3,000	24,940
Wheelock & Co. Ltd.	2,000	9,739
Wynn Macau Ltd.	2,000	7,675
Yingde Gases Group Co. Ltd.	6,400	6,852

		537,307

India — 4.2%
Dr. Reddy’s Laboratories Ltd., ADR	500	20,375
HDFC Bank Ltd., ADR	900	29,862
ICICI Bank Ltd., ADR	700	25,102
Infosys Ltd., ADR	400	21,608
Larsen & Toubro Ltd., GDR	1,500	24,720
Reliance Industries Ltd. GDR, 144A	1,500	41,010
Tata Motors Ltd., ADR	800	25,976
Wipro Ltd., ADR	2,600	30,342

		218,995

Indonesia — 3.1%
PT Adaro Energy Tbk	32,500	3,070
PT Astra Agro Lestari Tbk	1,500	2,790
PT Astra International Tbk	27,200	14,211
PT Bank Central Asia Tbk	25,200	20,328
PT Bank Danamon Indonesia Tbk	3,100	985

See Notes to Financial Statements.	37

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Indonesia (Continued)
PT Bank Mandiri Persero Tbk	9,700	$6,203
PT Bank Negara Indonesia Persero Tbk	2,900	994
PT Bank Rakyat Indonesia Persero Tbk	15,500	9,652
PT Bumi Serpong Damai Tbk	5,200	587
PT Charoen Pokphand Indonesia Tbk	8,000	2,274
PT Global Mediacom Tbk	14,000	2,282
PT Gudang Garam Tbk	600	1,856
PT Indo Tambangraya Megah Tbk	400	960
PT Indocement Tunggal Prakarsa Tbk	2,700	4,255
PT Indofood CBP Sukses Makmur Tbk	7,400	6,185
PT Indofood Sukses Makmur Tbk	3,500	1,946
PT Jasa Marga Persero Tbk	19,600	8,356
PT Kalbe Farma Tbk	59,400	6,058
PT Lippo Karawaci Tbk*	58,100	4,420
PT Matahari Department Store Tbk*	2,500	2,414
PT Media Nusantara Citra Tbk	15,400	3,444
PT Perusahaan Gas Negara Persero Tbk	18,500	7,501
PT Semen Indonesia Persero Tbk	7,000	7,490
PT Tambang Batubara Bukit Asam Persero Tbk	3,400	3,410
PT Telekomunikasi Indonesia Persero Tbk	77,800	14,146
PT Tower Bersama Infrastructure Tbk	5,800	2,909
PT Unilever Indonesia Tbk	6,200	13,786
PT United Tractors Tbk	1,900	2,899
PT XL Axiata Tbk	12,700	5,308

		160,719

Ireland — 0.0% (a)
James Hardie Industries PLC†	215	2,454

Malaysia — 6.1%
AirAsia Bhd	6,700	4,968
Alliance Financial Group Bhd	4,700	7,204
AMMB Holdings Bhd	2,400	5,510
Astro Malaysia Holdings Bhd	19,300	17,486
Berjaya Sports Toto Bhd	12,700	15,407
British American Tobacco Malaysia Bhd	600	11,710
Bumi Armada Bhd	1,700	2,094
CIMB Group Holdings Bhd	1,000	2,352
DiGi.Com Bhd	7,600	11,484
Felda Global Ventures Holdings Bhd	8,900	12,316
Gamuda Bhd	400	591
Genting Malaysia Bhd	11,000	14,471
Hong Leong Bank Bhd	3,400	14,895
Hong Leong Financial Group Bhd	2,900	14,235
IHH Healthcare Bhd*	5,100	6,409
Kuala Lumpur Kepong Bhd	800	6,106
Lafarge Malaysia Bhd	1,200	3,660
Malayan Banking Bhd	6,500	19,723
Malaysia Airports Holdings Bhd	2,900	7,792
Maxis Bhd	6,000	13,087
MISC Bhd*	1,700	2,896
MMC Corp. Bhd	6,200	5,425
Parkson Holdings Bhd	1,800	1,932
Petronas Dagangan Bhd	2,000	19,361
Petronas Gas Bhd	1,900	14,066
Public Bank Bhd	4,500	25,606
SapuraKencana Petroleum Bhd*	3,400	4,526
Sime Darby Bhd	9,700	29,043

	Number of Shares	Value

Malaysia (Continued)
Telekom Malaysia Bhd	4,200	$6,698
UMW Holdings Bhd	4,300	16,597
YTL Power International Bhd	1,700	1,023

		318,673

New Zealand — 1.0%
Auckland International Airport Ltd.	4,706	13,477
Contact Energy Ltd.	3,980	15,541
Fletcher Building Ltd.	1,831	13,600
Ryman Healthcare Ltd.	300	1,892
Telecom Corp. of New Zealand Ltd.	2,547	4,766

		49,276

Philippines — 1.4%
Aboitiz Equity Ventures, Inc.	8,580	10,584
Aboitiz Power Corp.	1,400	1,063
Ayala Corp.	260	3,475
Ayala Land, Inc.	5,300	3,438
Bank of the Philippine Islands	2,870	6,032
Globe Telecom, Inc.	200	7,565
International Container Terminal Services, Inc.	2,330	5,424
Jollibee Foods Corp.	3,030	12,258
Philippine Long Distance Telephone Co.	100	6,191
SM Investments Corp.	60	1,035
SM Prime Holdings, Inc.	24,200	9,067
Universal Robina Corp.	2,160	5,946

		72,078

Singapore — 4.9%
Ascendas Real Estate Investment Trust REIT	3,000	5,307
CapitaCommercial Trust REIT	3,000	3,550
CapitaLand Ltd.	5,000	12,073
CapitaMall Trust REIT	4,000	6,201
CapitaMalls Asia Ltd.	3,000	4,877
City Developments Ltd.	1,000	7,953
DBS Group Holdings Ltd.	2,000	27,382
Genting Singapore PLC	10,000	11,715
Global Logistic Properties Ltd.	6,000	14,105
Golden Agri-Resources Ltd.	12,000	5,499
Hutchison Port Holdings Trust, Class U	7,000	4,760
Keppel Corp. Ltd.	2,000	18,026
Keppel Land Ltd.	1,000	2,805
Olam International Ltd.	2,000	2,454
Oversea-Chinese Banking Corp. Ltd.	3,000	24,959
Sembcorp Industries Ltd.	1,000	4,303
Sembcorp Marine Ltd.	1,000	3,538
Singapore Exchange Ltd.	1,000	5,762
Singapore Press Holdings Ltd.	1,000	3,395
Singapore Technologies Engineering Ltd.	3,000	9,659
Singapore Telecommunications Ltd.	10,000	29,645
United Overseas Bank Ltd.	2,000	33,342
UOL Group Ltd.	1,000	4,949
Wilmar International Ltd.	3,000	8,415

		254,674

South Korea — 13.6%
KB Financial Group, Inc., ADR	2,600	96,928
Korea Electric Power Corp., ADR*	1,000	15,220

See Notes to Financial Statements.	38

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

South Korea (Continued)
KT Corp., ADR	1,700	$26,639
LG Display Co. Ltd., ADR*	2,700	31,293
POSCO, ADR	2,900	224,721
Samsung Electronics Co. Ltd. GDR	200	141,600
Shinhan Financial Group Co. Ltd., ADR	1,700	71,808
SK Telecom Co. Ltd., ADR	1,200	28,656
Woori Finance Holdings Co. Ltd., ADR	1,900	67,887

		704,752

Taiwan — 8.4%
Advanced Semiconductor Engineering, Inc., ADR	15,800	79,632
AU Optronics Corp., ADR*	5,000	15,500
Chunghwa Telecom Co. Ltd., ADR	600	18,672
Hon Hai Precision Industry Co. Ltd., GDR	20,300	106,169
Siliconware Precision Industries Co., ADR	6,700	39,262
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,100	143,613
United Microelectronics Corp., ADR	15,800	31,758

		434,606

Thailand — 2.0%
Bangkok Bank PCL, NVDR	1,700	9,953
Bank of Ayudhya PCL, NVDR	12,500	14,987
Indorama Ventures PCL, NVDR	3,700	2,696
IRPC PCL, NVDR	29,900	3,296
Kasikornbank PCL, NVDR	2,400	12,632
Krung Thai Bank PCL, NVDR	14,800	8,573
PTT Exploration & Production PCL, NVDR	2,800	13,952
PTT PCL, NVDR	1,700	15,619
Siam Commercial Bank PCL, NVDR	2,400	11,735
Thai Oil PCL, NVDR	4,200	8,240

		101,683

TOTAL COMMON STOCKS (Cost $5,012,743)		5,178,247

	Number of Shares	Value

RIGHTS — 0.0% (a)
Hong Kong — 0.0% (a)
New World Development Co. Ltd.*, expires 12/31/31 (Cost $0)	75	$0

TOTAL INVESTMENTS — 99.7% (Cost $5,012,743)		$5,178,247
Other assets less liabilities — 0.3%		15,186

NET ASSETS — 100.0%		$5,193,433

SECTOR BREAKDOWN AS OF NOVEMBER 30, 2013

(Unaudited)

	Value	% of Net Assets
Financial	$1,875,778	36.1%
Technology	522,259	10.1
Basic Materials	465,382	9.0
Consumer, Cyclical	432,780	8.3
Consumer, Non-cyclical	428,764	8.3
Communications	419,868	8.1
Industrial	385,687	7.4
Energy	296,212	5.7
Utilities	193,590	3.7
Diversified	157,927	3.0

TOTAL INVESTMENTS	5,178,247	99.7
Other Assets and Liabilities	15,186	0.3

NET ASSETS	$5,193,433	100.0%

As of November 30, 2013, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/4/2013	AUD	5,290	USD	5,000	$186
Barclays Bank PLC	12/4/2013	AUD	738,000	USD	697,558	25,971
JP Morgan & Chase Co.	12/4/2013	AUD	738,000	USD	697,462	25,875
Barclays Bank PLC	12/4/2013	HKD	5,659,000	USD	729,930	(30)
Barclays Bank PLC	12/4/2013	HKD	232,584	USD	30,000	(1)
JP Morgan & Chase Co.	12/4/2013	HKD	5,659,000	USD	729,949	(11)
Barclays Bank PLC	12/4/2013	IDR	1,113,300,000	USD	100,433	7,436
JP Morgan & Chase Co.	12/4/2013	IDR	1,113,300,000	USD	100,460	7,463
The Bank of New York Mellon	12/4/2013	IDR	122,351,000	USD	10,351	131
Barclays Bank PLC	12/4/2013	INR	993,000	USD	15,911	37
JP Morgan & Chase Co.	12/4/2013	INR	2,442,219	USD	39,000	(43)
JP Morgan & Chase Co.	12/4/2013	INR	13,064,139	USD	211,097	2,243
Barclays Bank PLC	12/4/2013	KRW	333,951,000	USD	312,893	(2,574)
JP Morgan & Chase Co.	12/4/2013	KRW	333,951,000	USD	312,937	(2,530)
JP Morgan & Chase Co.	12/4/2013	KRW	66,047,980	USD	62,000	(392)
Barclays Bank PLC	12/4/2013	MYR	633,000	USD	199,163	2,813

See Notes to Financial Statements.	39

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	12/4/2013	MYR	633,000	USD	199,151	$2,800
Barclays Bank PLC	12/4/2013	NZD	48,000	USD	39,619	580
JP Morgan & Chase Co.	12/4/2013	NZD	48,000	USD	39,650	611
The Bank of New York Mellon	12/4/2013	NZD	12,800	USD	10,449	39
Barclays Bank PLC	12/4/2013	PHP	1,995,000	USD	46,175	590
JP Morgan & Chase Co.	12/4/2013	PHP	1,995,000	USD	46,192	608
Barclays Bank PLC	12/4/2013	SGD	173,000	USD	139,359	1,493
JP Morgan & Chase Co.	12/4/2013	SGD	173,000	USD	139,477	1,612
Barclays Bank PLC	12/4/2013	THB	1,534,000	USD	49,151	1,387
JP Morgan & Chase Co.	12/4/2013	THB	282,420	USD	9,000	206
JP Morgan & Chase Co.	12/4/2013	THB	1,534,000	USD	49,074	1,310
Barclays Bank PLC	12/4/2013	TWD	5,482,000	USD	186,399	1,129
JP Morgan & Chase Co.	12/4/2013	TWD	1,852,200	USD	63,000	403
JP Morgan & Chase Co.	12/4/2013	TWD	5,482,000	USD	186,539	1,269
Barclays Bank PLC	12/4/2013	USD	679,214	AUD	743,290	(2,814)
Barclays Bank PLC	12/4/2013	USD	759,947	HKD	5,891,584	14
Barclays Bank PLC	12/4/2013	USD	94,427	IDR	1,113,300,000	(1,430)
Barclays Bank PLC	12/4/2013	USD	15,952	INR	993,000	(77)
Barclays Bank PLC	12/4/2013	USD	315,757	KRW	333,951,000	(290)
Barclays Bank PLC	12/4/2013	USD	196,303	MYR	633,000	47
Barclays Bank PLC	12/4/2013	USD	39,185	NZD	48,000	(145)
Barclays Bank PLC	12/4/2013	USD	45,664	PHP	1,995,000	(79)
Barclays Bank PLC	12/4/2013	USD	138,004	SGD	173,000	(138)
Barclays Bank PLC	12/4/2013	USD	47,770	THB	1,534,000	(6)
Barclays Bank PLC	12/4/2013	USD	185,234	TWD	5,482,000	36
JP Morgan & Chase Co.	12/4/2013	USD	5,601	AUD	5,900	(232)
JP Morgan & Chase Co.	12/4/2013	USD	16,000	AUD	16,888	(632)
JP Morgan & Chase Co.	12/4/2013	USD	653,557	AUD	715,212	(2,707)
JP Morgan & Chase Co.	12/4/2013	USD	678,994	HKD	5,263,978	11
JP Morgan & Chase Co.	12/4/2013	USD	20,000	HKD	155,022	(4)
JP Morgan & Chase Co.	12/4/2013	USD	30,962	HKD	240,000	(4)
JP Morgan & Chase Co.	12/4/2013	USD	76,844	IDR	919,245,000	(57)
JP Morgan & Chase Co.	12/4/2013	USD	17,000	IDR	194,055,000	(790)
JP Morgan & Chase Co.	12/4/2013	USD	232,616	INR	14,513,358	(594)
JP Morgan & Chase Co.	12/4/2013	USD	15,988	INR	993,000	(113)
JP Morgan & Chase Co.	12/4/2013	USD	377,964	KRW	399,998,980	(104)
JP Morgan & Chase Co.	12/4/2013	USD	124,169	MYR	400,196	(32)
JP Morgan & Chase Co.	12/4/2013	USD	73,000	MYR	232,804	(786)
JP Morgan & Chase Co.	12/4/2013	USD	19,000	NZD	22,926	(354)
JP Morgan & Chase Co.	12/4/2013	USD	20,469	NZD	25,074	(76)
JP Morgan & Chase Co.	12/4/2013	USD	29,765	PHP	1,302,968	7
JP Morgan & Chase Co.	12/4/2013	USD	16,000	PHP	692,032	(187)
JP Morgan & Chase Co.	12/4/2013	USD	14,000	SGD	17,401	(133)
JP Morgan & Chase Co.	12/4/2013	USD	124,123	SGD	155,599	(125)
JP Morgan & Chase Co.	12/4/2013	USD	56,630	THB	1,816,420	(72)
JP Morgan & Chase Co.	12/4/2013	USD	247,827	TWD	7,334,200	39
The Bank of New York Mellon	12/4/2013	USD	10,552	IDR	122,351,000	(332)
The Bank of New York Mellon	12/4/2013	USD	10,408	NZD	12,800	2
Barclays Bank PLC	1/6/2014	AUD	728,000	USD	663,827	2,790
JP Morgan & Chase Co.	1/6/2014	AUD	728,000	USD	663,828	2,790
Barclays Bank PLC	1/6/2014	HKD	5,871,000	USD	757,337	(25)
JP Morgan & Chase Co.	1/6/2014	HKD	5,871,000	USD	757,332	(30)
Barclays Bank PLC	1/6/2014	IDR	961,148,000	USD	80,431	636
JP Morgan & Chase Co.	1/6/2014	IDR	961,148,000	USD	79,221	(574)
Barclays Bank PLC	1/6/2014	INR	6,721,000	USD	106,818	248
JP Morgan & Chase Co.	1/6/2014	INR	6,721,000	USD	106,803	232
Barclays Bank PLC	1/6/2014	KRW	375,787,000	USD	354,523	330

See Notes to Financial Statements.	40

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
JP Morgan & Chase Co.	1/6/2014	KRW	375,787,000	USD	354,282	$89
Barclays Bank PLC	1/6/2014	MYR	513,000	USD	158,612	(178)
JP Morgan & Chase Co.	1/6/2014	MYR	513,000	USD	158,932	142
Barclays Bank PLC	1/6/2014	NZD	30,000	USD	24,435	92
JP Morgan & Chase Co.	1/6/2014	NZD	30,000	USD	24,434	91
Barclays Bank PLC	1/6/2014	PHP	1,563,000	USD	35,851	83
JP Morgan & Chase Co.	1/6/2014	PHP	1,563,000	USD	35,738	(30)
Barclays Bank PLC	1/6/2014	SGD	166,000	USD	132,417	127
JP Morgan & Chase Co.	1/6/2014	SGD	166,000	USD	132,418	128
Barclays Bank PLC	1/6/2014	THB	1,624,000	USD	50,260	(227)
JP Morgan & Chase Co.	1/6/2014	THB	1,624,000	USD	50,323	(164)
Barclays Bank PLC	1/6/2014	TWD	6,394,000	USD	216,233	(144)
JP Morgan & Chase Co.	1/6/2014	TWD	6,394,000	USD	216,218	(159)
The Bank of New York Mellon	1/6/2014	USD	20,973	AUD	23,000	(88)
The Bank of New York Mellon	1/6/2014	USD	21,285	HKD	165,000	—
The Bank of New York Mellon	1/6/2014	USD	3,258	NZD	4,000	(12)

Total net unrealized appreciation						$74,601

Currency Abbreviations

AUD – Australian Dollar

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

PHP – Philippine Peso

SGD – Singapore Dollar

THB – Thai Baht

TWD – New Taiwan Dollar

USD – U.S. Dollar

144A – Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013 the aggregate market value of this security amounted to $41,010 or 0.8% of net assets.

* Non-income producing security.

(a) Less than 0.1%.

† Security is listed in country of domicile. Significant business activities of company are in Australia, New Zealand and the United States.

ADR – American Depositary Receipt.

GDR – Global Depositary Receipt.

NVDR – Non Voting Depositary Receipt.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	41

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Europe Hedged Equity Fund

November 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.8%
Austria — 0.5%
Andritz AG	67	$4,248
Erste Group Bank AG	235	8,274
IMMOFINANZ AG*	876	4,195
OMV AG	134	6,564
Raiffeisen Bank International AG	144	5,305
Telekom Austria AG	201	1,709
Vienna Insurance Group AG Wiener Versicherung Gruppe.	28	1,469
Voestalpine AG	103	5,123

		36,887

Belgium — 1.7%
Ageas	211	8,902
Anheuser-Busch InBev NV	733	74,849
Belgacom SA	139	4,131
Colruyt SA	69	3,891
Delhaize Group SA	92	5,362
Groupe Bruxelles Lambert SA	74	6,542
KBC Groep NV	210	11,985
Solvay SA	55	8,378
Telenet Group Holding NV	48	2,642
UCB SA	99	6,645
Umicore SA	104	4,650

		137,977

Denmark — 1.8%
A.P. Moeller-Maersk A/S, Class A	1	9,545
A.P. Moeller-Maersk A/S, Class B	1	10,146
Carlsberg A/S, Class B	98	10,738
Coloplast A/S, Class B	102	6,696
Danske Bank A/S*	597	13,572
DSV A/S	164	5,019
Novo Nordisk A/S, Class B	363	65,032
Novozymes A/S, Class B	206	7,967
TDC A/S	667	5,984
Tryg A/S	21	1,898
William Demant Holding A/S*	24	2,243

		138,840

Finland — 1.4%
Elisa OYJ	129	3,246
Fortum OYJ	404	9,244
Kone OYJ, Class B	141	12,961
Metso OYJ	116	4,694
Neste Oil OYJ	116	2,216
Nokia OYJ*	3,414	27,647
Nokian Renkaat OYJ	103	5,096
Orion OYJ, Class B	91	2,398
Pohjola Bank PLC, Class A	127	2,399
Sampo OYJ, Class A	381	17,768
Stora ENSO OYJ, Class R	501	4,949
UPM-Kymmene OYJ	481	7,994
Wartsila OYJ Abp	162	7,927

		108,539

	Number of Shares	Value

France — 14.1%
Accor SA	145	$6,362
Aeroports de Paris	27	2,972
Air Liquide SA	284	39,593
Alcatel-Lucent*	2,500	10,582
Alstom SA	198	7,271
Arkema SA	57	6,516
AtoS	50	4,233
AXA SA	1,635	42,844
BNP Paribas SA	906	68,018
Bouygues SA	175	6,601
Bureau Veritas SA	201	5,970
Cap Gemini SA	132	8,609
Carrefour SA	549	21,604
Casino Guichard-Perrachon SA	51	5,704
CGG*	145	3,001
Christian Dior SA	50	9,753
Cie de Saint-Gobain	363	19,306
Cie Generale des Etablissements Michelin	165	17,926
CNP Assurances	157	3,001
Credit Agricole SA*	912	11,438
Danone SA	522	37,933
Dassault Systemes SA	57	6,542
Edenred	186	6,711
Electricite de France SA	219	8,154
Essilor International SA	186	19,514
Eurazeo SA	27	1,988
Eutelsat Communications SA	129	3,797
Fonciere des Regions REIT	25	2,127
GDF Suez	1,209	28,043
Gecina SA REIT	20	2,627
Groupe Eurotunnel SA	501	4,923
ICADE REIT	32	2,935
Iliad SA	21	4,971
Imerys SA	31	2,506
JCDecaux SA	61	2,401
Kering	68	15,084
Klepierre REIT	91	4,225
Lafarge SA	170	12,072
Lagardere SCA	102	3,457
Legrand SA	241	13,304
L’Oreal SA	219	36,647
LVMH Moet Hennessy Louis Vuitton SA	231	43,551
Natixis	846	4,672
Orange	1,689	22,067
Pernod Ricard SA	193	21,880
Publicis Groupe SA	163	14,409
Remy Cointreau SA	24	2,046
Renault SA	175	15,525
Rexel SA	194	4,918
Safran SA	229	15,077
Sanofi	1,072	113,385
Schneider Electric SA	481	40,724
SCOR SE	140	4,899
Societe BIC SA	26	3,187
Societe Generale SA	639	36,759
Sodexo	86	8,640
Suez Environnement Co.	255	4,383

See Notes to Financial Statements.	42

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Europe Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

France (Continued)
Technip SA	92	$9,210
Thales SA	84	5,128
Total SA	1,927	116,769
Unibail-Rodamco SE REIT	87	22,751
Valeo SA	69	7,337
Vallourec SA	97	5,511
Veolia Environnement	309	5,005
Vinci SA	422	27,137
Vivendi SA	1,087	27,612
Wendel	30	4,158
Zodiac Aerospace	31	5,259

		1,113,264

Germany — 13.0%
Adidas AG	192	23,354
Allianz SE	416	72,270
Axel Springer AG	37	2,225
BASF SE	837	89,393
Bayer AG	753	100,477
Bayerische Motoren Werke AG	302	34,704
Beiersdorf AG	92	9,342
Brenntag AG	48	8,525
Celesio AG	6	192
Commerzbank AG*	883	13,126
Continental AG	102	21,303
Daimler AG	877	72,693
Deutsche Bank AG (a)	930	44,848
Deutsche Boerse AG	176	13,612
Deutsche Lufthansa AG*	210	4,561
Deutsche Post AG	828	29,286
Deutsche Telekom AG	2,559	40,631
Deutsche Wohnen AG	286	5,750
E.ON SE	1,641	31,574
Fraport AG Frankfurt Airport Services Worldwide	33	2,429
Fresenius Medical Care AG & Co. KGaA	195	13,630
Fresenius SE & Co. KGaA	114	16,141
GEA Group AG	168	7,831
Hannover Rueck SE	55	4,580
HeidelbergCement AG	128	10,013
Henkel AG & Co. KGaA	117	11,594
Hochtief AG	27	2,385
Hugo Boss AG	30	4,028
Infineon Technologies AG	985	9,998
K+S AG	157	4,393
Kabel Deutschland Holding AG	20	2,609
LANXESS AG	75	4,963
Linde AG	169	34,515
MAN SE	32	3,890
Merck KGaA	60	10,411
Metro AG	117	5,865
Muenchener Rueckversicherungs-Gesellschaft AG	163	35,659
OSRAM Licht AG*	75	4,442
ProSiebenSat.1 Media AG	99	4,454
RWE AG	446	17,126
SAP AG	840	69,568

	Number of Shares	Value

Germany (Continued)
Siemens AG	722	$95,359
Sky Deutschland AG*	300	3,078
Suedzucker AG	74	1,866
Telefonica Deutschland Holding AG	254	2,071
ThyssenKrupp AG*	351	9,188
United Internet AG	97	3,897
Volkswagen AG	26	6,771

		1,020,620

Ireland — 1.1%
Bank of Ireland*	19,229	7,473
CRH PLC	666	16,887
Elan Corp. PLC*	444	8,033
Experian PLC	920	16,966
Kerry Group PLC, Class A	135	8,658
Ryanair Holdings PLC*	500	4,172
Shire PLC	505	22,905

		85,094

Italy — 3.1%
Assicurazioni Generali SpA	1,064	24,405
Atlantia SpA	302	6,742
Banca Monte dei Paschi di Siena SpA*	7,157	1,817
Enel Green Power SpA	1,596	3,925
Enel SpA	6,001	27,300
Eni SpA	2,318	55,781
EXOR SpA	90	3,526
Fiat SpA*	798	6,332
Finmeccanica SpA*	368	2,680
Intesa Sanpaolo SpA	10,600	25,638
Luxottica Group SpA	152	8,051
Mediobanca SpA*	470	4,020
Pirelli & C. SpA	217	3,344
Prysmian SpA	186	4,858
Saipem SpA	241	5,410
Snam SpA	1,850	9,955
Telecom Italia SpA	9,174	8,951
Telecom Italia SpA-RSP	5,495	4,222
Terna Rete Elettrica Nazionale SpA	1,375	6,640
UniCredit SpA	3,957	28,712
Unione di Banche Italiane SCPA	781	5,289

		247,598

Luxembourg — 0.2%
Millicom International Cellular SA	61	5,473
RTL Group SA*	35	4,211
SES SA	277	8,207

		17,891

Netherlands — 7.4%
Aegon NV	1,622	14,412
Akzo Nobel NV	218	16,419
ASML Holding NV	326	30,516
Corio NV REIT	61	2,646
Delta Lloyd NV	171	4,157
European Aeronautic Defence and Space Co. NV	530	37,636
Fugro NV	63	3,832
Gemalto NV	73	8,245

See Notes to Financial Statements.	43

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Europe Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Netherlands (Continued)
Heineken Holding NV	92	$5,793
Heineken NV	211	14,344
ING Groep NV*	3,493	45,365
Koninklijke Ahold NV	919	16,733
Koninklijke Boskalis Westminster NV	69	3,441
Koninklijke DSM NV	140	10,990
Koninklijke KPN NV*	2,919	9,496
Koninklijke Philips NV	872	31,216
Koninklijke Vopak NV	63	3,771
OCI NV*	84	3,390
QIAGEN NV*	216	5,041
Randstad Holding NV	114	7,104
Reed Elsevier NV	631	13,478
Royal Dutch Shell PLC, Class A	3,412	114,342
Royal Dutch Shell PLC, Class B	2,334	81,902
Tenaris SA	429	9,653
TNT Express NV	324	2,971
Unilever NV	1,484	58,478
Wolters Kluwer NV	276	7,782
Ziggo NV	138	5,914

		569,067

Norway — 1.3%
Aker Solutions ASA	150	2,664
ArcelorMittal	912	15,713
DNB ASA	890	15,746
Gjensidige Forsikring ASA	182	3,277
Norsk Hydro ASA	848	3,624
Orkla ASA	697	5,424
Seadrill Ltd	343	14,611
Statoil ASA	1,017	22,973
Telenor ASA	639	15,363
Yara International ASA	169	7,373

		106,768

Portugal — 0.3%
Banco Espirito Santo SA*	1,647	2,305
EDP-Energias de Portugal SA	1,830	6,925
Galp Energia SGPS SA	315	5,220
Jeronimo Martins SGPS SA	229	4,730
Portugal Telecom SGPS SA	572	2,570

		21,750

Spain — 4.9%
Abertis Infraestructuras SA	350	7,443
ACS Actividades de Construccion y Servicios SA	135	4,362
Amadeus IT Holding SA, Class A	348	13,035
Banco Bilbao Vizcaya Argentaria SA	5,045	60,284
Banco de Sabadell SA	3,098	7,986
Banco Popular Espanol SA*	1,171	6,805
Banco Santander SA	10,153	90,267
Bankia SA*	3,674	4,847
CaixaBank SA	1,080	5,465
Distribuidora Internacional de Alimentacion SA	558	5,117
Enagas SA	175	4,605
Ferrovial SA	368	6,966
Gas Natural SDG SA	319	7,941
Grifols SA	135	6,174

	Number of Shares	Value

Spain (Continued)
Iberdrola SA	4,332	$27,595
Inditex SA	199	31,732
Mapfre SA	702	2,788
Red Electrica Corp. SA	98	6,283
Repsol SA	780	20,487
Telefonica SA	3,734	61,443
Zardoya Otis SA	146	2,506

		384,131

Sweden — 4.7%
Alfa Laval AB	288	6,828
Assa Abloy AB, Class B	306	15,483
Atlas Copco AB, Class A	613	17,074
Atlas Copco AB, Class B	356	8,988
Boliden AB	249	3,642
Electrolux AB	219	5,328
Elekta AB, Class B	336	5,035
Getinge AB, Class B	182	5,688
Hennes & Mauritz AB, Class B	865	36,661
Hexagon AB, Class B	216	6,639
Husqvarna AB, Class B	368	2,209
Industrivarden AB, Class C	111	2,000
Investment AB Kinnevik, Class B	204	8,021
Investor AB, Class B	415	13,559
Lundin Petroleum AB*	204	4,242
Nordea Bank AB	2,583	33,373
Sandvik AB	972	13,581
Scania AB, Class B	291	5,772
Securitas AB, Class B	285	2,935
Skandinaviska Enskilda Banken AB, Class A	1,386	16,820
Skanska AB, Class B	345	6,575
SKF AB, Class B	357	9,737
Svenska Cellulosa AB SCA, Class B	531	15,503
Svenska Handelsbanken AB, Class A	456	21,189
Swedbank AB, Class A	825	21,067
Swedish Match AB	183	5,686
Tele2 AB, Class B	290	3,535
Telefonaktiebolaget LM Ericsson, Class B	2,774	34,552
TeliaSonera AB	2,172	17,732
Volvo AB, Class B	1,380	18,176

		367,630

Switzerland — 14.3%
ABB Ltd.*	2,005	51,297
Actelion Ltd.*	98	8,163
Adecco SA*	121	9,318
Aryzta AG*	80	5,962
Baloise Holding AG	43	5,076
Barry Callebaut AG*	2	2,282
Cie Financiere Richemont SA	476	48,367
Coca-Cola HBC AG*	176	4,945
Credit Suisse Group AG*	1,365	40,631
EMS-Chemie Holding AG	7	2,471
Geberit AG	36	10,577
Givaudan SA*	8	11,289
Glencore Xstrata PLC*	9,673	49,043
Holcim Ltd.*	210	15,233
Julius Baer Group Ltd.*	205	9,608

See Notes to Financial Statements.	44

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Europe Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Switzerland (Continued)
Kuehne + Nagel International AG	49	$6,347
Lindt & Spruengli AG	2	8,631
Lonza Group AG*	49	4,565
Nestle SA	2,919	213,192
Novartis AG	2,075	164,027
Pargesa Holding SA	25	1,935
Partners Group Holding AG	15	3,735
Roche Holding AG	635	177,034
Schindler Holding AG	20	2,782
Schindler Holding AG Participation Certificates	44	6,068
SGS SA	3	6,762
Sika AG	2	6,569
Sonova Holding AG*	45	6,270
STMicroelectronics NV*	582	4,579
Sulzer AG	21	3,267
Swatch Group AG (The) - Bearer	27	17,694
Swatch Group AG (The) - Registered	39	4,359
Swiss Life Holding AG*	30	6,209
Swiss Prime Site AG*	49	3,752
Swiss Re AG*	321	28,562
Swisscom AG	21	10,732
Syngenta AG	85	33,385
Transocean Ltd.*	327	16,473
UBS AG*	3,324	63,370
Wolseley PLC	249	13,433
Zurich Insurance Group AG*	135	37,668

		1,125,662

United Kingdom — 29.0%
3i Group PLC	885	5,358
Aberdeen Asset Management PLC	873	7,033
Admiral Group PLC	175	3,559
Aggreko PLC	246	6,461
AMEC PLC	271	5,019
Anglo American PLC	1,269	28,012
Antofagasta PLC	360	4,677
ARM Holdings PLC	1,274	21,222
Associated British Foods PLC	325	12,194
AstraZeneca PLC	1,141	65,598
Aviva PLC	2,685	18,861
Babcock International Group PLC	331	7,095
BAE Systems PLC	2,952	20,645
Barclays PLC	13,927	61,918
BG Group PLC	3,103	63,392
BHP Billiton PLC	1,926	58,587
BP PLC	17,129	135,097
British American Tobacco PLC	1,748	93,273
British Land Co. PLC REIT	859	8,588
British Sky Broadcasting Group PLC	944	12,651
BT Group PLC	7,184	43,812
Bunzl PLC	303	6,881
Burberry Group PLC	403	10,070
Capita PLC	600	9,789
Carnival PLC	168	6,139
Centrica PLC	4,718	26,117
CNH Industrial NV*	865	9,891
Cobham PLC	984	4,256

	Number of Shares	Value

United Kingdom (Continued)
Compass Group PLC	1,659	$25,001
Croda International PLC	123	4,677
Diageo PLC	2,288	72,856
Direct Line Insurance Group PLC	752	2,894
easyJet PLC	145	3,379
Fresnillo PLC	168	2,290
G4S PLC	1,413	6,039
GKN PLC	1,491	9,249
GlaxoSmithKline PLC	4,430	117,323
Hammerson PLC REIT	650	5,430
Hargreaves Lansdown PLC	194	3,847
HSBC Holdings PLC	16,828	187,766
ICAP PLC	500	3,388
IMI PLC	290	6,965
Imperial Tobacco Group PLC	888	33,769
Inmarsat PLC	409	4,645
InterContinental Hotels Group PLC	242	7,536
International Consolidated Airlines Group SA*	846	5,076
Intertek Group PLC	147	7,305
Intu Properties PLC REIT	609	3,202
Invensys PLC	595	4,873
Investec PLC	524	3,702
ITV PLC	3,405	10,586
J Sainsbury PLC	1,125	7,500
Johnson Matthey PLC	187	9,700
Kingfisher PLC	2,162	13,298
Land Securities Group PLC REIT	714	11,134
Legal & General Group PLC	5,393	18,877
Lloyds Banking Group PLC*	42,144	53,376
London Stock Exchange Group PLC	162	4,313
Marks & Spencer Group PLC	1,472	11,730
Meggitt PLC	720	5,880
Melrose Industries PLC	1,154	5,516
National Grid PLC	3,343	42,394
Next PLC	146	13,128
Old Mutual PLC	4,461	14,533
Pearson PLC	745	16,457
Persimmon PLC*	277	5,258
Petrofac Ltd	236	4,889
Prudential PLC	2,334	49,917
Randgold Resources Ltd.	80	5,689
Reckitt Benckiser Group PLC	590	47,393
Reed Elsevier PLC	1,082	15,651
Resolution Ltd	1,292	7,232
Rexam PLC	722	5,902
Rio Tinto PLC	1,159	61,854
Rolls-Royce Holdings PLC*	1,713	34,617
Royal Bank of Scotland Group PLC*	1,952	10,451
RSA Insurance Group PLC	3,332	5,801
SABMiller PLC	877	45,247
Sage Group PLC (The)	1,011	5,764
Schroders PLC	92	3,712
Segro PLC REIT	678	3,711
Serco Group PLC	456	3,399
Severn Trent PLC	218	6,300
Smith & Nephew PLC	824	10,996
Smiths Group PLC	360	8,094

See Notes to Financial Statements.	45

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Europe Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

United Kingdom (Continued)
SSE PLC	879	$19,087
Standard Chartered PLC	2,208	52,334
Standard Life PLC	2,150	12,363
Subsea 7 SA	241	4,693
Tate & Lyle PLC	426	5,472
Tesco PLC	7,367	41,944
Travis Perkins PLC	223	6,554
TUI Travel PLC	408	2,452
Tullow Oil PLC	828	11,781
Unilever PLC	1,170	47,269
United Utilities Group PLC	621	6,691
Vodafone Group PLC	43,930	163,031
Weir Group PLC (The)	194	6,800
Whitbread PLC	163	9,514
William Hill PLC	789	4,978
WM Morrison Supermarkets PLC	2,012	8,741
WPP PLC	1,201	26,550

		2,287,960

TOTAL COMMON STOCKS (Cost $7,538,795)		7,769,678

PREFERRED STOCKS — 1.0%
Germany — 1.0%
Bayerische Motoren Werke AG	49	4,249
Fuchs Petrolub SE	32	3,025
Henkel AG & Co. KGaA	163	18,483
Porsche Automobil Holding SE	140	14,248
Volkswagen AG	132	35,030

		75,035

United Kingdom — 0.0% (b)
Rolls-Royce Holdings PLC, Class C*	98,298	161

TOTAL PREFERRED STOCKS (Cost $67,756)		75,196

	Number of Shares	Value

RIGHTS — 0.0% (b)
Spain — 0.0% (b)
CaixaBank SA*, expires 1/10/14 (Cost $73)	1,080	$79

TOTAL INVESTMENTS — 99.8% (Cost $7,606,624)		$7,844,953
Other assets less liabilities — 0.2%		16,429

NET ASSETS — 100.0%		$7,861,382

SECTOR BREAKDOWN AS OF NOVEMBER 30, 2013

(Unaudited)

	Value	% of Net Assets
Consumer, Non-cyclical	$2,136,071	27.2%
Financial	1,719,080	21.9
Industrial	810,733	10.3
Energy	714,854	9.1
Communications	700,664	8.9
Consumer, Cyclical	670,307	8.5
Basic Materials	589,040	7.5
Utilities	301,362	3.8
Technology	182,311	2.3
Diversified	20,531	0.3

TOTAL INVESTMENTS	7,844,953	99.8
Other Assets and Liabilities	16,429	0.2

NET ASSETS	$7,861,382	100.0%

As of November 30, 2013, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/4/2013	CHF	478,000	USD	527,856	$473
Barclays Bank PLC	12/4/2013	CHF	9,961	USD	11,000	10
JP Morgan & Chase Co.	12/4/2013	CHF	478,000	USD	527,967	584
Barclays Bank PLC	12/4/2013	DKK	325,000	USD	59,273	68
JP Morgan & Chase Co.	12/4/2013	DKK	325,000	USD	59,250	45
JP Morgan & Chase Co.	12/4/2013	DKK	103,500	USD	18,755	(99)
Barclays Bank PLC	12/4/2013	EUR	1,294,000	USD	1,760,339	2,047
Barclays Bank PLC	12/4/2013	EUR	3,675	USD	5,000	6
JP Morgan & Chase Co.	12/4/2013	EUR	1,294,000	USD	1,759,284	991
JP Morgan & Chase Co.	12/4/2013	EUR	16,400	USD	22,166	(119)
The Bank of New York Mellon	12/4/2013	EUR	10,100	USD	13,497	(227)
Barclays Bank PLC	12/4/2013	GBP	6,852	USD	11,000	(211)
Barclays Bank PLC	12/4/2013	GBP	808,000	USD	1,297,163	(24,937)
JP Morgan & Chase Co.	12/4/2013	GBP	808,000	USD	1,297,834	(24,267)
The Bank of New York Mellon	12/4/2013	GBP	5,100	USD	8,354	9
Barclays Bank PLC	12/4/2013	NOK	296,000	USD	49,733	1,428
JP Morgan & Chase Co.	12/4/2013	NOK	296,000	USD	49,711	1,406

See Notes to Financial Statements.	46

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Europe Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/4/2013	SEK	1,211,000	USD	187,163	$2,558
JP Morgan & Chase Co.	12/4/2013	SEK	1,211,000	USD	187,000	2,394
Barclays Bank PLC	12/4/2013	USD	539,994	CHF	487,961	(1,621)
JP Morgan & Chase Co.	12/4/2013	USD	497,836	CHF	449,865	(1,495)
JP Morgan & Chase Co.	12/4/2013	USD	10,884	CHF	9,900	39
JP Morgan & Chase Co.	12/4/2013	USD	20,000	CHF	18,235	118
Barclays Bank PLC	12/4/2013	USD	59,325	DKK	325,000	(120)
JP Morgan & Chase Co.	12/4/2013	USD	78,218	DKK	428,500	(158)
Barclays Bank PLC	12/4/2013	USD	1,766,855	EUR	1,297,675	(3,569)
JP Morgan & Chase Co.	12/4/2013	USD	1,755,897	EUR	1,289,627	(3,546)
JP Morgan & Chase Co.	12/4/2013	USD	28,000	EUR	20,773	227
The Bank of New York Mellon	12/4/2013	USD	12,338	EUR	9,061	(25)
The Bank of New York Mellon	12/4/2013	USD	1,400	EUR	1,039	11
Barclays Bank PLC	12/4/2013	USD	1,334,760	GBP	814,852	(1,448)
JP Morgan & Chase Co.	12/4/2013	USD	1,303,118	GBP	795,535	(1,414)
JP Morgan & Chase Co.	12/4/2013	USD	20,000	GBP	12,465	397
The Bank of New York Mellon	12/4/2013	USD	8,168	GBP	5,100	177
Barclays Bank PLC	12/4/2013	USD	48,396	NOK	296,000	(92)
JP Morgan & Chase Co.	12/4/2013	USD	48,396	NOK	296,000	(92)
Barclays Bank PLC	12/4/2013	USD	185,279	SEK	1,211,000	(674)
JP Morgan & Chase Co.	12/4/2013	USD	185,279	SEK	1,211,000	(673)
Barclays Bank PLC	1/6/2014	CHF	477,000	USD	528,034	1,581
JP Morgan & Chase Co.	1/6/2014	CHF	477,000	USD	528,035	1,582
The Bank of New York Mellon	1/6/2014	CHF	11,200	USD	12,398	37
Barclays Bank PLC	1/6/2014	DKK	379,000	USD	69,210	140
JP Morgan & Chase Co.	1/6/2014	DKK	379,000	USD	69,207	137
Barclays Bank PLC	1/6/2014	EUR	1,329,000	USD	1,809,484	3,632
JP Morgan & Chase Co.	1/6/2014	EUR	1,329,000	USD	1,809,487	3,635
The Bank of New York Mellon	1/6/2014	EUR	8,100	USD	11,029	22
Barclays Bank PLC	1/6/2014	GBP	786,000	USD	1,287,192	1,413
JP Morgan & Chase Co.	1/6/2014	GBP	786,000	USD	1,287,190	1,411
The Bank of New York Mellon	1/6/2014	GBP	10,300	USD	16,868	19
Barclays Bank PLC	1/6/2014	NOK	294,000	USD	48,009	92
JP Morgan & Chase Co.	1/6/2014	NOK	294,000	USD	48,008	91
Barclays Bank PLC	1/7/2014	SEK	1,230,000	USD	188,047	684
JP Morgan & Chase Co.	1/7/2014	SEK	1,230,000	USD	188,045	682

Total net unrealized depreciation						$(36,641)

Currency Abbreviations

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Pound Sterling

NOK – Norwegian Krone

SEK – Swedish Krona

USD – U.S. Dollar

* Non-income producing security.

(a) Affiliated issuer. This security is owned in proportion with its representation in the index.

(b) Less than 0.1%.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	47

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI United Kingdom Hedged Equity Fund

November 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.5%
Basic Materials — 8.6%
Anglo American PLC	2,545	$56,178
Antofagasta PLC	720	9,354
BHP Billiton PLC	3,830	116,505
Croda International PLC	248	9,431
Fresnillo PLC (Mexico)	336	4,580
Glencore Xstrata PLC (Switzerland)*	19,379	98,253
Johnson Matthey PLC	374	19,400
Randgold Resources Ltd.	160	11,378
Rio Tinto PLC	2,214	118,158

		443,237

Communications — 11.4%
British Sky Broadcasting Group PLC	1,893	25,369
BT Group PLC	14,393	87,776
Inmarsat PLC	819	9,301
ITV PLC	6,822	21,210
Pearson PLC	1,493	32,981
Reed Elsevier PLC	2,169	31,375
Vodafone Group PLC	87,869	326,096
WPP PLC	2,406	53,187

		587,295

Consumer, Cyclical — 5.5%
Burberry Group PLC	808	20,189
Carnival PLC	335	12,241
Compass Group PLC	3,324	50,093
easyJet PLC	290	6,757
GKN PLC	2,989	18,542
InterContinental Hotels Group PLC	487	15,165
Kingfisher PLC	4,334	26,658
Marks & Spencer Group PLC	2,950	23,508
Next PLC	292	26,255
Persimmon PLC*	555	10,535
Travis Perkins PLC	448	13,166
TUI Travel PLC	817	4,910
Whitbread PLC	327	19,086
William Hill PLC	1,581	9,976
Wolseley PLC (Switzerland)	501	27,029

		284,110

Consumer, Non-cyclical — 27.1%
Aggreko PLC	491	12,895
Associated British Foods PLC	651	24,426
AstraZeneca PLC	2,271	130,564
Babcock International Group PLC	661	14,168
British American Tobacco PLC	3,447	183,932
Bunzl PLC	607	13,786
Capita PLC	1,201	19,593
Coca-Cola HBC AG (Switzerland)*	353	9,918
Diageo PLC	4,410	140,426
Experian PLC (Ireland)	1,844	34,006
G4S PLC	2,834	12,113
GlaxoSmithKline PLC	8,884	235,281
Imperial Tobacco Group PLC	1,779	67,652
Intertek Group PLC	295	14,660
J Sainsbury PLC	2,255	15,033
Reckitt Benckiser Group PLC	1,181	94,866

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
SABMiller PLC	1,756	$90,597
Serco Group PLC	912	6,798
Shire PLC (Ireland)	1,012	45,903
Smith & Nephew PLC	1,653	22,058
Tate & Lyle PLC	852	10,944
Tesco PLC	14,756	84,013
Unilever PLC	2,344	94,699
WM Morrison Supermarkets PLC	4,032	17,517

		1,395,848

Energy — 16.1%
AMEC PLC	543	10,058
BG Group PLC	6,174	126,131
BP PLC	34,185	269,619
Petrofac Ltd.	474	9,819
Royal Dutch Shell PLC, Class A (Netherlands)	6,848	229,488
Royal Dutch Shell PLC, Class B (Netherlands)	4,556	159,873
Tullow Oil PLC	1,659	23,604

		828,592

Financial — 21.9%
3i Group PLC	1,774	10,740
Aberdeen Asset Management PLC	1,752	14,114
Admiral Group PLC	350	7,119
Aviva PLC	5,382	37,807
Barclays PLC	27,714	123,213
British Land Co. PLC REIT	1,722	17,216
Direct Line Insurance Group PLC	1,507	5,800
Hammerson PLC REIT	1,302	10,876
Hargreaves Lansdown PLC	390	7,735
HSBC Holdings PLC	33,759	376,683
ICAP PLC	1,003	6,796
Intu Properties PLC REIT	1,223	6,430
Investec PLC	1,050	7,417
Land Securities Group PLC REIT	1,431	22,315
Legal & General Group PLC	10,802	37,808
Lloyds Banking Group PLC*	87,742	111,126
London Stock Exchange Group PLC	322	8,573
Old Mutual PLC	8,940	29,126
Prudential PLC	4,674	99,961
Resolution Ltd.	2,590	14,498
Royal Bank of Scotland Group PLC*	3,912	20,945
RSA Insurance Group PLC	6,676	11,623
Schroders PLC	186	7,505
Segro PLC REIT	1,356	7,422
Standard Chartered PLC	4,421	104,787
Standard Life PLC	4,307	24,765

		1,132,400

Industrial — 4.0%
BAE Systems PLC	5,914	41,360
Cobham PLC	1,970	8,520
IMI PLC	581	13,957
Invensys PLC	1,192	9,762
Meggitt PLC	1,441	11,768
Melrose Industries PLC	2,313	11,055
Rexam PLC	1,446	11,821
Rolls-Royce Holdings PLC*	3,434	69,396

See Notes to Financial Statements.	48

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers MSCI United Kingdom Hedged Equity Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
Smiths Group PLC	719	$16,165
Weir Group PLC (The)	389	13,634

		207,438

Technology — 1.0%
ARM Holdings PLC	2,553	42,527
Sage Group PLC (The)	2,027	11,556

		54,083

Utilities — 3.9%
Centrica PLC	9,453	52,328
National Grid PLC	6,698	84,941
Severn Trent PLC	436	12,599
SSE PLC	1,761	38,238
United Utilities Group PLC	1,245	13,415

		201,521

TOTAL COMMON STOCKS (Cost $4,967,941)		5,134,524

PREFERRED STOCKS — 0.0% (a)
Industrial — 0.0% (a)
Rolls-Royce Holdings PLC, Class C* (Cost $477)	295,324	483

TOTAL INVESTMENTS — 99.5% (Cost $4,968,418)		$5,135,007
Other assets less liabilities — 0.5%		24,019

NET ASSETS — 100.0%		$5,159,026

SECTOR BREAKDOWN AS OF NOVEMBER 30, 2013

(Unaudited)

	Value	% of Net Assets
Consumer, Non-cyclical	$1,395,848	27.1%
Financial	1,132,400	21.9
Energy	828,592	16.1
Communications	587,295	11.4
Basic Materials	443,237	8.6
Consumer, Cyclical	284,110	5.5
Industrial	207,921	4.0
Utilities	201,521	3.9
Technology	54,083	1.0

TOTAL INVESTMENTS	5,135,007	99.5
Other Assets and Liabilities	24,019	0.5

NET ASSETS	$5,159,026	100.0%

As of November 30, 2013, the Fund had following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/4/2013	GBP	1,631,000	USD	2,618,407	$(50,338)
JP Morgan & Chase Co.	12/4/2013	GBP	1,631,000	USD	2,619,761	(48,984)
Barclays Bank PLC	12/4/2013	USD	2,618,407	GBP	1,598,500	(2,840)
JP Morgan & Chase Co.	12/4/2013	USD	7,184	GBP	4,500	179
JP Morgan & Chase Co.	12/4/2013	USD	2,612,577	GBP	1,594,941	(2,834)
Barclays Bank PLC	1/6/2014	GBP	1,575,000	USD	2,579,297	2,832
JP Morgan & Chase Co.	1/6/2014	GBP	1,575,000	USD	2,579,292	2,827

Total net unrealized depreciation						$(99,158)

Currency Abbreviations

GBP – British Pounds

USD – U.S. Dollar

* Non-income producing security.

(a) Less than 0.1%.

REIT – Real Estate Investment Trust.

See Notes to Financial Statements.	49

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Harvest CSI 300 China A-Shares Fund

November 30, 2013 (Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.1%
Basic Materials — 7.1%
Aluminum Corp. of China Ltd., Class A*	580,560	$380,167
Baoshan Iron & Steel Co. Ltd., Class A	999,069	705,048
China Hainan Rubber Industry Group Co. Ltd., Class A	243,000	350,550
China Molybdenum Co. Ltd., Class A	40,515	45,547
China Nonferrous Metal Industry’s Foreign Engineering And Construction Co. Ltd., Class A .	121,557	243,585
Chongyi Zhangyuan Tungsten Co. Ltd., Class A	13,000	41,689
Gansu Yasheng Industrial Group Co., Class A	283,500	436,891
Hebei Iron & Steel Co. Ltd., Class A*	864,000	279,341
Hengyi Petrochemical Co. Ltd., Class A	67,500	89,177
Hubei Yihua Chemical Industry Co. Ltd., Class A	189,000	207,822
Inner Mongolia Baotou Steel Rare-Earth Hi-Tech Co. Ltd., Class A	297,119	1,292,691
Jiangxi Copper Co. Ltd., Class A	175,536	438,754
Jinduicheng Molybdenum Co. Ltd., Class A	202,500	255,900
Jinlin Ji En Nickel Industry Co. Ltd., Class A*	78,057	107,736
Kingfa Sci & Tech Co. Ltd., Class A	324,057	302,082
Liaoning Huajin Tongda Chemicals Co. Ltd., Class A*	121,500	109,671
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	877,500	334,110
Qinghai Salt Lake Industry Co. Ltd., Class A	135,086	384,871
Rising Nonferrous Metals Share Co. Ltd., Class A*	27,091	197,718
Shandong Gold Mining Co. Ltd., Class A	148,500	481,092
Shandong Nanshan Aluminum Co. Ltd., Class A	238,200	205,237
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	297,089	324,237
Tongling Nonferrous Metals Group Co. Ltd., Class A	148,543	261,094
Wanhua Chemical Group Co. Ltd., Class A	216,108	703,666
Wasu Media Holding Co. Ltd., Class A*	13,500	54,791
Western Mining Co. Ltd., Class A	391,500	373,304
Wuhan Iron & Steel Co. Ltd., Class A	823,500	320,307
Xiamen Tungsten Co. Ltd., Class A	67,582	299,800
Xinjiang Zhongtai Chemical Co. Ltd., Class A	202,500	183,783
Yunnan Aluminium Co. Ltd., Class A	189,000	118,800
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	175,563	303,112
Yunnan Copper Industry Co. Ltd., Class A*	148,549	218,440
Yunnan Tin Co. Ltd., Class A	94,500	183,162
Yunnan Yuntianhua Co. Ltd., Class A*	108,003	158,640
Zhejiang Juhua Co. Ltd., Class A	148,593	162,172
Zhejiang Longsheng Group Co. Ltd., Class A	216,095	481,259
Zhongjin Gold Co. Ltd., Class A	297,033	445,559
Zijin Mining Group Co. Ltd., Class A	1,606,500	645,954

		12,127,759

	Number of Shares	Value

Communications — 2.4%
China South Publishing & Media Group Co. Ltd., Class A	108,048	$202,860
China Spacesat Co. Ltd., Class A	121,546	413,917
China United Network Communications Ltd., Class A	1,727,501	975,284
CITIC Guoan Information Industry Co. Ltd., Class A	189,085	209,467
Dr Peng Telcom & Media Group Co. Ltd., Class A	283,581	729,756
Fiberhome Telecommunication Technologies Co. Ltd., Class A	94,572	263,545
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	162,060	300,811
ZTE Corp., Class A*	405,012	1,083,453

		4,179,093

Consumer, Cyclical — 13.0%
Air China Ltd., Class A	351,073	241,416
Beijing Wangfujing Department Store Group Co. Ltd., Class A	54,024	157,288
Beiqi Foton Motor Co. Ltd., Class A	283,500	239,615
BesTV New Media Co. Ltd., Class A*	108,091	749,853
Byd Co. Ltd., Class A*	94,524	587,323
China Avic Electronics Co. Ltd., Class A	67,568	276,118
China Eastern Airlines Corp. Ltd., Class A*	513,000	250,051
China International Travel Service Corp. Ltd., Class A	54,087	310,060
China Southern Airlines Co. Ltd., Class A	715,500	344,058
Chongqing Changan Automobile Co. Ltd., Class A	378,079	736,526
Dashang Group Co. Ltd., Class A	54,063	258,195
FAW CAR Co. Ltd., Class A*	162,000	329,413
Fuyao Glass Industry Group Co. Ltd., Class A	283,580	399,782
Great Wall Motor Co. Ltd., Class A	81,039	598,230
Gree Electric Appliances, Inc., Class A	486,060	2,488,852
Guangzhou Automobile Group Co. Ltd., Class A	175,521	258,966
Hainan Airlines Co. Ltd., Class A	486,000	164,308
Haining China Leather Market Co. Ltd., Class A	94,588	307,211
Hisense Electric Co. Ltd., Class A	162,000	311,600
Huayu Automotive Systems Co. Ltd., Class A	216,000	367,610
Hubei Energy Group Co. Ltd., Class A	40,500	38,219
Liaoning Cheng Da Co. Ltd., Class A*	283,591	915,020
Midea Group Co. Ltd., Class A*	135,079	1,062,108
Pang Da Automobile Trade Co. Ltd., Class A*	162,001	159,789
Qingdao Haier Co. Ltd., Class A	324,061	915,829
SAIC Motor Corp. Ltd., Class A	675,000	1,703,785
Shanghai Friendship Group, Inc. Co., Class A	162,000	284,481
Shanghai Jahwa United Co. Ltd., Class A	94,577	635,770
Shanghai Metersbonwe Fashion & Accessories Co. Ltd., Class A	40,500	90,861

See Notes to Financial Statements.	50

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Harvest CSI 300 China A-Shares Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Consumer, Cyclical (Continued)
Shanghai Oriental Pearl Group Co. Ltd., Class A	324,000	$547,693
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	197,774	504,075
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A	229,551	327,758
Shenzhen Overseas Chinese Town Co. Ltd., Class A	742,500	664,121
Sichuan Changhong Electric Co. Ltd., Class A	756,000	419,366
Suning Commerce Group Co. Ltd., Class A	904,500	1,625,463
TCL Corp., Class A	1,727,500	669,090
Weichai Power Co. Ltd., Class A	189,056	637,923
Weifu High-Technology Group Co. Ltd., Class A	121,520	550,442
Xiamen C & D, Inc., Class A	270,000	321,703
Youngor Group Co. Ltd., Class A	270,009	349,188
Zhengzhou Yutong Bus Co. Ltd., Class A	175,501	494,543

		22,293,702

Consumer, Non-cyclical — 12.5%
Anhui Gujing Distillery Co. Ltd., Class A	27,000	94,738
Beijing Dabeinong Technology Group Co. Ltd., Class A	162,087	403,808
Beijing SL Pharmaceutical Co. Ltd., Class A	54,030	425,717
Beijing Tongrentang Co. Ltd., Class A	135,040	437,486
Beijing Yanjing Brewery Co. Ltd., Class A.	283,572	342,528
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	67,532	236,515
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	81,000	324,627
Chongqing Brewery Co., Class A	54,010	167,972
Fujian Sunner Development Co. Ltd., Class A*	94,530	169,103
Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	175,529	396,677
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A*	108,039	507,818
Harbin Pharmaceutical Group Co. Ltd., Class A*	189,000	192,933
Heilongjiang Agriculture Co. Ltd., Class A*	148,599	333,136
Henan Shuanghui Investment & Development Co. Ltd., Class A	135,066	999,717
Huadong Medicine Co. Ltd., Class A*	40,527	268,575
Hualan Biological Engineering, Inc., Class A	54,000	235,029
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	297,044	1,985,103
Jiangsu Hengrui Medicine Co. Ltd., Class A	135,078	751,074
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	67,560	473,559
Jilin Aodong Medicine Industry Groups Co. Ltd., Class A	148,573	435,975
Kangmei Pharmaceutical Co. Ltd., Class A	310,597	988,904
Kweichow Moutai Co. Ltd., Class A	81,073	1,881,928
Luzhou Laojiao Co. Ltd., Class A	148,686	506,097
MeiHua Holdings Group Co., Class A	121,500	118,046
New Hope Liuhe Co. Ltd., Class A	135,000	287,140

	Number of Shares	Value

Consumer, Non-cyclical (Continued)
Shandong Dong-E E-Jiao, Class A	108,179	$729,514
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	229,595	655,264
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	54,050	170,935
Shenzhen Agricultural Products Co. Ltd., Class A	202,513	282,505
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	40,526	230,258
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	27,000	144,722
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	54,045	382,995
Sichuan Swellfun Co. Ltd., Class A	67,556	118,632
Tasly Pharmaceutical Group Co. Ltd., Class A	121,614	845,861
Tsingtao Brewery Co. Ltd., Class A	67,517	502,732
Wuliangye Yibin Co. Ltd., Class A	391,577	1,076,432
Yantai Changyu Pioneer Wine Co. Ltd., Class A	27,088	128,656
Yonghui Superstores Co. Ltd., Class A	135,035	315,581
Yunnan Baiyao Group Co. Ltd., Class A	67,540	1,152,788
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	13,628	235,245
Zhangzidao Group Co. Ltd., Class A	54,000	140,911
Zhejiang Beingmate Technology Industry & Trade Co. Ltd., Class A	81,000	432,571
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	108,061	298,297
Zhejiang Medicine Co. Ltd., Class A	94,597	169,844
Zhejiang NHU Co. Ltd., Class A	67,526	224,414
Zhejiang Yasha Decoration Co. Ltd., Class A	67,597	293,876

		21,496,238

Diversified — 0.7%
China Baoan Group Co. Ltd., Class A	256,500	412,121
Jilin Yatai Group Co. Ltd., Class A	391,500	274,998
Orient Group, Inc., Class A*	174,088	185,425
Zhejiang China Commodities City Group Co. Ltd., Class A	283,009	298,652

		1,171,196

Energy — 5.5%
Anhui Hengyuan Coal-Electricity Group Co. Ltd., Class A	108,098	137,846
Beijing Haohua Energy Resource Co. Ltd., Class A	94,500	128,415
China Coal Energy Co. Ltd., Class A	378,000	333,756
China Oilfield Services Ltd., Class A	121,506	461,042
China Petroleum & Chemical Corp., Class A	1,120,515	879,023
China Shenhua Energy Co. Ltd., Class A	675,069	1,873,469
Datong Coal Industry Co. Ltd., Class A	135,000	138,696
Guizhou Panjiang Refined Coal Co. Ltd., Class A	108,070	153,595
Henan Dayou Energy Co. Ltd., Class A	94,592	130,558
Henan Shenhuo Coal & Power Co. Ltd., Class A	189,000	160,984

See Notes to Financial Statements.	51

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Harvest CSI 300 China A-Shares Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Energy (Continued)
Huolinhe Opencut Coal Industry Co. Ltd. of Inner Mongolia, Class A	81,029	$120,615
Inner Mongolia Pingzhuang Energy Co. Ltd., Class A	81,000	70,721
Jizhong Energy Resources Co. Ltd., Class A	135,000	191,427
Kailuan Energy Chemical Co. Ltd., Class A	121,500	122,234
Offshore Oil Engineering Co. Ltd., Class A	364,500	499,504
PetroChina Co. Ltd., Class A	714,706	927,809
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	243,096	221,424
SDIC Xinji Energy Co. Ltd., Class A	216,059	169,849
Shanghai Datun Energy Resources Co. Ltd., Class A	54,025	92,122
Shanxi Coal International Energy Group Co. Ltd., Class A	202,500	201,064
Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	135,000	280,050
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	189,061	372,338
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	324,000	419,011
Wintime Energy Co. Ltd., Class A	216,020	225,124
Yang Quan Coal Industry Group Co. Ltd., Class A	243,009	341,789
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	54,072	680,647
Yanzhou Coal Mining Co. Ltd., Class A	121,530	204,837

		9,537,949

Financial — 38.7%
Agricultural Bank of China Ltd., Class A	5,062,052	2,176,619
Bank of Beijing Co. Ltd., Class A	1,075,299	1,388,860
Bank of China Ltd., Class A	1,309,500	603,902
Bank of Communications Co. Ltd., Class A	3,194,732	2,170,648
Bank of Nanjing Co. Ltd., Class A	418,515	574,898
Bank of Ningbo Co. Ltd., Class A	297,149	448,172
Beijing Capital Development Co. Ltd., Class A	229,555	197,035
Beijing Urban Construction Investment & Development Co. Ltd., Class A	94,556	161,080
Changjiang Securities Co. Ltd., Class A	337,500	555,004
China CITIC Bank Corp. Ltd., Class A	562,200	371,835
China Construction Bank Corp., Class A	1,952,700	1,403,667
China Everbright Bank Co. Ltd., Class A	3,289,200	1,538,472
China Fortune Land Development Co. Ltd., Class A	108,009	372,249
China Life Insurance Co. Ltd., Class A	310,545	801,183
China Merchants Bank Co. Ltd., Class A	3,356,704	6,010,248
China Merchants Property Development Co. Ltd., Class A	135,077	486,155
China Merchants Securities Co. Ltd., Class A	472,557	848,450
China Minsheng Banking Corp. Ltd., Class A	4,589,643	6,470,334
China Pacific Insurance Group Co. Ltd., Class A	634,561	2,038,068
China Vanke Co. Ltd., Class A	1,970,582	2,833,042
CITIC Securities Co. Ltd., Class A	1,404,095	2,972,629

	Number of Shares	Value

Financial (Continued)
Everbright Securities Co. Ltd., Class A	283,505	$424,802
Financial Street Holdings Co. Ltd., Class A	494,700	426,242
Gemdale Corp., Class A	904,628	910,092
GF Securities Co. Ltd., Class A	607,570	1,260,370
Guanghui Energy Co. Ltd., Class A	643,289	1,194,053
Guoyuan Securities Co. Ltd., Class A	202,500	322,368
Haitong Securities Co. Ltd., Class A	1,647,000	3,178,743
Huatai Securities Co. Ltd., Class A	567,037	858,019
Huaxia Bank Co. Ltd., Class A	904,500	1,220,211
Industrial & Commercial Bank of China Ltd., Class A	3,348,003	2,087,969
Industrial Bank Co. Ltd., Class A	2,322,040	4,077,632
Industrial Securities Co. Ltd., Class A	320,706	514,755
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	67,553	85,478
Jinke Properties Group Co. Ltd., Class A	54,003	80,918
Luxin Venture Capital Group Co. Ltd., Class A	40,507	129,501
New China Life Insurance Co. Ltd., Class A*	121,611	480,999
Northeast Securities Co. Ltd., Class A	54,086	141,757
Oceanwide Real Estate Group Co. Ltd., Class A	283,528	226,145
Pacific Securities Co. Ltd., Class A	202,552	193,803
Ping An Bank Co. Ltd., Class A	837,078	1,868,355
Ping An Insurance Group Co. of China Ltd., Class A	675,082	4,604,545
Poly Real Estate Group Co. Ltd., Class A	872,750	1,274,777
RiseSun Real Estate Development Co. Ltd., Class A	148,500	271,985
Sealand Securities Co. Ltd., Class A	161,480	304,769
Shanghai Chengtou Holding Co. Ltd., Class A	309,784	481,463
Shanghai Pudong Development Bank, Class A	2,276,700	3,732,724
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	162,030	214,331
Shanxi Securities Co. Ltd., Class A	189,800	209,947
Sinolink Securities Co. Ltd., Class A	81,067	224,713
SooChow Securities Co. Ltd., Class A	243,002	321,440
Southwest Securities Co. Ltd., Class A	241,500	390,002
Suning Universal Co. Ltd., Class A	162,000	139,050
Western Securities Co. Ltd., Class A	54,104	116,498
Xinhu Zhongbao Co. Ltd., Class A	513,000	275,309

		66,666,315

Industrial — 14.3%
Advanced Technology & Materials Co. Ltd., Class A	108,000	137,189
Anhui Conch Cement Co. Ltd., Class A	405,087	1,187,366
AVIC Aircraft Co. Ltd., Class A	270,000	475,908
Baoding Tianwei Baobian Electric Co. Ltd., Class A*	135,000	125,624
BBMG Corp., Class A	256,500	310,248
Beijing Kangde Xin Composite Material Co. Ltd., Class A	108,078	452,483
Beijing Orient Landscape Co. Ltd., Class A	54,000	301,142
Beijing Zhongke Sanhuan High-Tech Co. Ltd., Class A	175,563	409,144

See Notes to Financial Statements.	52

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Harvest CSI 300 China A-Shares Fund (Continued)

November 30, 2013 (Unaudited)

	Number of Shares	Value

Industrial (Continued)
China CAMC Engineering Co. Ltd., Class A	40,579	$129,865
China CNR Corp. Ltd., Class A	837,007	776,126
China Communications Construction Co. Ltd., Class A	472,500	331,119
China CSSC Holdings Ltd., Class A	108,113	389,819
China First Heavy Industries Co. Ltd., Class A	528,700	195,230
China Gezhouba Group Co. Ltd., Class A	431,553	291,800
China International Marine Containers Group Co. Ltd., Class A	175,562	414,616
China National Chemical Engineering Co. Ltd., Class A	405,080	551,790
China Railway Construction Corp. Ltd., Class A	621,000	548,313
China Railway Erju Co. Ltd., Class A	148,500	136,480
China Railway Group Ltd., Class A	1,039,500	508,388
China Railway Tielong Container Logistics Co. Ltd., Class A	189,081	179,983
China Shipbuilding Industry Co. Ltd., Class A	1,228,500	1,254,065
China Shipping Container Lines Co. Ltd., Class A*	486,000	208,974
China State Construction Engineering Corp. Ltd., Class A	3,050,500	1,642,099
CSG Holding Co. Ltd., Class A	270,000	405,895
CSR Corp. Ltd., Class A	958,501	858,894
Daqin Railway Co. Ltd., Class A	1,211,759	1,573,066
Dongfang Electric Corp. Ltd., Class A	135,061	262,887
Fangda Carbon New Material Co. Ltd., Class A	175,500	224,948
GoerTek, Inc., Class A	121,552	770,422
Guangshen Railway Co. Ltd., Class A	580,500	279,142
Guangxi Liugong Machinery Co. Ltd., Class A	162,000	179,994
Hangzhou Hikvision Digital Technology Co.Ltd., Class A	162,007	657,259
Jiangxi Hongdu Aviation Industry Corp. Ltd., Class A	91,018	337,142
Metallurgical Corp. of China Ltd., Class A*	985,500	300,832
NARI Technology Development Co. Ltd., Class A	310,581	724,818
Ningbo Port Co. Ltd., Class A	783,000	345,676
Palm Landscape Architecture Co. Ltd., Class A	40,518	140,974
Sany Heavy Industry Co. Ltd., Class A	621,023	730,771
Shanghai Construction Co. Ltd., Class A	175,586	185,291
Shanghai International Airport Co. Ltd., Class A	202,510	501,189
Shenzhen Laibao Hi-Tech Co. Ltd., Class A	81,000	174,810
SINOHYDRO Group Ltd., Class A	783,000	417,638
Sinoma International Engineering Co., Class A	94,500	129,966
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	121,554	460,027
Taiyuan Heavy Industry Co., Class A*	351,000	210,259
Tangshan Jidong Cement Co. Ltd., Class A	108,000	168,030
TBEA Co. Ltd., Class A	540,000	1,049,301

	Number of Shares	Value

Industrial (Continued)
Tian Di Science & Technology Co. Ltd., Class A	94,540	$114,040
XCMG Construction Machinery Co. Ltd., Class A	256,500	335,927
XI’ An Aero-Engine PLC, Class A	108,027	382,949
XI’an Shaangu Power Co. Ltd., Class A	94,500	112,441
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	310,548	422,001
Xinxing Ductile Iron Pipes, Class A	179,200	180,576
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	162,002	170,159
Zoomlion Heavy Industry Science And Technology Co. Ltd., Class A	891,000	837,890

		24,602,985

Technology — 1.9%
Aisino Co. Ltd., Class A	108,001	377,716
BOE Technology Group Co. Ltd., Class A*	1,485,000	523,985
Neusoft Corp., Class A	175,580	410,913
Sanan Optoelectronics Co. Ltd., Class A	148,553	597,801
Tsinghua Tongfang Co. Ltd., Class A	310,500	486,144
Yonyou Software Co. Ltd., Class A	94,500	203,634
Zhejiang Dahua Technology Co. Ltd., Class A	94,543	650,902

		3,251,095

Utilities — 3.0%
China Yangtze Power Co. Ltd., Class A	1,009,632	1,088,636
Chongqing Water Group Co. Ltd., Class A	197,700	198,570
Datang International Power Generation Co. Ltd., Class A	607,527	433,720
GD Power Development Co. Ltd., Class A	1,754,500	719,860
Guangdong Electric Power Development Co. Ltd., Class A	148,590	120,956
Huadian Power International Corp. Ltd., Class A	364,576	190,270
Huaneng Power International, Inc., Class A	850,569	767,762
Inner Mongolia Mengdian Huaneng Thermal Power Co. Ltd., Class A	391,500	236,447
SDIC Power Holdings Co. Ltd., Class A	688,529	470,078
Shenergy Co. Ltd., Class A	459,022	357,081
Shenzhen Energy Group Co. Ltd., Class A	162,000	149,419
Shenzhen Gas Corp. Ltd., Class A	81,079	112,706
Sichuan Chuantou Energy Co. Ltd., Class A	202,575	387,982

		5,233,487

TOTAL COMMON STOCKS (Cost $167,291,249)		170,559,819

See Notes to Financial Statements.	53

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Harvest CSI 300 China A-Shares Fund (Continued)

November 30, 2013 (Unaudited)

	Principal Amount	Value
CONVERTIBLE BONDS — 0.3%
Financial — 0.3%
Ping An Insurance Group Co. of China Ltd. Step-up Coupon, 0.80% to 11/22/14, 1.00% to 11/22/15, 1.20% to 11/26/16, 1.80% to 11/22/17, 2.20% to 11/22/18 and 2.60% to 11/22/19 (Cost $548,280)	3,341,000 RMB	$548,316

TOTAL INVESTMENTS — 99.4% (Cost $167,839,529)		$171,108,135
Other assets less liabilities — 0.6%		947,049

NET ASSETS — 100.0%		$172,055,184

RMB – Renminbi

* Non-income producing security.

SECTOR BREAKDOWN AS OF NOVEMBER 30, 2013

(Unaudited)

	Value	% of Net Assets
Financial	$67,214,631	39.0%
Industrial	24,602,985	14.3
Consumer, Cyclical	22,293,702	13.0
Consumer, Non-cyclical	21,496,238	12.5
Basic Materials	12,127,759	7.1
Energy	9,537,949	5.5
Utilities	5,233,487	3.0
Communications	4,179,093	2.4
Technology	3,251,095	1.9
Diversified	1,171,196	0.7

TOTAL INVESTMENTS	171,108,135	99.4
Other Assets and Liabilities	947,049	0.6

NET ASSETS	$172,055,184	100.0%

See Notes to Financial Statements.	54

This Page is Intentionally Left Blank

DBX ETF Trust

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2013 (Unaudited)

	db X-trackers MSCI Brazil Hedged Equity Fund	db X-trackers MSCI EAFE Hedged Equity Fund	db X-trackers MSCI Emerging Markets Hedged Equity Fund
Assets
Investments in non-affiliated securities at fair value	$4,439,356	$229,864,581	$20,588,300
Investment in affiliated securities at fair value (See Note 5)	—	861,908	—
Cash	32,946	1,632,754	199,543
Foreign currency at value	18,540	74,033	57,877
Deposit with broker for futures contracts	—	21,500	14,437
Receivable for variation margin on futures contracts	—	39,345	2,380
Unrealized appreciation on forward foreign currency contracts	153,382	3,142,711	290,971
Receivables:
Capital shares	—	297,078	—
Dividends	3,723	535,287	5,467
Investment securities sold	—	—	—
Foreign tax reclaim	—	89,822	239

Total Assets	$4,647,947	$236,559,019	$21,159,214

Liabilities
Unrealized depreciation on forward foreign currency contracts	$3,154	$1,518,161	$68,999
Payables:
Due to custodian	—	—	—
Due to foreign custodian	—	—	—
Investment advisory fees	2,006	59,203	10,751
Investment securities purchased	195,689	2,572,234	287,517
Accrued expenses and other liabilities	702	—	133

Total Liabilities	201,551	4,149,598	367,400

Net Assets	$4,446,396	$232,409,421	$20,791,814

Net Assets Consist of
Paid-in capital	$6,579,612	$217,852,179	$20,966,426
Undistributed net investment income (loss)	(379,077)	618,291	(49,526)
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(1,779,946)	(4,490,468)	(954,963)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	25,807	18,429,419	829,877

Net Assets	$4,446,396	$232,409,421	$20,791,814

Number of Common Shares outstanding	250,800	8,700,800	950,800

Net Assets Value	$17.73	$26.71	$21.87

Investments at cost	$4,563,572	$213,132,562	$19,982,623

Investments in affiliated securities at cost	$—	$825,431	$—

Foreign currency at cost	$18,534	$73,225	$57,930

See Notes to Financial Statements.	56

DBX ETF Trust

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

November 30, 2013 (Unaudited)

	db X-trackers MSCI Germany Hedged Equity Fund	db X-trackers MSCI Japan Hedged Equity Fund	db X-trackers Municipal Infrastructure Revenue Bond Fund
Assets
Investments in non-affiliated securities at fair value	$14,271,355	$247,879,463	$14,838,055
Investment in affiliated securities at fair value (See Note 5)	600,196	—	—
Cash	280,122	2,829,538	163,338
Foreign currency at value	—	189,213	—
Deposit with broker for futures contracts	353	—	—
Receivable for variation margin on futures contracts	27,177	114,940	—
Unrealized appreciation on forward foreign currency contracts	41,443	9,507,914	—
Receivables:
Capital shares	—	—	—
Dividends	—	736,511	212,825
Investment securities sold	67,355	—	—
Foreign tax reclaim	768	—	—

Total Assets	$15,288,769	$261,257,579	$15,214,218

Liabilities
Unrealized depreciation on forward foreign currency contracts	$29,476	$207,325	$—
Due to broker for futures contracts	—	39,910	—
Payables:
Due to custodian	—	—	—
Due to foreign custodian	43,280	—	—
Investment advisory fees	6,031	89,414	3,750
Investment securities purchased	—	10,023,297	—
Accrued expenses and other liabilities	—	—	—

Total Liabilities	78,787	10,359,946	3,750

Net Assets	$15,209,982	$250,897,633	$15,210,468

Net Assets Consist of
Paid-in capital	$14,398,746	$233,846,292	$16,060,257
Undistributed net investment income (loss)	(121,108)	(359,038)	52,811
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(613,293)	(1,879,976)	(112,014)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	1,545,637	19,290,355	(790,586)

Net Assets	$15,209,982	$250,897,633	$15,210,468

Number of Common Shares outstanding	600,800	6,750,800	650,001

Net Assets Value	$25.32	$37.17	$23.40

Investments at cost	$12,776,079	$237,975,866	$15,628,641

Investments in affiliated securities at cost	$589,199	$—	$—

Foreign currency at cost	$(43,413)	$191,695	$—

See Notes to Financial Statements.	57

DBX ETF Trust

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

November 30, 2013 (Unaudited)

	db X-trackers Regulated Utilities Fund	db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund	db X-trackers MSCI Europe Hedged Equity Fund
Assets
Investments in non-affiliated securities at fair value	$11,242,206	$5,178,247	$7,800,105
Investment in affiliated Securities at fair value (See Note 5)	—	—	44,848
Cash	—	14,091	1,149
Foreign currency at value	17,844	2,827	10,499
Receivable for variation margin on futures contracts	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	94,126	28,146
Receivables:
Capital shares	974,318	—	—
Dividends	66,526	11,855	12,774
Investment securities sold	—	1,920	41,538
Foreign tax reclaim	1,996	—	348

Total Assets	$12,302,890	$5,303,066	$7,939,407

Liabilities
Unrealized depreciation on forward foreign currency contracts	$—	$19,525	$64,787
Payables:
Due to custodian	15,368	—	—
Due to foreign custodian	—	—	—
Investment advisory fees	5,603	2,535	2,894
Investment securities purchased	974,318	87,573	10,344
Accrued expenses and other liabilities	—	—	—

Total Liabilities	995,289	109,633	78,025

Net Assets	$11,307,601	$5,193,433	$7,861,382

Net Assets Consist of
Paid-in capital	$11,158,099	$5,003,591	$7,611,682
Undistributed net investment income	103,678	9,967	14,613
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	(28,131)	(59,872)	33,219
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	73,955	239,747	201,868

Net Assets	$11,307,601	$5,193,433	$7,861,382

Number of Common Shares outstanding	450,001	200,001	300,001

Net Assets Value	$25.13	$25.97	$26.20

Investments at cost	$11,168,137	$5,012,743	$7,562,696

Investments in affiliated securities at cost	$—	$—	$43,928

Foreign currency at cost	$17,829	$2,842	$10,517

See Notes to Financial Statements.	58

DBX ETF Trust

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

November 30, 2013 (Unaudited)

	db X-trackers MSCI United Kingdom Hedged Equity Fund	db X-trackers Harvest CSI 300 China A-Shares Fund
Assets
Investments in non-affiliated securities at fair value	$5,135,007	$171,108,135
Investment in affiliated securities at fair value (See Note 5)	—	—
Cash	7,760	—
Foreign currency at value	6,898	2,140,319
Unrealized appreciation on forward foreign currency contracts	5,838	—
Receivables:
Capital shares	—	—
Dividends	25,416	97
Investment securities sold	85,022	—
Foreign tax reclaim	—	—

Total Assets	$5,265,941	$173,248,551

Liabilities
Unrealized depreciation on forward foreign currency contracts	$104,996	$—
Deferred foreign taxes payable	—	462,902
Payables:
Due to custodian	—	623,504
Due to foreign custodian	—	—
Investment advisory fees	1,919	68,450
Directors fees	—	1,504
Investment securities purchased	—	—
Accrued expenses and other liabilities	—	37,007

Total Liabilities	106,915	1,193,367

Net Assets	$5,159,026	$172,055,184

Net Assets Consist of
Paid-in capital	$5,025,942	$169,345,150
Undistributed net investment income (loss)	24,662	(106,402)
Accumulated net realized gain (loss) on investments, futures and foreign currency transactions	40,532	9,943
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations (*net of deferred foreign taxes of $462,902)	67,890	2,806,493	*

Net Assets	$5,159,026	$172,055,184

Number of Common Shares outstanding	200,001	6,750,001

Net Assets Value	$25.80	$25.49

Investments at cost	$4,968,418	$167,839,529

Investments in affiliated securities at cost	$—	$—

Foreign currency at cost	$6,850	$2,139,529

See Notes to Financial Statements.	59

DBX ETF Trust

STATEMENTS OF OPERATIONS

For the Six Months Ended November 30, 2013 (Unaudited)

	db X-trackers MSCI Brazil Hedged Equity Fund	db X-trackers MSCI EAFE Hedged Equity Fund	db X-trackers MSCI Emerging Markets Hedged Equity Fund
Investment Income
Unaffiliated dividend income*	$56,287	$1,586,077	$205,863
Affiliated dividend income	—	—	—

Total investment income	56,287	1,586,077	205,863

Expenses
Trustees fees	1,247	15,766	2,169
Advisory fees	15,288	254,280	50,339

Total Expenses	16,535	270,046	52,508
Less fees waived and expenses reimbursed (See Note 3):
Waiver	(1,247)	(15,766)	(2,169)

Net Expenses	15,288	254,280	50,339

Net Investment Income	40,999	1,331,797	155,524

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,899,503)	(644,732)	(331,999)
In-kind redemptions	—	—	—
Futures contracts	—	131,360	3,405
Foreign currency transactions	781,455	(3,475,372)	(27,042)

Net realized loss	(1,118,048)	(3,988,744)	(355,636)
Net change in unrealized appreciation (depreciation) on:
Investments	946,908	15,851,198	915,109
Futures contracts	—	67,805	6,685
Foreign currency translations	(268,404)	904,055	(46,318)

Net change in unrealized appreciation (depreciation)	678,504	16,823,058	875,476

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(439,544)	12,834,314	519,840

Net Increase (Decrease) in Net Assets Resulting from Operations	$(398,545)	$14,166,111	$675,364

* Foreign tax withheld	$7,267	$88,372	$31,137

See Notes to Financial Statements.	60

DBX ETF Trust

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended November 30, 2013 (Unaudited)

	db X-trackers MSCI Germany Hedged Equity Fund	db X-trackers MSCI Japan Hedged Equity Fund	db X-trackers Municipal Infrastructure Revenue Bond Fund[1]
Investment Income
Unaffiliated interest income	$—	$—	$291,507
Unaffiliated dividend income*	8,371	1,297,700	—
Affiliated dividend income	—	—	—

Total investment income	8,371	1,297,700	291,507

Expenses
Trustees fees	1,041	19,744	2,916
Advisory fees	18,969	403,624	22,807

Total Expenses	20,010	423,368	25,723
Less fees waived and expenses reimbursed (See Note 3):
Waiver	(1,041)	(19,744)	(2,916)

Net Expenses	18,969	403,624	22,807

Net Investment Income (Loss)	(10,598)	894,076	268,700

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,790	(1,033,401)	(38,192)
In-kind redemptions	—	—	(73,822)
Futures contracts	7,341	80,181	—
Foreign currency transactions	(81,807)	(1,265,353)	—

Net realized loss	(71,676)	(2,218,573)	(112,014)
Net change in unrealized appreciation (depreciation) on:
Investments	1,508,455	13,788,199	(790,586)
Futures contracts	27,079	160,993	—
Foreign currency translations	(113,432)	8,005,549	—

Net change in unrealized appreciation (depreciation)	1,422,102	21,954,741	(790,586)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1,350,426	19,736,168	(902,600)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,339,828	$20,630,244	$(633,900)

* Foreign tax withheld	$1,395	$99,896	$—

[1]	For the period June 4, 2013 (commencement of operations) through November 30, 2013.

See Notes to Financial Statements.	61

DBX ETF Trust

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended November 30, 2013 (Unaudited)

	db X-trackers Regulated Utilities Fund[1]	db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund[2]	db X-trackers MSCI Europe Hedged Equity Fund[2]
Investment Income
Unaffiliated dividend income*	$283,734	$15,104	$19,548
Affiliated dividend income	—	—	—

Total investment income	283,734	15,104	19,548

Expenses
Trustees fees	2,407	—	—
Advisory fees	31,640	5,137	4,935

Total Expenses	34,047	5,137	4,935
Less fees waived and expenses reimbursed (See Note 3):
Waiver	(2,407)	—	—

Net Expenses	31,640	5,137	4,935

Net Investment Income	252,094	9,967	14,613

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(29,253)	974	(708)
In-kind redemptions	—	—	—
Futures contracts	—	—	—
Foreign currency transactions	1,122	(60,846)	33,927

Net realized gain (loss)	(28,131)	(59,872)	33,219
Net change in unrealized appreciation (depreciation) on:
Investments	74,069	165,504	238,329
Futures contracts	—	—	—
Foreign currency translations	(114)	74,243	(36,461)

Net change in unrealized appreciation (depreciation)	73,955	239,747	201,868

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	45,824	179,875	235,087

Net Increase (Decrease) in Net Assets Resulting from Operations	$297,918	$189,842	$249,700

* Foreign tax withheld	$11,021	$143	$1,725

[1]	For the period June 4, 2013 (commencement of operations) through November 30, 2013.
[2]	For the period October 1, 2013 (commencement of operations) through November 30, 2013.

See Notes to Financial Statements.	62

DBX ETF Trust

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended November 30, 2013 (Unaudited)

	db X-trackers MSCI United Kingdom Hedged Equity Fund[1]	db X-trackers Harvest CSI 300 China A-Shares Fund[2]
Investment Income
Unaffiliated interest income	$—	$98
Unaffiliated dividend income*	28,520	461
Affiliated dividend income	—	—

Total investment income	28,520	559

Expenses
Trustees fees	—	1,504
Advisory fees	3,858	68,450
Interest expense	—	37,007

Total Expenses	3,858	106,961
Less fees waived and expenses reimbursed (See Note 3):
Waiver	—	—

Net Expenses	3,858	106,961

Net Investment Income (Loss)	24,662	(106,402)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,159	—
In-kind redemptions	—	—
Futures contracts	—	—
Foreign currency transactions	38,373	9,943

Net realized gain (loss)	40,532	9,943
Net change in unrealized appreciation (depreciation) on:
Investments	166,589	2,805,649	**
Futures contracts	—	—
Foreign currency translations	(98,699)	844

Net change in unrealized appreciation (depreciation)	67,890	2,806,493

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	108,422	2,816,436

Net Increase (Decrease) in Net Assets Resulting from Operations	$133,084	$2,710,034

* Foreign tax withheld	$495	$62

**	Net of deferred foreign taxes of $462,957.
[1]	For the period October 1, 2013 (commencement of operations) through November 30, 2013.
[2]	For the period November 6, 2013 (commencement of operations) through November 30, 2013.

See Notes to Financial Statements.	63

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS

	db X-trackers MSCI Brazil Hedged Equity Fund		db X-trackers MSCI EAFE Hedged Equity Fund
	For the Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income	$40,999	$112,174	$1,331,797	$694,266
Net realized gain (loss) on investments, futures and foreign currency related transactions	(1,118,048)	(341,007)	(3,988,744)	476,762
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	678,504	197,398	16,823,058	2,837,378

Net increase (decrease) in net assets resulting from operations	(398,545)	(31,435)	14,166,111	4,008,406

Distributions to Shareholders from
Net investment income	(467,064)	(108,682)	(1,786,109)	(732,399)
Net realized gains on investments, futures and foreign currency transactions	—	(262,278)	—	(1,444,717)

Total distributions	(467,064)	(370,960)	(1,786,109)	(2,177,116)

Fund Shares Transactions
Proceeds from shares sold	888,289	3,964,756	144,729,232	64,794,798
Value of shares redeemed	(3,303,981)	—	—	(22,304,918)

Net increase (decrease) in net assets resulting from fund share transactions	(2,415,692)	3,964,756	144,729,232	42,489,880

Total Increase (Decrease) in Net Assets	(3,281,301)	3,562,361	157,109,234	44,321,170

Net Assets
Beginning of period	7,727,697	4,165,336	75,300,187	30,979,017

End of period	$4,446,396	$7,727,697	$232,409,421	$75,300,187

Undistributed net investment income (loss)	$(379,077)	$46,988	$618,291	$1,072,603

Changes in Shares Outstanding
Shares outstanding, beginning of period	400,800	200,800	3,000,800	1,400,800
Shares sold	50,000	200,000	5,700,000	2,600,000
Shares redeemed	(200,000)	—	—	(1,000,000)

Shares outstanding, end of period	250,800	400,800	8,700,800	3,000,800

See Notes to Financial Statements.	64

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db X-trackers MSCI Emerging Markets Hedged Equity Fund		db X-trackers MSCI Germany Hedged Equity Fund
	For the Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	For the Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$155,524	$85,945	$(10,598)	$88,066
Net realized loss on investments, futures and foreign currency related transactions	(355,636)	(403,339)	(71,676)	(295,954)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	875,476	603,439	1,422,102	714,583

Net increase in net assets resulting from operations	675,364	286,045	1,339,828	506,695

Distributions to Shareholders from
Net investment income	(226,051)	(80,337)	(170,600)	(89,599)
Net realized gains on investments, futures and foreign currency transactions	—	(50,049)	—	(85,500)

Total distributions	(226,051)	(130,386)	(170,600)	(175,099)

Fund Shares Transactions
Proceeds from shares sold	11,542,350	4,383,685	9,377,940	—
Value of shares redeemed	—	—	—	—

Net increase in net assets resulting from fund share transactions	11,542,350	4,383,685	9,377,940	—

Total Increase in Net Assets	11,991,663	4,539,344	10,547,168	331,596

Net Assets
Beginning of period	8,800,151	4,260,807	4,662,814	4,331,218

End of period	$20,791,814	$8,800,151	$15,209,982	$4,662,814

Undistributed net investment income (loss)	$(49,526)	$21,001	$(121,108)	$60,090

Changes in Shares Outstanding
Shares outstanding, beginning of period	400,800	200,800	200,800	200,800
Shares sold	550,000	200,000	400,000	—
Shares redeemed	—	—	—	—

Shares outstanding, end of period	950,800	400,800	600,800	200,800

See Notes to Financial Statements.	65

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db X-trackers MSCI Japan Hedged Equity Fund		db X-trackers Municipal Infrastructure Revenue Bond Fund
	For the Six Months Ended November 30, 2013 (Unaudited)	Year Ended May 31, 2013	For the Period June 4, 2013(1) to November 30, 2013 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$894,076	$189,553	$268,700
Net realized gain (loss) on investments, futures and foreign currency related transactions	(2,218,573)	2,122,230	(112,014)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	21,954,741	(2,048,183)	(790,586)

Net increase (decrease) in net assets resulting from operations	20,630,244	263,600	(633,900)

Distributions to Shareholders from
Net investment income	(2,239,770)	(81,785)	(215,889)

Fund Shares Transactions
Proceeds from shares sold	123,435,274	111,329,490	17,235,993
Value of shares redeemed	—	(6,815,161)	(1,175,736)

Net increase in net assets resulting from fund share transactions	123,435,274	104,514,329	16,060,257

Total Increase in Net Assets	141,825,748	104,696,144	15,210,468

Net Assets
Beginning of period	109,071,885	4,375,741	—

End of period	$250,897,633	$109,071,885	$15,210,468

Undistributed net investment income (loss)	$(359,038)	$986,656	$52,811

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,200,800	200,800	—
Shares sold	3,550,000	3,200,000	700,001
Shares redeemed	—	(200,000)	(50,000)

Shares outstanding, end of period	6,750,800	3,200,800	650,001

(1)	Commencement of investment operations.

See Notes to Financial Statements.	66

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db X-trackers Regulated Utilities Fund	db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund
	For the Period June 4, 2013(1) to November 30, 2013 (Unaudited)	For the Period October 1, 2013(1) to November 30, 2013 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$252,094	$9,967
Net realized (loss) on investments, futures and foreign currency related transactions	(28,131)	(59,872)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	73,955	239,747

Net increase in net assets from operations	297,918	189,842

Distributions to Shareholders from
Net investment income	(148,416)	—

Fund Shares Transactions
Proceeds from shares sold	16,232,245	5,003,591
Value of shares redeemed	(5,074,146)	—

Net increase in net assets resulting from fund share transactions	11,158,099	5,003,591

Total Increase in Net Assets	11,307,601	5,193,433

Net Assets
Beginning of period	—	—

End of period	$11,307,601	$5,193,433

Undistributed net investment income	$103,678	$9,967

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	—
Shares sold	650,001	200,001
Shares redeemed	(200,000)	—

Shares outstanding, end of period	450,001	200,001

(1)	Commencement of investment operations.

See Notes to Financial Statements.	67

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	db X-trackers MSCI Europe Hedged Equity Fund	db X-trackers MSCI United Kingdom Hedged Equity Fund
	For the Period October 1, 2013(1) to November 30, 2013 (Unaudited)	For the Period October 1, 2013(1) to November 30, 2013 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$14,613	$24,662
Net realized gain (loss) on investments, futures and foreign currency related transactions	33,219	40,532
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	201,868	67,890

Net increase in net assets from operations	249,700	133,084

Fund Shares Transactions
Proceeds from shares sold	7,611,682	5,025,942
Value of shares redeemed	—	—

Net increase in net assets resulting from fund share transactions	7,611,682	5,025,942

Total Increase in Net Assets	7,861,382	5,159,026

Net Assets
Beginning of period	—	—

End of period	$7,861,382	$5,159,026

Undistributed net investment income	$14,613	$24,662

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	—
Shares sold	300,001	200,001
Shares redeemed	—	—

Shares outstanding, end of period	300,001	200,001

(1)	Commencement of investment operations.

See Notes to Financial Statements.	68

DBX ETF Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

db X-trackers Harvest CSI 300 China A-Shares Fund
For the Period November 6, 2013(1) to November 30, 2013 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(106,402)
Net realized loss on investments, futures and foreign currency related transactions	9,943
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	2,806,493

Net increase in net assets resulting from operations	2,710,034

Fund Shares Transactions
Proceeds from shares sold	169,345,150
Value of shares redeemed	—

Net increase in net assets resulting from fund share transactions	169,345,150

Total Increase in Net Assets	172,055,184

Net Assets
Beginning of period	—

End of period	$172,055,184

Undistributed net investment loss	$(106,402)

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	6,750,001
Shares redeemed	—

Shares outstanding, end of period	6,750,001

(1)	Commencement of investment operations.

See Notes to Financial Statements.	69

DBX ETF Trust

FINANCIAL HIGHLIGHTS

For a Share outstanding throughout each period

db X-trackers MSCI Brazil Hedged Equity Fund	For the Six Months Ended November 30, 2013 (Unaudited)		For the Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$19.28		$20.74		$25.00

Income from Investment Operations:
Net investment income**	0.14		0.54		0.64
Net realized and unrealized loss on investments and foreign currency transactions	(0.52)		(0.15)		(4.18)

Net increase (decrease) in net asset value from operations	(0.38)		0.39		(3.54)

Distributions paid to shareholders from:
Net investment income	(1.17)		(0.54)		(0.29)
Net realized capital gains	—		(1.31)		(0.43)

Total distributions	(1.17)		(1.85)		(0.72)

Net Asset Value, end of period	$17.73		$19.28		$20.74

Total Return***	(1.39	)%†††	1.43	%†††	(14.28)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,446		$7,728		$4,165
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.60	%†	0.68%		1.13%†
Expenses, prior to fee waiver and expense reimbursements	0.65	%†	0.92%		—
Net investment income	1.61	%†	2.66%		2.89%†
Portfolio turnover rate	33	%††	25%		34%††

db X-trackers MSCI EAFE Hedged Equity Fund	For the Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$25.09		$22.12		$25.00

Income from Investment Operations:
Net investment income**	0.23		0.79		0.70
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.80		6.26		(3.48)

Net increase (decrease) in net asset value from operations	2.03		7.05		(2.78)

Distributions paid to shareholders from:
Net investment income	(0.41)		(1.68)		(0.10)
Net realized capital gains	—		(2.40)		—

Total distributions	(0.41)		(4.08)		(0.10)

Net Asset Value, end of period	$26.71		$25.09		$22.12

Total Return***	8.28	%†††	35.60	%†††	(11.14)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$232,409		$75,300		$30,979
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.35	%†	0.48%		0.57%†
Expenses, prior to fee waiver and expense reimbursements	0.37	%†	0.64%		—
Net investment income	1.83	%†	3.35%		3.04%†
Portfolio turnover rate	5	%††	14%		14%††

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.

See Notes to Financial Statements.	70

DBX ETF Trust

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

db X-trackers MSCI Emerging Markets Hedged Equity Fund	For the Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$21.96		$21.22		$25.00

Income from Investment Operations:
Net investment income**	0.21		0.38		0.21
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.08		1.01		(3.34)

Net increase (decrease) in net asset value from operations	0.29		1.39		(3.13)

Distributions paid to shareholders from:
Net investment income	(0.38)		(0.40)		(0.06)
Net realized capital gains	—		(0.25)		(0.59)

Total distributions	(0.38)		(0.65)		(0.65)

Net Asset Value, end of period	$21.87		$21.96		$21.22

Total Return***	1.51	%†††	6.54	%†††	(12.52)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,792		$8,800		$4,261
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.65	%†	0.72%		1.19%†
Expenses, prior to fee waiver and expense reimbursements	0.68	%†	0.94%		—
Net investment income	2.01	%†	1.72%		0.97%†
Portfolio turnover rate	8	%††	15%		19%††

db X-trackers MSCI Germany Hedged Equity Fund	For the Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$23.22		$21.57		$25.00

Income from Investment Operations:
Net investment income (loss)**	(0.03)		0.44		0.27
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.98		2.08		(3.30)

Net increase (decrease) in net asset value from operations	2.95		2.52		(3.03)

Distributions paid to shareholders from:
Net investment income	(0.85)		(0.44)		(0.12)
Net realized capital gains	—		(0.43)		(0.28)

Total distributions	(0.85)		(0.87)		(0.40)

Net Asset Value, end of period	$25.32		$23.22		$21.57

Total Return***	13.37	%†††	11.86	%†††	(12.14)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,210		$4,663		$4,331
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.50	%†	0.58%		1.04%†
Expenses, prior to fee waiver and expense reimbursements	0.53	%†	0.82%		—
Net investment income (loss)	(0.28	)%†	1.93%		1.20%†
Portfolio turnover rate	10	%††	108%		17%††

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.

See Notes to Financial Statements.	71

DBX ETF Trust

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

db X-trackers MSCI Japan Hedged Equity Fund	For the Six Months Ended November 30, 2013 (Unaudited)		Year Ended May 31, 2013		For the Period June 9, 2011* to May 31, 2012
Net Asset Value, beginning of period	$34.08		$21.79		$25.00

Income from Investment Operations:
Net investment income (loss)**	0.19		0.39		0.27
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	3.52		12.31		(3.31)

Net increase (decrease) in net asset value from operations	3.71		12.70		(3.04)

Distributions paid to shareholders from:
Net investment income	(0.62)		(0.41)		(0.17)
Net realized capital gains	—		—		—

Total distributions	(0.62)		(0.41)		(0.17)

Net Asset Value, end of period	$37.17		$34.08		$21.79

Total Return***	11.16	%†††	59.04	%†††	(12.16)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$250,898		$109,072		$4,376
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.50	%†	0.52%		1.03%†
Expenses, prior to fee waiver and expense reimbursements	0.52	%†	0.66%		—
Net investment income	1.11	%†	1.27%		1.15%†
Portfolio turnover rate	5	%††	12%		16%††

db X-trackers Municipal Infrastructure Revenue Bond Fund	For the Period June 4, 2013* to November 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.40
Net realized and unrealized loss on investments and foreign currency transactions	(1.69)

Total from investment operations	(1.29)

Distributions paid to shareholders from:
Net investment income	(0.31)

Total distributions	(0.31)

Net Asset Value, end of period	$23.40

Total Return***	(5.12	)%†††

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,210
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.30	%†
Expenses, prior to fee waiver and expense reimbursements	0.34	%†
Net investment income	3.53	%†
Portfolio turnover rate	2	%††

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.

See Notes to Financial Statements.	72

DBX ETF Trust

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

db X-trackers Regulated Utilities Fund	For the Period June 4, 2013* to November 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.44
Net realized and unrealized (loss) on investments, futures and foreign currency transactions	(0.06)

Net increase (decrease) in net asset value from operations	0.38

Distributions paid to shareholders from:
Net investment income	(0.25)

Net Asset Value, end of period	$25.13

Total Return***	2.00	%†††

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,308
Ratios to average net assets:
Expenses, net of fee waiver and expense reimbursements	0.45	%†
Expenses, prior to fee waiver and expense reimbursements	0.48	%†
Net investment income	3.59	%†
Portfolio turnover rate	47	%††

db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund	For the Period October 1, 2013* to November 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.05
Net realized and unrealized gain on investments and foreign currency transactions	0.92

Total from investment operations	0.97

Net Asset Value, end of period	$25.97

Total Return***	3.88%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,193
Ratios to average net assets:
Expenses	0.60	%†
Net investment income	1.16	%†
Portfolio turnover rate	2	%††

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
†††	The Total Return would have been lower if certain fees had not been reimbursed by the Advisor.

See Notes to Financial Statements.	73

DBX ETF Trust

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

db X-trackers MSCI Europe Hedged Equity Fund	For the Period October 1, 2013* to November 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.06
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.14

Net increase (decrease) in net asset value from operations	1.20

Net Asset Value, end of period	$26.20

Total Return***	4.80%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,861
Ratios to average net assets:
Expenses	0.45	%†
Net investment income	1.33	%†
Portfolio turnover rate	2	%††

db X-trackers MSCI United Kingdom Hedged Equity Fund	For the Period October 1, 2013* to November 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment income**	0.12
Net realized and unrealized gain on investments and foreign currency transactions	0.68

Total from investment operations	0.80

Net Asset Value, end of period	$25.80

Total Return***	3.20%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,159
Ratios to average net assets:
Expenses	0.45	%†
Net investment income	2.88	%†
Portfolio turnover rate	2	%††

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	74

DBX ETF Trust

FINANCIAL HIGHLIGHTS (Continued)

For a Share outstanding throughout each period

db X-trackers Harvest CSI 300 China A-Shares Fund	For the Period November 6, 2013* to November 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$25.00

Income from Investment Operations:
Net investment loss**	(0.02)
Net realized and unrealized gain on investments and foreign currency transactions	0.51

Total from investment operations	0.49

Net Asset Value, end of period	$25.49

Total Return***	1.96%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$172,055
Ratios to average net assets:
Expenses	1.25	%†
Net investment loss	(1.24	)%†
Portfolio turnover rate	0	%††

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***	Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized.
†	Annualized.
††	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	75

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end registered management investment company organized as a Delaware statutory trust.

As of November 30, 2013, the Trust consists of eleven non-diversified series of exchange-traded funds (“ETF”) (each a “Fund” and collectively, the “Funds”) in operation and trading.

db X-trackers MSCI Brazil Hedged Equity Fund	“db X-trackers MSCI Brazil Fund”
db X-trackers MSCI EAFE Hedged Equity Fund	“db X-trackers MSCI EAFE Fund”
db X-trackers MSCI Emerging Markets Hedged Equity Fund	“db X-trackers MSCI Emerging Markets Fund”
db X-trackers MSCI Germany Hedged Equity Fund	“db X-trackers MSCI Germany Fund”
db X-trackers MSCI Japan Hedged Equity Fund	“db X-trackers MSCI Japan Fund”
db X-trackers Municipal Infrastructure Revenue Bond Fund	“db X-trackers Municipal Bond Fund”
db X-trackers Regulated Utilities Fund	“db X-trackers Regulated Utilities Fund”
db X-trackers MSCI Asia Pacific ex Japan Hedge Equity Fund	“db X-trackers MSCI Asia Pacific ex Japan Fund”
db X-trackers MSCI Europe Hedged Equity Fund	“db X-trackers MSCI Europe Fund”
db X-trackers MSCI United Kingdom Hedged Equity Fund	“db X-trackers MSCI United Kingdom Fund”
db X-trackers Harvest CSI 300 China A-Shares Fund	“db X-trackers Harvest China Fund”

DBX Advisors LLC (“DBX” or the “Advisor”) serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees.

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots consisting of 50,000 shares each called a “Creation Unit.” Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
db X-trackers MSCI Brazil Fund	MSCI Brazil US Dollar Hedged Index
db X-trackers MSCI EAFE Fund	MSCI EAFE US Dollar Hedged Index
db X-trackers MSCI Emerging Markets Fund	MSCI EM US Dollar Hedged Index
db X-trackers MSCI Germany Fund	MSCI Germany US Dollar Hedged Index
db X-trackers MSCI Japan Fund	MSCI Japan US Dollar Hedged Index
db X-trackers Municipal Bond Fund	DBIQ Municipal Infrastructure Revenue Bond Index
db X-trackers Regulated Utilities Fund	DBIQ Regulated Utilities Index
db X-trackers MSCI Asia Pacific ex Japan Fund	MSCI Asia Pacific ex Japan US Dollar Hedged Index
db X-trackers MSCI Europe Fund	MSCI Europe US Dollar Hedged Index
db X-trackers MSCI United Kingdom Fund	MSCI United Kingdom US Dollar Hedged Index
db X-trackers Harvest China Fund	CSI 300 Index

MSCI is the creator of the each MSCI Hedged Underlying Index. Each MSCI Hedged Underlying Index is comprised of securities listed in countries in the MSCI Global Index Series. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. REITs in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country.

The MSCI Hedged Indices are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI Hedged Indices marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Deutsche Bank Securities Inc. is the creator of each DBIQ Underlying Index. The DBIQ Regulated Utilities Index is designed to track the price movements in shares of companies whose main business operations are in the regulated utilities sector. It consist of issuers of large, medium or small market capitalization from the following seven developed market countries: Australia, Belguim, Canada, Italy, Spain, the United Kingdom and the United States. It is a total return index, which tracks capital gains and assumes that any cash distributions are reinvested back into the index. The composition of the DBIQ Regulated Utilities Index is ordinarily adjusted annually on the fifth business day of October. The DBIQ Municipal Infrastructure Revenue Bond Index is designed to track the returns of the segment of the U.S. long term tax-exempt bond market, consisting of infrastructure revenue bonds. It is comprised of tax-exempt municipal securities issued by states, cities, counties, districts, their respective agencies and other tax-exempt issuers. The index is intended to track bonds that have been issued with the intention of funding federal, state and local infrastructure projects such as water and sewer systems, public power systems, toll roads, bridges, tunnels and many other public use projects. It is designed to only hold bonds issued by state and local municipalities where the interest and principal repayments are generated from dedicated revenue streams or double-barreled entities. The DBIQ Municipal Infrastructure Revenue Bond Index is rebalanced monthly on the last business day of each month.

CSI 300 Index is calculated and maintained by China Securities Index Co., Ltd. It is a modified free-float market capitalization weighted index composed of the largest and most liquid stocks in the Chinese A-Share market. Constituent stocks for the index must have been listed on either the Shanghai Stock Exchange or the Shenzhen Stock Exchange for more than three months, have demonstrated positive performance and not be subject to abnormal volatility or other evidence of possible market manipulation. The composition of the Index is reviewed semi-annually every January and July.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between MSCI, DBIQ, CSI and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund is non-diversified and will generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund, except for the db X-trackers Municipal Bond Fund, may invest in securities of non-U.S. issuers that may trade in non-U.S. Markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The Net Asset Value (“NAV”), of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of November 30, 2013 (see the Schedule of Investments for security categories). For the six months ended November 30, 2013, there were no transfers between investment levels.

	Level 1	Level 2	Level 3	Fair Value at 11/30/2013
db X-trackers MSCI Brazil Fund
Investments in Securities*
Common Stocks	$2,537,963	$—	$—	$2,537,963
Preferred Stocks	1,900,358	—	—	1,900,358
Rights	1,035	—	—	1,035
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	153,382	—	153,382
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(3,154)	—	(3,154)

Total Investments	$4,439,356	$150,228	$—	$4,589,584

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Fair Value at 11/30/2013
db X-trackers MSCI EAFE Fund
Investments in Securities*
Common Stocks	$229,091,502	$11,711	$—	$229,103,213
Preferred Stocks	1,617,143	6,133	—	1,623,276
Rights	—	0	—	—
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	3,142,711	—	3,142,711
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,518,161)	—	(1,518,161)
Futures Contracts	39,345	—	—	39,345

Total Investments	$230,747,990	$1,642,394	$—	$232,390,384

db X-trackers MSCI Emerging Markets Fund
Investments in Securities*
Common Stocks	$19,294,226	$0	$—	$19,294,226
Preferred Stocks	1,293,098	—	—	1,293,098
Rights	789	187	—	976
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	290,971	—	290,971
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(68,999)	—	(68,999)
Futures Contracts	2,380	—	—	2,380

Total Investments	$20,590,493	$222,159	$—	$20,812,652

db X-trackers MSCI Germany Fund
Investments in Securities*
Common Stocks	$13,862,651	$—	$—	$13,862,651
Preferred Stocks	1,008,900	—	—	1,008,900
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	41,443	—	41,443
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(29,476)	—	(29,476)
Futures Contracts	27,177	—		27,177

Total Investments	$14,898,728	$11,967	$—	$14,910,695

db X-trackers MSCI Japan Fund
Investments in Securities*
Common Stocks	$247,879,463	$—	$—	$247,879,463
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	9,507,914	—	9,507,914
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(207,325)	—	(207,325)
Futures Contracts	114,940	—	—	114,940

Total Investments	$247,994,403	$9,300,589	$—	$257,294,992

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Fair Value at 11/30/2013
db X-trackers Municipal Bond Fund
Investments in Securities*
Municipal Bonds	$—	$14,838,055	$—	$14,838,055

Total Investments	$—	$14,838,055	$—	$14,838,055

db X-trackers Regulated Utilities Fund
Investments in Securities*
Common Stocks	$11,242,206	$—	$—	$11,242,206

Total Investments	$11,242,206	$—	$—	$11,242,206

db X-trackers MSCI Asia Pacific ex Japan Fund
Investments in Securities*
Common Stocks	$5,177,724	$523	$—	$5,178,247
Rights	—	0	—	0
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	94,126	—	94,126
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(19,525)	—	(19,525)

Total Investments	$5,177,724	$75,124	$—	$5,252,848

db X-trackers MSCI Europe Fund
Investments in Securities*
Common Stocks	$7,769,678	$—	$—	$7,769,678
Preferred Stocks	75,035	161	—	75,196
Rights	79	—	—	79
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	28,146	—	28,146
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(64,787)	—	(64,787)

Total Investments	$7,844,792	$(36,480)	$—	$7,808,312

db X-trackers MSCI United Kingdom Fund
Investments in Securities*
Common Stocks	$5,134,524	$—	$—	$5,134,524
Preferred Stocks	—	483	—	483
Other Financial Instruments
Unrealized Appreciation on Forward Foreign Currency Contracts	—	5,838	—	5,838
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(104,996)	—	(104,996)

Total Investments	$5,134,524	$(98,675)	$—	$5,035,849

db X-trackers Harvest China Fund
Investments in Securities*
Common Stocks	$170,559,819	$—	$—	$170,559,819
Convertible Bonds	—	548,316	—	548,316

Total Investments	$170,559,819	$548,316	$—	$171,108,135

*	See Schedule of Investments for Industry or Country Classification.

Forward Currency Contracts    Each Fund, except the db X-trackers Regulated Utilities Fund and db X-trackers Municipal Bond Fund may enter into forward currency contracts designed to offset a Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The db X-trackers MSCI Brazil Fund, db X-trackers MSCI Germany Fund and db X-trackers MSCI Japan Fund each invest in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against the Brazilian real, Euro dollar and the Japanese yen, respectively. Similarly, the db X-trackers MSCI EAFE Fund, db X-trackers MSCI Emerging Markets Fund, db X-trackers Asia Pacific ex Japan Fund, db X-trackers Europe Fund, and db X-trackers United Kingdom Fund invest in forward foreign currency exchange contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the respective Fund has in that particular currency contract.

Futures Contracts    Each Fund, except the db X-trackers Municipal Bond Fund, may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Each Fund may enter into futures contracts to purchase securities indexes when the Advisor and/or Sub-Advisor anticipate purchasing the underlying securities and believe prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Cash    Cash consists of cash held at banks and are on deposits with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors semi-annually sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital. Each Fund pays out dividends from its net investment income to investors semi-annually, except db X-trackers Regulated Utilities Fund which pays quarterly, db X-trackers Municipal Bond Fund which pays monthly and db X-trackers Harvest China Fund which pays annually.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Advisor does not believe that the unrecognized tax benefits will change significantly in the next 12 months.

The Funds’ recognize interest and penalties, if any, related to uncertain tax provisions as income tax expense on the Statements of Operations. For the six months ended November 30, 2013, the Funds did not incur any interest or penalties.

Foreign Taxes    The Funds, except db X-trackers Municipal Bond Fund, may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of November 30, 2013, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the db X-trackers China Fund. China generally imposes withholding tax at a rate of 10% on dividends and interest derived by Qualified Foreign Institutional Investors (“QFII”) from issuers resident in China. China also imposes withholding tax at a rate of 10% on capital gains derived by nonresident enterprises from investments in an issuer resident in China. There is at present, however, no direct authority on the application of these taxes to an Renminbi Qualified Foreign Institutional Investor (“RQFII”). In the case of the capital gains tax, moreover, the methodology for calculating and collecting the tax is as yet undetermined, and the Chinese tax authorities are not currently enforcing the collection of the tax. The withholding taxes on dividends, interest and capital gains may in principle be subject to a reduced rate under an applicable tax treaty, but the application of such treaties in the case of an RQFII acting for a foreign investor such as the Fund is also uncertain. Finally, it is also unclear how China’s business tax may apply to activities of an RQFII and how such application may be affected by tax treaty provisions. The imposition of such taxes could have a material adverse effect on the Fund’s returns.

The People’s Republic of China (“PRC”) rules for taxation of RQFIIs (and QFIIs) are evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Fund and its shareholders.

In light of this uncertainty, the Fund presently plans to reserve 10% of its realized and unrealized gains from its A-Share investments to meet any potential withholding tax liability. The Fund’s withholding provision may be excessive or inadequate to meet actual Chinese tax liabilities with respect to the Fund’s investments. The Fund will be liable to the Sub-Adviser for any Chinese tax that is imposed on the Sub-Adviser with respect to the Fund’s investments in excess of such provision.

Should the Chinese government impose restrictions on the Fund’s ability to repatriate funds associated with direct investment in A-Shares, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

Expenses    Expenses that are directly related to a specific Fund are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Foreign Currency Translation    The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using an exchange rate deemed appropriate by the investment advisor. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translations” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) from foreign currency related transactions” on the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Derivatives    The fair value of derivative instruments as of November 30, 2013 by risk category:

The fair value of derivative instruments as of November 30, 2013 by risk type:

		Asset Derivatives		Liability Derivatives
	Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
db X-trackers MSCI Brazil Fund

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$153,382	Unrealized depreciation on forward foreign currency contracts	$(3,154)

	Total		$153,382	Total	$(3,154)

db X-trackers MSCI EAFE Fund

	Equity contracts	Unrealized appreciation on futures contracts	$39,345	Unrealized depreciation on futures contracts	$—
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,142,711	Unrealized depreciation on forward foreign currency contracts	(1,518,161)

	Total		$3,182,056	Total	$(1,518,161)

db X-trackers MSCI Emerging Markets Fund

	Equity contracts	Unrealized appreciation on futures contracts	$2,380	Unrealized depreciation on futures contracts	$—
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	290,971	Unrealized depreciation on forward foreign currency contracts	(68,999)

	Total		$293,351	Total	$(68,999)

db X-trackers MSCI Germany Fund

	Equity Contracts	Unrealized appreciation on futures contracts	$27,177	Unrealized depreciation on futures contracts	$—
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	41,443	Unrealized depreciation on forward foreign currency contracts	$(29,476)

	Total		$68,620	Total	$(29,476)

db X-trackers MSCI Japan Fund

	Equity Contracts	Unrealized appreciation on futures contracts	$114,940	Unrealized depreciation on futures contracts	$—
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	9,507,914	Unrealized depreciation on forward foreign currency contracts	$(207,325)

	Total		$9,622,854	Total	$(207,325)

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Asset Deriviatives		Liability Deriviatives
Risk Type	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
db X-trackers MSCI Asia Pacific ex Japan Fund

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$94,126	Unrealized depreciation on forward foreign currency contracts	$(19,525)

Total		$94,126	Total	$(19,525)

db X-trackers MSCI Europe Fund

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$28,146	Unrealized depreciation on forward foreign currency contracts	$(64,787)

Total		$28,146	Total	$(64,787)

db X-trackers MSCI United Kingdom Fund

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$5,838	Unrealized depreciation on forward foreign currency contracts	$(104,996)

Total		$5,838	Total	$(104,996)

The effects of derivative instruments on the Statements of Operations for the six months ended November 30, 2013 are as follows:

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income

	Equity Futures Contracts	Forward Foreign Currency Contracts	Total
db X-trackers MSCI Brazil Fund	$—	$630,045	$630,045
db X-trackers MSCI EAFE Fund	131,360	(3,463,308)	(3,331,948)
db X-trackers MSCI Emerging Markets Fund	3,405	(31,346)	(27,941)
db X-trackers MSCI Germany Fund	7,341	(89,827)	(82,486)
db X-trackers MSCI Japan Fund	80,181	(1,190,174)	(1,109,993)
db X-trackers MSCI Asia Pacific ex Japan Fund[1]	—	(53,582)	(53,582)
db X-trackers MSCI Europe Fund[1]	—	35,976	35,976
db X-trackers MSCI United Kingdom Fund[1]	—	39,917	39,917

[1]	For the period October 1, 2013 through November 30, 2013.

Net Change in Unrealized Appreciation or (Deprecation) on Derivatives Recognized in Income

	Equity Futures Contracts	Forward Foreign Currency Contracts	Total
db X-trackers MSCI Brazil Fund	$—	$(270,125)	$(270,125)
db X-trackers MSCI EAFE Fund	67,805	902,545	970,350
db X-trackers MSCI Emerging Markets Fund	6,685	(46,652)	(39,967)
db X-trackers MSCI Germany Fund	27,079	(128,715)	(86,634)
db X-trackers MSCI Japan Fund	160,993	8,021,301	8,182,295
db X-trackers MSCI Asia Pacific ex Japan Fund[1]	—	74,601	74,601
db X-trackers MSCI Europe Fund[1]	—	(36,641)	(36,641)
db X-trackers MSCI United Kingdom Fund[1]	—	(99,158)	(99,158)

[1]	For the period October 1, 2013 through November 30, 2013.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

For the six months ended November 30, 2013 the average monthly volume of derivatives was as follows:

	Futures Contracts (Contract Value)	Forward Foreign Currency Contracts (Market Value)
db X-trackers MSCI Brazil Fund	$—	$4,998,222
db X-trackers MSCI EAFE Fund	1,560,131	146,094,786
db X-trackers MSCI Emerging Markets Fund	166,761	14,767,750
db X-trackers MSCI Germany Fund	284,351	7,764,652
db X-trackers MSCI Japan Fund	2,213,603	158,572,773
db X-trackers MSCI Asia Pacific ex Japan Fund[1]	—	5,096,243
db X-trackers MSCI Europe Fund[1]	—	7,699,129
db X-trackers MSCI United Kingdom Fund[1]	—	5,134,913

[1]	For the period October 1, 2013 through November 30, 2013.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor is also responsible for employing any sampling strategy for the Funds.

TDAM USA Inc. (“TDAM”) acts as investment sub-advisor to each Fund, except the db X-trackers Regulated Utilities Fund, the db X-trackers Municipal Infrastructure Revenue Bond Fund and the db X-trackers Harvest China Fund. The db X-trackers Regulated Utilities Fund is sub-advised by RREEF America L.L.C , the db X-trackers Municipal Bond Fund is sub-advised by Deutsche Investment Management Americas Inc, and the db X-trackers Harvest China Fund is sub-advised by Harvest Global Investments Ltd. The Sub-Advisors are responsible for day-to-day management of the Funds, subject to the replication strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Advisor and Sub Advisor from time to time.

For its investment advisory services to the db X-trackers Harvest China Fund, the Advisor is entitled to receive a management fee at an annual rate equal to 0.80% of its average daily net assets.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary management fee from each Fund at an annual rate equal to:

Fund	Management Fee
db X-trackers MSCI Brazil Fund	0.60%
db X-trackers MSCI EAFE Fund	0.35%
db X-trackers MSCI Emerging Markets Fund	0.65%
db X-trackers MSCI Germany Fund	0.50%
db X-trackers MSCI Japan Fund	0.50%
db X-trackers Municipal Bond Fund	0.30%
db X-trackers Regulated Utilities Fund	0.45%
db X-trackers MSCI Asia Pacific ex Japan Fund	0.60%
db X-trackers MSCI Europe Fund	0.45%
db X-trackers MSCI United Kingdom Fund	0.45%

Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the payments to the Sub-Advisor, the cost of transfer agency, custody, fund administration, legal, audit and other services and effective October 1, 2013, expenses of the Independent Trustees. Each Fund is responsible for the payment of, interest expense, taxes, brokerage expenses, expenses of the Independent Trustees through September 30, 2013, and extraordinary expenses.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

For the period from September 28, 2012 through September 30, 2013, the Advisor contractually agreed to waive fees and/or reimburse expenses in order to limit net annual operating expenses to the following amounts of its average daily net assets, except for interest expense, brokerage expenses, distribution fees or expenses, litigation expenses and any other extraoridnary expenses (the “Expense Cap”):

db X-trackers MSCI Brazil Fund	0.60%
db X-trackers MSCI EAFE Fund	0.35%
db X-trackers MSCI Emerging Markets Fund	0.65%
db X-trackers MSCI Germany Fund	0.50%
db X-trackers MSCI Japan Fund	0.50%

For the period from June 4, 2013 through September 30, 2014, the Advisor contractually agreed to waive fees and/or reimburse expenses in order to limit net annual operating expenses to 0.45% (with respect to the db X-trackers Regulated Utilities Fund) and 0.30% (with respect to the db X-trackers Municipal Infrastructure Revenue Bond Fund) of its average daily net assets, except for interest expense, brokerage expenses, distribution fees or expenses, litigation expenses and any other extraoridnary expenses (the “Expense Cap”).

For the period November 6, 2013 through January 12, 2014, the Advisor contractually agreed to waive fees for the db X-trackers China Harvest Fund in order to limit the Fund’s net annual operating expenses to 0.90% of the Funds average daily net assets, except for interest expense, brokerage expenses, distribution fees or expenses, litigation expenses and any other extraordinary expenses. Effective January 13, 2014, the Advisor agreed to contractually change this Expense Cap to 0.80%. This Expense Cap will remain in effect until at least January 12, 2015.

The Advisor pays the following sub advisors a fee, out of its own resources, based on a percentage of daily net assets for each of the Funds listed below:

Fund	Sub-Advisor
db X-trackers MSCI Brazil Fund	TDAM
0.20% on the first $100 million in daily net assets
0.12% on the next $400 million in daily net assets
0.06% in excess of $500 million in daily net assets

db X-trackers MSCI EAFE Fund	TDAM
0.12% on the first $100 million in daily net assets
0.08% on the next $400 million in daily net assets
0.04% in excess of $500 million in daily net assets

db X-trackers MSCI Emerging Markets Fund	TDAM
0.20% on the first $100 million daily net assets
0.15% on the next $400 million daily net assets
0.06% in excess of $500 million of daily net assets

db X-trackers MSCI Germany Fund	TDAM
0.15% on the first $100 million in daily net assets
0.07% on the next $400 million in daily net assets
0.04% in excess of $500 million in daily net assets

db X-trackers MSCI Japan Fund	TDAM
0.15% on the first $100 million in daily net assets
0.07% on the next $400 million in daily net assets
0.04% in excess of $500 million in daily net assets

db X-trackers Municipal Bond Fund	RREEF America L.L.C.
0.05% on the daily net assets

db X-trackers Regulated Utilities Fund	Deutche Investment Management Americas Inc.
0.05% on the daily net assets

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fund	Sub-Advisor

db X-trackers MSCI Asia Pacific ex Japan Fund	TDAM
0.20% on the first $100 million in daily net assets
0.12% on the next $400 million in daily net assets
0.06% in excess of $500 million in daily net assets

db X-trackers MSCI Europe Fund	TDAM
0.15% on the first $100 million in daily net assets
0.07% on the next $400 million in daily net assets
0.04% in excess of $500 million in of daily net assets

db X-trackers MSCI United Kingdom Fund	TDAM
0.15% on the first $100 million in daily net assets
0.07% on the next $400 million in daily net assets
0.04% in excess of $500 million in daily net assets

db X-trackers Harvest China Fund	Harvest Global Investments Ltd.
0.40% on the daily net assets

The total aggregate fees paid by the Advisor to TDAM will be at least $450,000 per year.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of four Trustees, of whom three are Independent Trustees. The Trust pays each Independent Trustee an annual fee of $25,000, plus a fee of $2,500 per meeting attended in-person or $1,500 per meeting attended telephonically. Each Independent Trustee also receives $1,500 per Audit Committee meeting. The Audit Committee Chairman receives $2,000 as an annual retainer fee. The Trust reimburses each Trustee for their costs and expenses associated with the performance of their duties hereunder, including the cost and expenses associated with attendance at meetings of the Board. Trustees’ fees and expenses are allocated among the Funds based on each Fund’s relative average daily net assets. Effective October 1, 2013, the Advisor pays the fees and expenses of the Independent Trustees for each Fund except for the db X-trackers Harvest China Fund subject to the Expense Cap noted above.

4. Federal Income Taxes

As of November 30, 2013, the cost of investments for Federal income tax purposes and the aggregated gross unrealized appreciation/depreciation on investments were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
db X-trackers MSCI Brazil Fund	$4,563,572	$(124,216)	$213,957	$(338,173)
db X-trackers MSCI EAFE Fund	213,957,993	16,768,496	18,404,892	(1,636,396)
db X-trackers MSCI Emerging Markets Fund	19,982,623	605,677	1,437,049	(831,372)
db X-trackers MSCI Germany Fund	13,365,278	1,506,273	1,523,745	(17,472)
db X-trackers MSCI Japan Fund	237,975,866	9,903,597	13,883,192	(3,979,595)
db X-trackers Municipal Bond Fund	15,628,641	(790,586)	—	(790,586)
db X-trackers Regulated Utilities Fund	11,168,137	74,069	372,214	(298,145)
db X-trackers MSCI AC Asia Pacific ex Japan Fund	5,012,743	165,504	240,564	(75,060)
db X-trackers MSCI Europe Fund	7,606,624	238,329	312,486	(74,157)
db X-trackers MSCI United Kingdom Fund	4,968,418	166,589	220,933	(54,344)
db X-trackers Harvest China Fund	167,839,529	3,268,606	4,590,914	(1,322,308)

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

At May 31, 2013, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, as provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Post-effective-no expiration short-term	Post-effective-no expiration long-term	Total Amount
db X-trackers MSCI Brazil Fund	$49,375	$48,579	$97,954
db X-trackers MSCI EAFE Fund	—	248,389	248,389
db X-trackers MSCI Emerging Markets Fund	107,625	90,849	198,474
db X-trackers MSCI Germany Fund	61,269	112,729	173,998

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses for an unlimited period.

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

During the fiscal year ended May 31, 2013, the Funds incurred and elected to defer net capital losses as follows:

Post-October Losses on Capital
db X-trackers MSCI Brazil Fund	$413,906
db X-trackers MSCI Emerging Markets Fund	259,920
db X-trackers MSCI Germany Fund	367,619

The tax character of current year distributions will be determined at the end of the current fiscal year.

5. Investments in Affiliates

The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Funds. The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the six months ended November 30, 2013.

	Fair Value 5/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 11/30/13	Dividend Income
db X-trackers MSCI EAFE Fund
Deutsche Bank AG (Common Stock)	$300,180	5,430	(26,193)	586,163	(3,672)	861,908	—
db X-trackers MSCI Germany Fund
Deutsche Bank AG (Common Stock)	$204,199	19,920	(32,710)	410,475	(1,688)	600,196	—
db X-trackers MSCI Europe Fund Deutsche Bank AG (Common Stock)	$—	43,928	—	920	—	44,848	—

6. Investment Portfolio Transactions

For the six months ended November 30, 2013, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
db X-trackers MSCI Brazil Fund	$1,677,060	$3,880,707
db X-trackers MSCI EAFE Fund	6,898,827	9,050,109
db X-trackers MSCI Emerging Markets Fund	8,195,723	1,247,917
db X-trackers MSCI Germany Fund	811,834	975,704
db X-trackers MSCI Japan Fund	15,075,024	8,680,207
db X-trackers Municipal Bond Fund[1]	14,925,464	287,798
db X-trackers Regulated Utilities Fund[1]	11,616,129	6,679,171

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Purchases	Sales
db X-trackers MSCI Asia Pacific ex Japan Fund[2]	5,093,349	81,580
db X-trackers MSCI Europe Fund[2]	5,111,397	105,570
db X-trackers MSCI United Kingdom Fund[2]	5,064,717	98,458
db X-trackers Harvest China Fund[3]	167,818,007	—

[1]	For the period June 4, 2013 through November 30, 2013.
[2]	For the period October 1, 2013 through November 30, 2013.
[3]	For the period November 6, 2013 through November 30, 2013.

For the six months ended November 30, 2013, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
db X-trackers MSCI Brazil Fund	$—	$—
db X-trackers MSCI EAFE Fund	144,024,760	—
db X-trackers MSCI Emerging Markets Fund	4,474,967	—
db X-trackers MSCI Germany Fund	9,161,606	—
db X-trackers MSCI Japan Fund	121,144,800	—
db X-trackers Municipal Bond Fund[1]	2,330,607	1,153,767
db X-trackers Regulated Utilities Fund[1]	6,260,444	—
db X-trackers MSCI Asia Pacific ex Japan Fund[2]	—	—
db X-trackers MSCI Europe Fund[2]	2,601,434
db X-trackers MSCI United Kingdom Fund[2]	—	—
db X-trackers Harvest China Fund[3]	—	—

[1]	For the period June 4, 2013 through November 30, 2013.
[2]	For the period October 1, 2013 through November 30, 2013.
[3]	For the period November 6, 2013 through November 30, 2013.

7. Fund Share Transactions

As of November 30, 2013, there were unlimited Fund shares of $0.0001 par value authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8. Investing in Emerging Markets

Investment in emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, (i) greater market volatility, (ii) lower trading volume, (iii) political and economic instability, (iv) high levels of inflations, deflation or currency devaluation, (v) greater risk of market shut down, (vi) more governmental limitations on foreign investments and limitations on repatriation of invested capital than those typically found in a developed market, and (vii) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets.

The financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to a Fund. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. Local agents are held only to the standards of care of their local markets.

DBX ETF Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

9. Line of Credit

Effective October 24, 2013 the db X-trackers MSCI Emerging Markets Hedged Equity Fund and the db X-trackers Harvest CSI 300 China A-Shares Fund entered into a senior unsecured credit facility with a commercial bank which allows the Funds to borrow up to $100 million.

Each Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Fund’s status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. A commitment fee of 0.10% per annum on the daily unused portion of the facility is charged to the db X-trackers CSI 300 Harvest China A-Shares Fund and is included with “interest expense” in the Statement of Operations. In addition, upfront commitment fees, including arrangement, administrative and legal fees, were paid by the db X-trackers Harvest CSI 300 China A-Shares Fund and are also included with “interest expense” in the Statement of Operations. The termination date of this credit facility is October 24, 2014. The Funds did not utilize the credit facility for the period ended November 30, 2013

DBX ETF Trust

ADDITIONAL INFORMATION

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund’s portfolio securities, (and information on how the Funds voted proxies during the period ended June 30, 2013 on Form N-PX) is available without charge, upon request, (i) by calling 855-329-3837; (ii) on the Company’s website at www.dbxus.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Company at 855-329-3837. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily at www.dbxus.com.

DBX ETF Trust

PRIVACY POLICY NOTICE

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax adviser, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.dbxus.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

DBX ETF Trust

This report is intended for the shareholders of DBX ETF Trust. It must be distributed or accompanied by a current prospectus.

Carefully consider a Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus, which may be obtained by calling 1-855-DBX-ETFS (1-855-329-3837), or by viewing or downloading a prospectus. Read the prospectus carefully before investing.

Investing involves risk, including possible loss of principal.

The funds are non-diversified and can take larger positions in fewer issues, increasing potential risk.

The funds may use derivatives to hedge its investments or to seek to enhance returns. Derivatives entail risks relating to liquidity, leverage and credit that may reduce returns and increase volatility.

Stocks may decline in value. Investing in foreign companies, particularly those in emerging markets, presents certain risks, such as currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds and may be subject to enhanced risks. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. High yield bonds involve increased credit and liquidity risk, and are considered speculative in terms of the issuer’s ability to pay interest and repay principal in a timely manner. Please read the prospectus for more information. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that fund.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the New York Stock Exchange. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

Deutsche Asset & Wealth Management is the brand name for the asset and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries. Clients will be provided Deutsche Asset & Wealth Management products or services by one or more legal entities that will be identified to clients pursuant to the contracts, agreements, offering materials or other documentation relevant to such products or services.

MSCI and MSCI Index are servicemarks of MSCI Inc. and have been licensed for use by Deutsche Bank AG. The Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. nor does this company make any representation regarding the advisability of investing in the Funds. Index data source: MSCI Inc.

Copyright © 2013 Deutsche Bank AG. All rights reserved. db-X® is a registered trademark of Deutsche Bank AG. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured — No Bank Guarantee — May Lose Value

DBX ETF Trust

INVESTMENT ADVISOR

DBX Advisors LLC

60 Wall Street

New York, NY 10005

INVESTMENT SUB-ADVISOR

TDAM USA Inc.

161 Bay Street, 35th Floor

TD Canada Trust Tower

Toronto, Ontario Canada M5J 2T2

ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

5 Times Square

New York, NY 10036

LEGAL COUNSEL

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

DBX 732

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	The schedule is included as a part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date February 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date February 10, 2014

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date February 10, 2014

*	Print the name and title of each signing officer under his or her signature.